UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04041

STATE STREET VARIABLE INSURANCE

SERIES FUNDS, INC.

(formerly known as GE Investments Funds, Inc.)

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments.

State Street U.S. Equity V.I.S. Fund

Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 98.0% †
Aerospace & Defense – 1.6%
General Dynamics Corp.	580	$118,738
Hexcel Corp.	1,134	76,035
Raytheon Co.	822	169,874
The Boeing Co.	250	92,975
		457,622
Air Freight & Logistics – 0.5%
FedEx Corp.	278	66,940
United Parcel Service Inc., Class B	758	88,496
		155,436
Airlines – 0.3%
Alaska Air Group Inc.	727	50,061
JetBlue Airways Corp.	1,558	30,163	(a)
		80,224
Application Software – 1.7%
Adobe Systems Inc.	406	109,600	(a)
Intuit Inc.	429	97,555
salesforce.com Inc.	1,753	278,779	(a)
		485,934
Asset Management & Custody Banks – 0.4%
BlackRock Inc.	237	111,705
Auto Parts & Equipment – 0.3%
Aptiv PLC	1,121	94,052
Automotive Retail – 0.4%
AutoZone Inc.	133	103,168	(a)
Biotechnology – 4.3%
Alexion Pharmaceuticals Inc.	882	122,607	(a)
Biogen Inc.	1,273	449,764	(a)
Gilead Sciences Inc.	6,234	481,327
Vertex Pharmaceuticals Inc.	1,018	196,209	(a)
		1,249,907
Building Products – 0.3%
Allegion PLC	986	89,302
Cable & Satellite – 1.9%
Charter Communications Inc., Class A	1,093	356,187	(a)
Comcast Corp., Class A	5,179	183,388
		539,575
Communications Equipment – 0.7%
Cisco Systems Inc.	4,003	194,746
Construction Materials – 0.1%
Vulcan Materials Co.	175	19,460
Consumer Finance – 0.4%
American Express Co.	1,193	127,043
Data Processing & Outsourced Services – 4.0%
Mastercard Inc., Class A	765	170,297
Visa Inc., Class A	6,550	983,089
		1,153,386
Diversified Banks – 4.6%
Bank of America Corp.	10,694	315,045
JPMorgan Chase & Co.	8,150	919,646
U.S. Bancorp	1,556	82,173
		1,316,864
Diversified Chemicals – 0.7%
DowDuPont Inc.	2,981	191,708
Electric Utilities – 1.4%
American Electric Power Company Inc.	878	62,233
Duke Energy Corp.	268	21,446
Edison International	494	33,434
Exelon Corp.	2,188	95,528
NextEra Energy Inc.	862	144,471
PG&E Corp.	731	33,633
		390,745
Electrical Components & Equipment – 0.5%
Emerson Electric Co.	1,408	107,825
Rockwell Automation Inc.	214	40,129
		147,954
Electronic Components – 1.2%
Corning Inc.	9,702	342,481

	Number of Shares	Fair Value
Environmental & Facilities Services – 0.2%
Republic Services Inc.	641	$46,575
Fertilizers & Agricultural Chemicals – 0.2%
The Mosaic Co.	1,486	48,265
Financial Exchanges & Data – 1.8%
CME Group Inc.	2,009	341,952
S&P Global Inc.	880	171,943
		513,895
Footwear – 0.7%
NIKE Inc., Class B	2,365	200,363
General Merchandise Stores – 0.3%
Dollar Tree Inc.	1,016	82,855	(a)
Gold – 0.1%
Newmont Mining Corp.	669	20,204
Healthcare Distributors – 0.3%
Henry Schein Inc.	1,148	97,614	(a)
Healthcare Equipment – 1.7%
Boston Scientific Corp.	7,542	290,367	(a)
Hologic Inc.	1,291	52,905	(a)
Medtronic PLC	1,638	161,130
		504,402
Healthcare Services – 0.3%
DaVita Inc.	1,255	89,896	(a)
Healthcare Supplies – 0.4%
The Cooper Companies Inc.	380	105,317
Home Improvement Retail – 0.7%
The Home Depot Inc.	1,001	207,357
Hotels, Resorts & Cruise Lines – 0.3%
Marriott International Inc., Class A	630	83,179
Household Products – 0.8%
The Procter & Gamble Co.	2,688	223,722
Hypermarkets & Super Centers – 0.3%
Walmart Inc.	879	82,547
Independent Power Producers & Energy Traders – 0.1%
NRG Energy Inc.	505	18,887
Industrial Conglomerates – 1.1%
Honeywell International Inc.	1,185	197,184
Roper Technologies Inc.	435	128,851
		326,035
Industrial Gases – 0.4%
Air Products & Chemicals Inc.	645	107,747
Industrial Machinery – 2.4%
Ingersoll-Rand PLC	3,455	353,446
Xylem Inc.	4,255	339,847
		693,293
Insurance Brokers – 0.3%
Marsh & McLennan Companies Inc.	968	80,073
Integrated Oil & Gas – 2.6%
Chevron Corp.	3,808	465,643
Exxon Mobil Corp.	3,361	285,752
		751,395
Integrated Telecommunication Services – 0.6%
AT&T Inc.	1,842	61,855
Verizon Communications Inc.	2,367	126,374
		188,229
Interactive Home Entertainment – 0.5%
Activision Blizzard Inc.	960	79,862
Electronic Arts Inc.	487	58,679	(a)
		138,541
Interactive Media & Services – 5.8%
Alphabet Inc., Class A	637	768,910	(a)
Alphabet Inc., Class C	351	418,908	(a,b)
Facebook Inc., Class A	2,928	481,539	(a)
		1,669,357
Internet & Direct Marketing Retail – 4.7%
Amazon.com Inc.	572	1,145,716	(a)
Booking Holdings Inc.	100	198,400	(a)
		1,344,116
Investment Banking & Brokerage – 1.1%
The Charles Schwab Corp.	6,715	330,042

State Street U.S. Equity V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
IT Consulting & Other Services – 0.7%
Accenture PLC, Class A	527	$89,695
International Business Machines Corp.	752	113,710
		203,405
Life & Health Insurance – 0.3%
Prudential Financial Inc.	830	84,096
Life Sciences Tools & Services – 0.5%
IQVIA Holdings Inc.	924	119,880	(a)
Thermo Fisher Scientific Inc.	131	31,974
		151,854
Managed Healthcare – 2.0%
Cigna Corp.	622	129,531
Humana Inc.	328	111,035
UnitedHealth Group Inc.	1,268	337,339
		577,905
Movies & Entertainment – 2.3%
Netflix Inc.	467	174,719	(a)
The Walt Disney Co.	4,181	488,926
		663,645
Multi-Line Insurance – 0.3%
American International Group Inc.	796	42,379
The Hartford Financial Services Group Inc.	936	46,763
		89,142
Multi-Sector Holdings – 1.2%
Berkshire Hathaway Inc., Class B	1,571	336,367	(a)
Multi-Utilities – 1.0%
Dominion Energy Inc.	608	42,730
Sempra Energy	2,172	247,065
		289,795
Oil & Gas Equipment & Services – 1.4%
Schlumberger Ltd.	6,449	392,873
Oil & Gas Exploration & Production – 1.9%
Concho Resources Inc.	578	88,289	(a)
ConocoPhillips	1,401	108,437
Diamondback Energy Inc.	2,103	284,305
EOG Resources Inc.	473	60,341
		541,372
Oil & Gas Refining & Marketing – 0.3%
Valero Energy Corp.	833	94,754
Packaged Foods & Meats – 2.0%
Mondelez International Inc., Class A	11,777	505,940
The Kraft Heinz Co.	1,304	71,863
		577,803
Pharmaceuticals – 4.8%
Allergan PLC	2,347	447,057
Elanco Animal Health Inc.	627	21,876	(a)
Johnson & Johnson	2,925	404,147
Mylan N.V.	5,207	190,576	(a)
Pfizer Inc.	6,973	307,300
		1,370,956
Property & Casualty Insurance – 0.8%
Chubb Ltd.	1,721	229,994
Railroads – 0.6%
Union Pacific Corp.	982	159,899
Regional Banks – 1.4%
First Republic Bank	4,355	418,080

	Number of Shares	Fair Value
Restaurants – 0.9%
McDonald’s Corp.	1,473	$246,418
Semiconductor Equipment – 1.8%
Applied Materials Inc.	12,461	481,617
Lam Research Corp.	324	49,151
		530,768
Semiconductors – 2.6%
Broadcom Inc.	1,917	472,981
Intel Corp.	2,300	108,767
NVIDIA Corp.	624	175,357
		757,105
Soft Drinks – 2.2%
PepsiCo Inc.	5,737	641,397
Specialized REITs – 3.1%
American Tower Corp.	2,807	407,857	(b)
Equinix Inc.	710	307,352
Extra Space Storage Inc.	1,913	165,742
		880,951
Specialty Chemicals – 0.9%
Albemarle Corp.	1,939	193,473
PPG Industries Inc.	651	71,044
		264,517
Specialty Stores – 0.5%
Ulta Salon Cosmetics & Fragrance Inc.	499	140,778	(a)
Steel – 0.1%
Steel Dynamics Inc.	354	15,997
Systems Software – 5.5%
Microsoft Corp.	11,050	1,263,788
Oracle Corp.	4,121	212,479
Proofpoint Inc.	360	38,279	(a)
ServiceNow Inc.	344	67,297	(a)
		1,581,843
Technology Hardware, Storage & Peripherals – 4.0%
Apple Inc.	5,145	1,161,432
Tobacco – 0.5%
Philip Morris International Inc.	1,877	153,051
Trading Companies & Distributors – 1.2%
United Rentals Inc.	2,193	358,775	(a)
Wireless Telecommunication Services – 0.2%
T-Mobile US Inc.	807	56,635	(a)
Total Common Stock (Cost $21,065,708)		28,176,825
Short-Term Investments – 2.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.01% (Cost $636,282)	636,282	636,282	(c,d)
Total Investments (Cost $21,701,990)		28,813,107
Liabilities in Excess of Other Assets, net – (0.2)%		(48,820)

NET ASSETS – 100.0%		$28,764,287

Other Information:

The Fund had the following short futures contracts open at September 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
S&P 500 Emini Index Futures	December 2018	1	(145,210)	$(145,950)	$(740)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At September 30, 2018, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2018.

Abbreviations:

REIT             Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$28,176,825	$—	$—	$28,176,825
Short-Term Investments	636,282	—	—	636,282

Total Investments in Securities	$28,813,107	$—	$—	$28,813,107

Other Financial Instruments
Short Futures Contracts - Unrealized Depreciation	$(740)	$—	$—	$(740)

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,034,501	1,034,501	3,158,923	3,557,142	—	—	636,282	$636,282	8,969

TOTAL		$1,034,501	$3,158,923	$3,557,142	$—	$—		$636,282	$8,969

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 98.3% †
Advertising – 0.1%
Omnicom Group Inc.	1,743	$118,559
The Interpublic Group of Companies Inc.	2,720	62,206
		180,765
Aerospace & Defense – 2.7%
Arconic Inc.	3,788	83,374
General Dynamics Corp.	2,112	432,369
Harris Corp.	900	152,289
Huntington Ingalls Industries Inc.	300	76,824
L3 Technologies Inc.	589	125,233
Lockheed Martin Corp.	1,868	646,253
Northrop Grumman Corp.	1,297	411,629
Raytheon Co.	2,261	467,258
Rockwell Collins Inc.	1,236	173,621
Textron Inc.	1,925	137,580
The Boeing Co.	4,104	1,526,277
TransDigm Group Inc.	333	123,976	(a)
United Technologies Corp.	5,789	809,360
		5,166,043
Agricultural & Farm Machinery – 0.2%
Deere & Co.	2,406	361,694
Agricultural Products – 0.1%
Archer-Daniels-Midland Co.	4,324	217,367
Air Freight & Logistics – 0.7%
CH Robinson Worldwide Inc.	1,029	100,760
Expeditors International of Washington Inc.	1,399	102,868
FedEx Corp.	1,888	454,612
United Parcel Service Inc., Class B	5,340	623,445
		1,281,685
Airlines – 0.5%
Alaska Air Group Inc.	1,000	68,860
American Airlines Group Inc.	3,098	128,040
Delta Air Lines Inc.	4,832	279,435
Southwest Airlines Co.	3,961	247,364
United Continental Holdings Inc.	1,850	164,761	(a)
		888,460
Alternative Carriers – 0.1%
CenturyLink Inc.	7,333	155,460
Aluminum – 0.0%*
Alcoa Corp.	1	40	(a)
Apparel Retail – 0.5%
Foot Locker Inc.	800	40,784
L Brands Inc.	2,188	66,296
Ross Stores Inc.	2,896	286,994
The Gap Inc.	1,676	48,353
The TJX Companies Inc.	4,769	534,223
		976,650
Apparel, Accessories & Luxury Goods – 0.4%
Hanesbrands Inc.	2,400	44,232
Michael Kors Holdings Ltd.	1,222	83,780	(a)
PVH Corp.	669	96,604
Ralph Lauren Corp.	400	55,020
Tapestry Inc.	2,289	115,068
Under Armour Inc., Class A	1,700	36,074	(a)
Under Armour Inc., Class C	1,712	33,315	(a)
VF Corp.	2,502	233,812
		697,905
Application Software – 1.6%
Adobe Systems Inc.	3,809	1,028,240	(a)
ANSYS Inc.	700	130,676	(a)
Autodesk Inc.	1,648	257,269	(a)
Cadence Design Systems Inc.	2,200	99,704	(a)
Citrix Systems Inc.	907	100,822	(a)
Intuit Inc.	1,987	451,844
salesforce.com Inc.	5,812	924,282	(a)
Synopsys Inc.	1,199	118,234	(a)
Verint Systems Inc.	1	50	(a)
		3,111,121

	Number of Shares	Fair Value
Asset Management & Custody Banks – 0.9%
Affiliated Managers Group Inc.	400	$54,688
Ameriprise Financial Inc.	1,005	148,398
BlackRock Inc.	926	436,452
Franklin Resources Inc.	2,600	79,066
Invesco Ltd.	3,250	74,360
Northern Trust Corp.	1,696	173,213
State Street Corp.	2,911	243,884	(b)
T Rowe Price Group Inc.	1,940	211,809
The Bank of New York Mellon Corp.	7,066	360,295
		1,782,165
Auto Parts & Equipment – 0.1%
Aptiv PLC	2,056	172,498
BorgWarner Inc.	1,747	74,737
		247,235
Automobile Manufacturers – 0.3%
Ford Motor Co.	31,182	288,433
General Motors Co.	9,986	336,229
		624,662
Automotive Retail – 0.3%
Advance Auto Parts Inc.	622	104,701
AutoZone Inc.	198	153,589	(a)
CarMax Inc.	1,390	103,791	(a)
O’Reilly Automotive Inc.	638	221,590	(a)
		583,671
Biotechnology – 2.5%
AbbVie Inc.	11,634	1,100,344
Alexion Pharmaceuticals Inc.	1,701	236,456	(a)
Amgen Inc.	4,972	1,030,646
Biogen Inc.	1,558	550,457	(a)
Celgene Corp.	5,457	488,347	(a)
Gilead Sciences Inc.	9,905	764,765
Incyte Corp.	1,400	96,712	(a)
Regeneron Pharmaceuticals Inc.	550	222,222	(a)
Vertex Pharmaceuticals Inc.	1,900	366,206	(a)
		4,856,155
Brewers – 0.1%
Molson Coors Brewing Co., Class B	1,598	98,277
Broadcasting – 0.1%
CBS Corp., Class B	2,596	149,140
Discovery Inc., Class A	1,497	47,904	(a)
Discovery Inc., Class C	2,636	77,973	(a)
		275,017
Building Products – 0.3%
Allegion PLC	733	66,388
AO Smith Corp.	1,300	69,381
Fortune Brands Home & Security Inc.	1,000	52,360
Johnson Controls International PLC	7,042	246,470
Masco Corp.	2,542	93,037
		527,636
Cable & Satellite – 0.9%
Charter Communications Inc., Class A	1,400	456,232	(a)
Comcast Corp., Class A	35,053	1,241,227
DISH Network Corp., Class A	1,500	53,640	(a)
		1,751,099
Casinos & Gaming – 0.1%
MGM Resorts International	4,200	117,222
Wynn Resorts Ltd.	751	95,422
		212,644
Commodity Chemicals – 0.1%
LyondellBasell Industries N.V., Class A	2,410	247,049
Communications Equipment – 1.1%
Arista Networks Inc.	350	93,051	(a)
Cisco Systems Inc.	35,112	1,708,199
F5 Networks Inc.	400	79,768	(a)
Juniper Networks Inc.	2,800	83,916
Motorola Solutions Inc.	1,244	161,894
		2,126,828
Computer & Electronics Retail – 0.1%
Best Buy Company Inc.	1,895	150,387
Construction & Engineering – 0.1%
Fluor Corp.	1,178	68,442

State Street S&P 500 Index V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Jacobs Engineering Group Inc.	850	$65,025
Quanta Services Inc.	1,200	40,056	(a)
		173,523
Construction Machinery & Heavy Trucks – 0.6%
Caterpillar Inc.	4,608	702,674
Cummins Inc.	1,256	183,464
PACCAR Inc.	2,703	184,317
		1,070,455
Construction Materials – 0.1%
Martin Marietta Materials Inc.	500	90,975
Vulcan Materials Co.	973	108,198
		199,173
Consumer Electronics – 0.0%*
Garmin Ltd.	1,000	70,050
Consumer Finance – 0.7%
American Express Co.	5,558	591,871
Capital One Financial Corp.	3,773	358,171
Discover Financial Services	2,677	204,657
Synchrony Financial	5,358	166,527
		1,321,226
Copper – 0.1%
Freeport-McMoRan Inc.	10,498	146,132
Data Processing & Outsourced Services – 3.3%
Alliance Data Systems Corp.	325	76,752
Automatic Data Processing Inc.	3,385	509,984
Broadridge Financial Solutions Inc.	900	118,755
Fidelity National Information Services Inc.	2,600	283,582
Fiserv Inc.	3,058	251,918	(a)
FleetCor Technologies Inc.	700	159,488	(a)
Global Payments Inc.	1,263	160,906
Mastercard Inc., Class A	7,012	1,560,941
Paychex Inc.	2,534	186,629
PayPal Holdings Inc.	9,092	798,641	(a)
The Western Union Co.	3,224	61,450
Total System Services Inc.	1,302	128,560
Visa Inc., Class A	13,620	2,044,226
		6,341,832
Department Stores – 0.1%
Kohl’s Corp.	1,273	94,902
Macy’s Inc.	2,334	81,060
Nordstrom Inc.	992	59,332
		235,294
Distillers & Vintners – 0.2%
Brown-Forman Corp., Class B	1,294	65,412
Constellation Brands Inc., Class A	1,279	275,778
		341,190
Distributors – 0.1%
Genuine Parts Co.	1,145	113,813
LKQ Corp.	2,452	77,655	(a)
		191,468
Diversified Banks – 4.6%
Bank of America Corp.	71,348	2,101,912
Citigroup Inc.	19,517	1,400,149
JPMorgan Chase & Co.	25,814	2,912,852
U.S. Bancorp	12,049	636,308
Wells Fargo & Co.	33,293	1,749,880
		8,801,101
Diversified Chemicals – 0.7%
DowDuPont Inc.	17,825	1,146,326
Eastman Chemical Co.	1,118	107,015
		1,253,341
Diversified Support Services – 0.1%
Cintas Corp.	664	131,346
Copart Inc.	1,600	82,448	(a)
		213,794
Drug Retail – 0.3%
Walgreens Boots Alliance Inc.	6,613	482,088
Electric Utilities – 1.7%
Alliant Energy Corp.	1,600	68,112
American Electric Power Company Inc.	3,883	275,227
Duke Energy Corp.	5,404	432,428
Edison International	2,442	165,275

	Number of Shares	Fair Value
Entergy Corp.	1,253	$101,656
Evergy Inc.	2,199	120,769
Eversource Energy	2,330	143,155
Exelon Corp.	7,334	320,202
FirstEnergy Corp.	3,754	139,536
NextEra Energy Inc.	3,602	603,695
PG&E Corp.	3,754	172,721
Pinnacle West Capital Corp.	900	71,262
PPL Corp.	5,737	167,865
The Southern Co.	7,558	329,529
Xcel Energy Inc.	3,780	178,454
		3,289,886
Electrical Components & Equipment – 0.5%
AMETEK Inc.	1,800	142,416
Eaton Corporation PLC	3,345	290,112
Emerson Electric Co.	4,826	369,575
Rockwell Automation Inc.	1,019	191,083
		993,186
Electronic Components – 0.2%
Amphenol Corp., Class A	2,400	225,648
Corning Inc.	6,434	227,120
		452,768
Electronic Equipment & Instruments – 0.0%*
FLIR Systems Inc.	1,100	67,617
Electronic Manufacturing Services – 0.1%
IPG Photonics Corp.	300	46,821	(a)
TE Connectivity Ltd.	2,654	233,366
		280,187
Environmental & Facilities Services – 0.3%
Republic Services Inc.	1,615	117,346
Rollins Inc.	800	48,552
Stericycle Inc.	800	46,944	(a)
Waste Management Inc.	3,103	280,387
		493,229
Fertilizers & Agricultural Chemicals – 0.1%
CF Industries Holdings Inc.	1,685	91,731
FMC Corp.	1,122	97,816
The Mosaic Co.	2,500	81,200
		270,747
Financial Exchanges & Data – 0.9%
Cboe Global Markets Inc.	800	76,768
CME Group Inc.	2,674	455,142
Intercontinental Exchange Inc.	4,355	326,146
Moody’s Corp.	1,329	222,209
MSCI Inc.	700	124,187
Nasdaq Inc.	968	83,054
S&P Global Inc.	1,926	376,321
		1,663,827
Food Distributors – 0.1%
Sysco Corp.	3,749	274,614
Food Retail – 0.1%
The Kroger Co.	6,090	177,280
Footwear – 0.4%
NIKE Inc., Class B	9,842	833,814
General Merchandise Stores – 0.4%
Dollar General Corp.	1,900	207,670
Dollar Tree Inc.	1,948	158,859	(a)
Target Corp.	3,995	352,399
		718,928
Gold – 0.1%
Newmont Mining Corp.	4,419	133,454
Health Care REITs – 0.2%
HCP Inc.	3,274	86,172
Ventas Inc.	2,629	142,965
Welltower Inc.	2,800	180,096
		409,233
Healthcare Distributors – 0.3%
AmerisourceBergen Corp.	1,261	116,289
Cardinal Health Inc.	2,268	122,472
Henry Schein Inc.	1,098	93,363	(a)
McKesson Corp.	1,489	197,516
		529,640

State Street S&P 500 Index V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Healthcare Equipment – 3.0%
Abbott Laboratories	13,614	$998,723
ABIOMED Inc.	300	134,925	(a)
Baxter International Inc.	3,777	291,169
Becton Dickinson and Co.	2,083	543,663
Boston Scientific Corp.	10,899	419,611	(a)
Danaher Corp.	4,700	510,702
Edwards Lifesciences Corp.	1,600	278,560	(a)
Hologic Inc.	2,400	98,352	(a)
IDEXX Laboratories Inc.	700	174,762	(a)
Intuitive Surgical Inc.	869	498,806	(a)
Medtronic PLC	10,406	1,023,638
ResMed Inc.	1,200	138,408
Stryker Corp.	2,481	440,824
Varian Medical Systems Inc.	634	70,964	(a)
Zimmer Biomet Holdings Inc.	1,640	215,611
		5,838,718
Healthcare Facilities – 0.2%
HCA Healthcare Inc.	2,191	304,812
Universal Health Services Inc., Class B	758	96,903
		401,715
Healthcare Services – 0.7%
CVS Health Corp.	7,889	621,022
DaVita Inc.	1,158	82,948	(a)
Envision Healthcare Corp.	1,085	49,617	(a)
Express Scripts Holding Co.	4,188	397,902	(a)
Laboratory Corporation of America Holdings	800	138,944	(a)
Quest Diagnostics Inc.	1,000	107,910
		1,398,343
Healthcare Supplies – 0.2%
Align Technology Inc.	561	219,474	(a)
DENTSPLY SIRONA Inc.	1,532	57,818
The Cooper Companies Inc.	415	115,017
		392,309
Healthcare Technology – 0.1%
Cerner Corp.	2,400	154,584	(a)
Home Building – 0.1%
D.R. Horton Inc.	2,900	122,322
Lennar Corp., Class A	2,100	98,049
PulteGroup Inc.	2,235	55,361
		275,732
Home Furnishings – 0.1%
Leggett & Platt Inc.	1,000	43,790
Mohawk Industries Inc.	500	87,675	(a)
		131,465
Home Improvement Retail – 1.3%
Lowe’s Companies Inc.	6,331	726,926
The Home Depot Inc.	8,774	1,817,534
		2,544,460
Hotel & Resort REITs – 0.1%
Host Hotels & Resorts Inc.	5,617	118,519
Hotels, Resorts & Cruise Lines – 0.5%
Carnival Corp.	3,300	210,441
Hilton Worldwide Holdings Inc.	2,100	169,638
Marriott International Inc., Class A	2,182	288,090
Norwegian Cruise Line Holdings Ltd.	1,500	86,145	(a)
Royal Caribbean Cruises Ltd.	1,263	164,114
		918,428
Household Appliances – 0.0%*
Whirlpool Corp.	551	65,431
Household Products – 1.4%
Church & Dwight Company Inc.	1,838	109,122
Colgate-Palmolive Co.	6,753	452,113
Kimberly-Clark Corp.	2,612	296,828
The Clorox Co.	1,045	157,179
The Procter & Gamble Co.	19,119	1,591,274
		2,606,516
Housewares & Specialties – 0.0%*
Newell Brands Inc.	3,534	71,740
Human Resource & Employment Services – 0.0%*
Robert Half International Inc.	875	61,583

	Number of Shares	Fair Value
Hypermarkets & Super Centers – 1.0%
Costco Wholesale Corp.	3,409	$800,706
Walmart Inc.	11,001	1,033,104
		1,833,810
Independent Power Producers & Energy Traders – 0.1%
AES Corp.	5,500	77,000
NRG Energy Inc.	2,538	94,921
		171,921
Industrial Conglomerates – 1.5%
3M Co.	4,506	949,459
General Electric Co.	67,262	759,388
Honeywell International Inc.	5,791	963,622
Roper Technologies Inc.	803	237,857
		2,910,326
Industrial Gases – 0.3%
Air Products & Chemicals Inc.	1,741	290,834
Praxair Inc.	2,214	355,856
		646,690
Industrial Machinery – 0.8%
Altra Industrial Motion Corp.	113	487
Dover Corp.	1,309	115,886
Flowserve Corp.	900	49,221
Fortive Corp.	2,149	180,946
Illinois Tool Works Inc.	2,260	318,931
Ingersoll-Rand PLC	2,000	204,600
Parker-Hannifin Corp.	1,034	190,184
Pentair PLC	1,407	60,993
Snap-on Inc.	409	75,092
Stanley Black & Decker Inc.	1,099	160,938
Xylem Inc.	1,281	102,313
		1,459,591
Industrial REITs – 0.2%
Duke Realty Corp.	3,100	87,947
Prologis Inc. REIT	4,829	327,358
		415,305
Insurance Brokers – 0.5%
Aon PLC	1,934	297,410
Arthur J Gallagher & Co.	1,427	106,226
Marsh & McLennan Companies Inc.	3,909	323,352
Willis Towers Watson PLC	1,058	149,115
		876,103
Integrated Oil & Gas – 2.6%
Chevron Corp.	14,649	1,791,280
Exxon Mobil Corp.	32,435	2,757,624
Occidental Petroleum Corp.	5,957	489,486
		5,038,390
Integrated Telecommunication Services – 1.8%
AT&T Inc.	55,566	1,865,906
Verizon Communications Inc.	31,592	1,686,697
		3,552,603
Interactive Home Entertainment – 0.5%
Activision Blizzard Inc.	5,800	482,502
Electronic Arts Inc.	2,438	293,755	(a)
Take-Two Interactive Software Inc.	900	124,191	(a)
		900,448
Interactive Media & Services – 4.6%
Alphabet Inc., Class A	2,296	2,771,456	(a)
Alphabet Inc., Class C	2,365	2,822,557	(a,c)
Facebook Inc., Class A	18,524	3,046,457	(a)
TripAdvisor Inc.	650	33,195	(a)
Twitter Inc.	5,100	145,146	(a)
		8,818,811
Internet & Direct Marketing Retail – 3.8%
Amazon.com Inc.	3,147	6,303,441	(a)
Booking Holdings Inc.	373	740,032	(a)
eBay Inc.	6,960	229,819	(a)
Expedia Group Inc.	850	110,908
		7,384,200
Internet Services & Infrastructure – 0.1%
Akamai Technologies Inc.	1,333	97,509	(a)
VeriSign Inc.	824	131,939	(a)
		229,448

State Street S&P 500 Index V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Investment Banking & Brokerage – 0.9%
E*TRADE Financial Corp.	2,040	$106,876	(a)
Morgan Stanley	10,429	485,678
Raymond James Financial Inc.	1,100	101,255
The Charles Schwab Corp.	9,211	452,721
The Goldman Sachs Group Inc.	2,703	606,121
		1,752,651
IT Consulting & Other Services – 1.3%
Accenture PLC, Class A	4,945	841,639
Cognizant Technology Solutions Corp., Class A	4,519	348,641
DXC Technology Co.	2,124	198,637
Gartner Inc.	700	110,950	(a)
International Business Machines Corp.	7,011	1,060,133
		2,560,000
Leisure Products – 0.1%
Hasbro Inc.	796	83,676
Mattel Inc.	3,296	51,747
		135,423
Life & Health Insurance – 0.7%
Aflac Inc.	5,848	275,265
Brighthouse Financial Inc.	841	37,206	(a)
Lincoln National Corp.	1,759	119,014
MetLife Inc.	7,860	367,219
Principal Financial Group Inc.	2,111	123,684
Prudential Financial Inc.	3,201	324,325
Torchmark Corp.	666	57,736
Unum Group	1,589	62,082
		1,366,531
Life Sciences Tools & Services – 0.9%
Agilent Technologies Inc.	2,538	179,031
Illumina Inc.	1,101	404,133	(a)
IQVIA Holdings Inc.	1,200	155,688	(a)
Mettler-Toledo International Inc.	207	126,059	(a)
PerkinElmer Inc.	711	69,159
Thermo Fisher Scientific Inc.	3,128	763,482
Waters Corp.	584	113,693	(a)
		1,811,245
Managed Healthcare – 2.1%
Aetna Inc.	2,527	512,602	(c)
Anthem Inc.	1,981	542,893
Centene Corp.	1,600	231,648	(a)
Cigna Corp.	1,909	397,549
Humana Inc.	1,027	347,660
UnitedHealth Group Inc.	7,348	1,954,862
WellCare Health Plans Inc.	400	128,196	(a)
		4,115,410
Metal & Glass Containers – 0.1%
Ball Corp.	2,682	117,981
Motorcycle Manufacturers – 0.0%*
Harley-Davidson Inc.	1,535	69,536
Movies & Entertainment – 1.7%
Netflix Inc.	3,328	1,245,105	(a)
The Walt Disney Co.	11,415	1,334,870
Twenty-First Century Fox Inc., Class A	8,190	379,443
Twenty-First Century Fox Inc., Class B	3,392	155,421
Viacom Inc., Class B	2,846	96,081
		3,210,920
Multi-Line Insurance – 0.3%
American International Group Inc.	6,887	366,664
Assurant Inc.	500	53,975
Loews Corp.	1,862	93,528
The Hartford Financial Services Group Inc.	2,944	147,082
		661,249
Multi-Sector Holdings – 1.7%
Berkshire Hathaway Inc., Class B	14,973	3,205,869	(a)
Jefferies Financial Group Inc.	2,200	48,312
		3,254,181
Multi-Utilities – 0.9%
Ameren Corp.	1,942	122,773
CenterPoint Energy Inc.	3,718	102,803
CMS Energy Corp.	2,400	117,600

	Number of Shares	Fair Value
Consolidated Edison Inc.	2,255	$171,808
Dominion Energy Inc.	4,982	350,135
DTE Energy Co.	1,366	149,072
NiSource Inc.	2,515	62,674
Public Service Enterprise Group Inc.	3,792	200,180
SCANA Corp.	1,100	42,779
Sempra Energy	2,100	238,875
WEC Energy Group Inc.	2,474	165,164
		1,723,863
Office REITs – 0.2%
Alexandria Real Estate Equities Inc.	800	100,632
Boston Properties Inc.	1,098	135,153
SL Green Realty Corp.	600	58,518
Vornado Realty Trust	1,211	88,403
		382,706
Oil & Gas Drilling – 0.0%*
Helmerich & Payne Inc.	900	61,893
Oil & Gas Equipment & Services – 0.7%
Baker Hughes a GE Co.	2,981	100,847
Halliburton Co.	6,850	277,630
National Oilwell Varco Inc.	2,846	122,606
Schlumberger Ltd.	10,671	650,077
TechnipFMC PLC	3,386	105,813
		1,256,973
Oil & Gas Exploration & Production – 1.6%
Anadarko Petroleum Corp.	4,057	273,482
Apache Corp.	2,948	140,531
Cabot Oil & Gas Corp.	3,600	81,072
Cimarex Energy Co.	700	65,058
Concho Resources Inc.	1,500	229,125	(a)
ConocoPhillips	9,040	699,696
Devon Energy Corp.	4,192	167,429
EOG Resources Inc.	4,500	574,065
EQT Corp.	2,014	89,079
Hess Corp.	2,049	146,667
Marathon Oil Corp.	7,042	163,938
Newfield Exploration Co.	1,300	37,479	(a)
Noble Energy Inc.	3,700	115,403
Pioneer Natural Resources Co.	1,300	226,447
		3,009,471
Oil & Gas Refining & Marketing – 0.7%
Andeavor	1,114	170,999
HollyFrontier Corp.	1,300	90,870
Marathon Petroleum Corp.	3,464	277,016
Phillips 66	3,161	356,308
Valero Energy Corp.	3,228	367,185
		1,262,378
Oil & Gas Storage & Transportation – 0.4%
Kinder Morgan Inc.	14,304	253,610
ONEOK Inc.	3,000	203,370
The Williams Companies Inc.	9,171	249,359
		706,339
Packaged Foods & Meats – 0.9%
Campbell Soup Co.	1,615	59,157
Conagra Brands Inc.	3,254	110,538
General Mills Inc.	4,436	190,393
Hormel Foods Corp.	1,800	70,920
Kellogg Co.	1,890	132,338
McCormick & Company Inc.	900	118,575
Mondelez International Inc., Class A	11,435	491,248
The Hershey Co.	1,016	103,632
The JM Smucker Co.	947	97,172
The Kraft Heinz Co.	4,795	264,252
Tyson Foods Inc., Class A	2,362	140,610
		1,778,835
Paper Packaging – 0.3%
Avery Dennison Corp.	692	74,978
International Paper Co.	3,030	148,924
Packaging Corporation of America	800	87,752
Sealed Air Corp.	1,331	53,440
WestRock Co.	2,175	116,232
		481,326

State Street S&P 500 Index V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Personal Products – 0.2%
Coty Inc., Class A	3,445	$43,269
The Estee Lauder Companies Inc., Class A	1,779	258,524
		301,793
Pharmaceuticals – 4.6%
Allergan PLC	2,451	466,866	(c)
Bristol-Myers Squibb Co.	12,387	768,985
Eli Lilly & Co.	7,354	789,158
Johnson & Johnson	20,512	2,834,143
Merck & Company Inc.	20,568	1,459,094
Mylan N.V.	3,904	142,886	(a)
Nektar Therapeutics	1,300	79,248	(a)
Perrigo Company PLC	975	69,030
Pfizer Inc.	44,986	1,982,533
Zoetis Inc.	3,846	352,140
		8,944,083
Property & Casualty Insurance – 0.7%
Chubb Ltd.	3,661	489,256
Cincinnati Financial Corp.	1,092	83,876
The Allstate Corp.	2,786	274,978
The Progressive Corp.	4,573	324,866
The Travelers Companies Inc.	2,067	268,111
		1,441,087
Publishing – 0.0%*
News Corp., Class A	3,400	44,846
Railroads – 1.0%
CSX Corp.	6,267	464,071
Kansas City Southern	700	79,296
Norfolk Southern Corp.	2,145	387,173
Union Pacific Corp.	5,680	924,874
		1,855,414
Real Estate Services – 0.1%
CBRE Group Inc., Class A	2,573	113,469	(a)
Regional Banks – 1.2%
BB&T Corp.	5,837	283,328
Citizens Financial Group Inc.	4,000	154,280
Comerica Inc.	1,356	122,311
Fifth Third Bancorp	5,350	149,372
Huntington Bancshares Inc.	8,234	122,851
KeyCorp	8,028	159,677
M&T Bank Corp.	1,090	179,349
People’s United Financial Inc.	3,200	54,784
Regions Financial Corp.	8,668	159,058
SunTrust Banks Inc.	3,529	235,702
SVB Financial Group	400	124,332	(a)
The PNC Financial Services Group Inc.	3,539	481,976
Zions Bancorporation	1,500	75,225
		2,302,245
Reinsurance – 0.0%*
Everest Re Group Ltd.	300	68,541
Research & Consulting Services – 0.3%
Equifax Inc.	846	110,462
IHS Markit Ltd.	2,800	151,088	(a)
Nielsen Holdings PLC	2,928	80,989
Verisk Analytics Inc.	1,200	144,660	(a)
		487,199
Residential REITs – 0.4%
Apartment Investment & Management Co., Class A	977	43,115
AvalonBay Communities Inc.	972	176,078
Equity Residential	2,808	186,058
Essex Property Trust Inc.	500	123,355
Mid-America Apartment Communities Inc.	900	90,162
UDR Inc.	1,900	76,817
		695,585
Restaurants – 1.0%
Chipotle Mexican Grill Inc.	160	72,723	(a)
Darden Restaurants Inc.	1,029	114,415
McDonald’s Corp.	5,959	996,881	(c)
Starbucks Corp.	10,362	588,976
Yum! Brands Inc.	2,574	234,002
		2,006,997

	Number of Shares	Fair Value
Retail REITs – 0.4%
Federal Realty Investment Trust	600	$75,882
Kimco Realty Corp.	3,931	65,805
Realty Income Corp.	2,000	113,780
Regency Centers Corp.	1,299	84,006
Simon Property Group Inc.	2,379	420,488
The Macerich Co.	744	41,136
		801,097
Semiconductor Equipment – 0.3%
Applied Materials Inc.	7,856	303,635
KLA-Tencor Corp.	1,178	119,814
Lam Research Corp.	1,247	189,170
		612,619
Semiconductors – 3.5%
Advanced Micro Devices Inc.	6,600	203,874	(a)
Analog Devices Inc.	2,787	257,686
Broadcom Inc.	3,316	818,157
Intel Corp.	35,416	1,674,823
Microchip Technology Inc.	1,800	142,038
Micron Technology Inc.	8,726	394,677	(a)
NVIDIA Corp.	4,638	1,303,371
Qorvo Inc.	1,100	84,579	(a)
QUALCOMM Inc.	10,668	768,416
Skyworks Solutions Inc.	1,500	136,065
Texas Instruments Inc.	7,509	805,640
Xilinx Inc.	2,087	167,315
		6,756,641
Soft Drinks – 1.4%
Monster Beverage Corp.	3,056	178,104	(a)
PepsiCo Inc.	10,954	1,224,657
The Coca-Cola Co.	29,270	1,351,981
		2,754,742
Specialized Consumer Services – 0.0%*
H&R Block Inc.	1,579	40,659
Specialized REITs – 1.0%
American Tower Corp.	3,391	492,712
Crown Castle International Corp.	3,100	345,123
Digital Realty Trust Inc.	1,500	168,720
Equinix Inc.	596	258,002
Extra Space Storage Inc.	1,000	86,640
Iron Mountain Inc.	1,886	65,105
Public Storage	1,130	227,842
SBA Communications Corp.	900	144,567	(a)
Weyerhaeuser Co.	5,567	179,647
		1,968,358
Specialty Chemicals – 0.5%
Albemarle Corp.	900	89,802
Ecolab Inc.	2,002	313,873
International Flavors & Fragrances Inc.	647	90,011
PPG Industries Inc.	1,859	202,873
The Sherwin-Williams Co.	613	279,044
		975,603
Specialty Stores – 0.1%
Tiffany & Co.	704	90,795
Tractor Supply Co.	837	76,066
Ulta Salon Cosmetics & Fragrance Inc.	400	112,848	(a)
		279,709
Steel – 0.1%
Nucor Corp.	2,559	162,369
Systems Software – 4.3%
CA Inc.	2,203	97,263
Microsoft Corp.	58,949	6,741,997
Oracle Corp.	21,711	1,119,419
Red Hat Inc.	1,400	190,792	(a)
Symantec Corp.	4,672	99,420
		8,248,891
Technology Hardware, Storage & Peripherals – 4.7%
Apple Inc.	35,243	7,955,755
Hewlett Packard Enterprise Co.	12,019	196,030
HP Inc.	12,154	313,208
NetApp Inc.	2,170	186,381
Seagate Technology PLC	2,132	100,950

State Street S&P 500 Index V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Western Digital Corp.	2,477	$145,004
Xerox Corp.	1,811	48,861
		8,946,189
Tires & Rubber – 0.0%*
The Goodyear Tire & Rubber Co.	2,019	47,224
Tobacco – 1.0%
Altria Group Inc.	14,439	870,816
Philip Morris International Inc.	11,883	968,940
		1,839,756
Trading Companies & Distributors – 0.2%
Fastenal Co.	2,200	127,644
United Rentals Inc.	700	114,520	(a)
WW Grainger Inc.	382	136,531
		378,695
Trucking – 0.0%*
JB Hunt Transport Services Inc.	720	85,637

	Number of Shares	Fair Value
Water Utilities – 0.1%
American Water Works Company Inc.	1,400	$123,158
Total Common Stock (Cost $74,427,646)		189,167,798
Short-Term Investments – 1.7%
State Street Institutional U.S. Government Money Market Fund—Class G Shares 2.01% (Cost $3,178,842)	3,178,842	3,178,842	(d,e)
Total Investments (Cost $77,606,488)		192,346,640
Other Assets and Liabilities, net – 0.0% *		10,944

NET ASSETS – 100.0%		$192,357,584

Other Information:

The Fund had the following long futures contracts open at September 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 Emini Index Futures	December 2018	24	3,486,185	$3,502,800	$16,615

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At September 30, 2018, all or a portion of this security was pledged to cover collateral requirements for futures.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2018.
*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$189,167,798	$—	$—	$189,167,798
Short-Term Investments	3,178,842	—	—	3,178,842

Total Investments in Securities	$192,346,640	$—	$—	$192,346,640

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$16,615	$—	$—	$16,615

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Corp.	3,111	$303,665	—	$20,315	$6,151	$(45,617)	2,911	$243,884	$3,752
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,080,142	2,080,142	18,235,371	17,136,671	—	—	3,178,842	$3,178,842	29,261

TOTAL		$2,383,807	$18,235,371	$17,156,986	$6,151	$(45,617)		$3,422,726	$33,013

State Street Premier Growth Equity V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 95.1% †
Application Software – 3.4%
salesforce.com Inc.	8,131	$1,293,073	(a)
Biotechnology – 7.3%
Alexion Pharmaceuticals Inc.	9,050	1,258,041	(a)
Biogen Inc.	1,711	604,513	(a)
Vertex Pharmaceuticals Inc.	4,772	919,755	(a)
		2,782,309
Cable & Satellite – 4.8%
Charter Communications Inc., Class A	3,270	1,065,628	(a)
Liberty Global PLC, Class C	26,513	746,606	(a)
		1,812,234
Data Processing & Outsourced Services – 5.2%
Mastercard Inc., Class A	707	157,385
Visa Inc., Class A	12,196	1,830,498
		1,987,883
Electronic Components – 1.6%
Corning Inc.	17,746	626,434
Financial Exchanges & Data – 5.8%
CME Group Inc.	7,689	1,308,744
S&P Global Inc.	4,684	915,207
		2,223,951
Healthcare Distributors – 1.9%
Henry Schein Inc.	8,325	707,875	(a)
Healthcare Equipment – 4.5%
Boston Scientific Corp.	29,730	1,144,605	(a)
Medtronic PLC	5,957	585,990
		1,730,595
Healthcare Supplies – 2.4%
The Cooper Companies Inc.	3,252	901,292
Interactive Media & Services – 9.1%
Alphabet Inc., Class A	477	575,777	(a)
Alphabet Inc., Class C	1,618	1,931,034	(a)
Facebook Inc., Class A	5,886	968,012	(a)
		3,474,823
Internet & Direct Marketing Retail – 7.8%
Alibaba Group Holding Ltd. ADR	2,828	465,941	(a)
Amazon.com Inc.	1,061	2,125,183	(a)
Booking Holdings Inc.	195	386,880	(a)
		2,978,004
Investment Banking & Brokerage – 3.3%
The Charles Schwab Corp.	25,453	1,251,015

	Number of Shares	Fair Value
Movies & Entertainment – 3.6%
The Walt Disney Co.	11,843	$1,384,920
Oil & Gas Equipment & Services – 1.4%
Schlumberger Ltd.	8,802	536,218
Pharmaceuticals – 2.8%
Allergan PLC	5,621	1,070,688
Regional Banks – 1.9%
First Republic Bank	7,424	712,704
Semiconductor Equipment – 2.4%
Applied Materials Inc.	23,332	901,782	(b)
Semiconductors – 1.4%
Broadcom Inc.	2,121	523,314
Soft Drinks – 3.0%
PepsiCo Inc.	10,205	1,140,919
Specialized REITs – 3.0%
American Tower Corp.	7,954	1,155,716
Specialty Chemicals – 1.2%
Albemarle Corp.	4,772	476,150
Systems Software – 6.9%
Microsoft Corp.	19,266	2,203,453
ServiceNow Inc.	2,210	432,342	(a)
		2,635,795
Technology Hardware, Storage & Peripherals – 6.9%
Apple Inc.	11,652	2,630,323
Trading Companies & Distributors – 3.5%
United Rentals Inc.	8,184	1,338,903	(a)
Total Common Stock (Cost $21,360,564)		36,276,920
Short-Term Investments – 4.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.01% (Cost $1,823,476)	1,823,476	1,823,476	(c,d)

Total Investments (Cost $23,184,040)		38,100,396

Other Assets and Liabilities, net – 0.1%		35,703

NET ASSETS – 100.0%		$38,136,099

Other Information:

The Fund had the following long futures contracts open at September 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
S&P 500 Emini Index Futures	December 2018	5	735,073	$729,750	$(5,323)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At September 30, 2018, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2018.

Abbreviations:

ADR    American Depositary Receipt

REIT   Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$36,276,920	$—	$—	$36,276,920
Short-Term Investments	1,823,476	—	—	1,823,476

Total Investments in Securities	$38,100,396	$—	$—	$38,100,396

Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	$(5,323)	$—	$—	$(5,323)

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,093,520	$1,093,520	$5,567,624	$4,837,668	—	—	1,823,476	$1,823,476	$11,427

TOTAL		$1,093,520	$5,567,624	$4,837,668	$—	$—		$1,823,476	$11,427

State Street Small-Cap Equity V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 93.6% †
Aerospace & Defense – 0.7%
Esterline Technologies Corp.	368	$33,470	(a)
Teledyne Technologies Inc.	989	243,966	(a)
		277,436
Agricultural & Farm Machinery – 0.5%
AGCO Corp.	3,547	215,622	(b)
Agricultural Products – 0.9%
Darling Ingredients Inc.	18,664	360,589	(a)
Air Freight & Logistics – 0.3%
Air Transport Services Group Inc.	700	15,029	(a)
Forward Air Corp.	500	35,850
Hub Group Inc., Class A	1,268	57,821	(a)
		108,700
Airlines – 0.0%*
Hawaiian Holdings Inc.	450	18,045
Apparel Retail – 0.5%
American Eagle Outfitters Inc.	448	11,124
Burlington Stores Inc.	531	86,511	(a)
Chico’s FAS Inc.	1,399	12,129
Tailored Brands Inc.	342	8,615
The Buckle Inc.	4,403	101,489
		219,868
Apparel, Accessories & Luxury Goods – 0.5%
G-III Apparel Group Ltd.	3,990	192,278	(a)
Application Software – 6.0%
ACI Worldwide Inc.	9,324	262,377	(a,b)
Blackbaud Inc.	4,644	471,273	(b)
Blackline Inc.	1,548	87,416	(a)
Cornerstone OnDemand Inc.	3,787	214,912	(a)
Envestnet Inc.	1,100	67,045	(a)
Fair Isaac Corp.	142	32,454	(a)
LogMeIn Inc.	2,200	196,020
MINDBODY Inc., Class A	1,025	41,666	(a)
New Relic Inc.	2,925	275,623	(a)
Paylocity Holding Corp.	1,215	97,589	(a)
Q2 Holdings Inc.	2,250	136,237	(a)
RealPage Inc.	3,134	206,531	(a)
SS&C Technologies Holdings Inc.	3,020	171,627
Yext Inc.	6,325	149,902	(a)
Zix Corp.	5,300	29,415	(a)
		2,440,087
Asset Management & Custody Banks – 0.1%
BrightSphere Investment Group PLC	1,457	18,067
Cohen & Steers Inc.	788	32,001
		50,068
Auto Parts & Equipment – 0.7%
American Axle & Manufacturing Holdings Inc.	1,130	19,707	(a)
Cooper-Standard Holdings Inc.	284	34,074	(a)
Gentherm Inc.	490	22,271	(a)
LCI Industries	593	49,101
Standard Motor Products Inc.	1,692	83,280
Stoneridge Inc.	1,771	52,634	(a)
Tenneco Inc.	336	14,159
Tower International Inc.	756	22,869
		298,095
Automobile Manufacturers – 0.5%
Thor Industries Inc.	2,390	200,043
Winnebago Industries Inc.	483	16,012
		216,055
Automotive Retail – 1.1%
America’s Car-Mart Inc.	537	41,993	(a)
Asbury Automotive Group Inc.	329	22,619	(a)
Group 1 Automotive Inc.	1,614	104,749
Monro Inc.	1,145	79,692
Murphy USA Inc.	2,492	212,966	(a)
		462,019
Biotechnology – 0.7%
Repligen Corp.	4,883	270,811	(a)

	Number of Shares	Fair Value
Brewers – 0.3%
Craft Brew Alliance Inc.	169	$2,763	(a)
The Boston Beer Company Inc., Class A	400	115,000	(a)
		117,763
Building Products – 0.6%
American Woodmark Corp.	217	17,024	(a)
Apogee Enterprises Inc.	515	21,280
Builders FirstSource Inc.	2,521	37,008	(a)
Continental Building Products Inc.	584	21,929	(a)
Masonite International Corp.	198	12,692	(a)
NCI Building Systems Inc.	1,277	19,347	(a)
Patrick Industries Inc.	400	23,680	(a)
Trex Company Inc.	680	52,346	(a)
Universal Forest Products Inc.	1,646	58,153
		263,459
Commercial Printing – 0.1%
Deluxe Corp.	460	26,192
Commodity Chemicals – 0.2%
AdvanSix Inc.	887	30,114	(a)
Koppers Holdings Inc.	490	15,263	(a)
Trinseo S.A.	541	42,360
		87,737
Communications Equipment – 0.3%
ADTRAN Inc.	1,372	24,216
Ciena Corp.	1,272	39,737	(a)
Extreme Networks Inc.	2,600	14,248	(a)
Lumentum Holdings Inc.	560	33,572	(a)
NETGEAR Inc.	152	9,553	(a)
Plantronics Inc.	198	11,940
		133,266
Construction & Engineering – 1.4%
Aegion Corp.	10,621	269,561	(a)
Dycom Industries Inc.	3,189	269,790	(a)
EMCOR Group Inc.	301	22,608
		561,959
Construction Machinery & Heavy Trucks – 1.8%
Alamo Group Inc.	449	41,133
Astec Industries Inc.	687	34,632
Federal Signal Corp.	11,091	297,017
The Greenbrier Companies Inc.	347	20,855
Trinity Industries Inc.	7,802	285,865
Wabash National Corp.	2,100	38,283
		717,785
Construction Materials – 0.1%
Summit Materials Inc., Class A	1,073	19,507	(a)
Consumer Electronics – 0.0%*
ZAGG Inc.	1,000	14,750	(a)
Consumer Finance – 0.2%
Enova International Inc.	2,163	62,294	(a)
Data Processing & Outsourced Services – 1.9%
Broadridge Financial Solutions Inc.	1,459	192,515
Cass Information Systems Inc.	251	16,345
CoreLogic Inc.	3,287	162,411	(a)
CSG Systems International Inc.	1,931	77,511
EVERTEC Inc.	1,333	32,125
MAXIMUS Inc.	351	22,836
NIC Inc.	5,076	75,125
Travelport Worldwide Ltd.	12,214	206,050
		784,918
Distillers & Vintners – 0.1%
MGP Ingredients Inc.	750	59,235
Distributors – 0.5%
LKQ Corp.	6,259	198,223	(a)
Diversified Metals & Mining – 0.4%
Compass Minerals International Inc.	1,831	123,043
Materion Corp.	337	20,389
		143,432
Diversified Real Estate Activities – 0.1%
The RMR Group Inc., Class A	350	32,480

State Street Small-Cap Equity V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Diversified REITs – 0.1%
American Assets Trust Inc.	876	$32,666
Global Net Lease Inc.	1,199	24,999
		57,665
Diversified Support Services – 1.7%
Healthcare Services Group Inc.	4,348	176,616
Ritchie Bros Auctioneers Inc.	13,162	475,543
UniFirst Corp.	199	34,556
		686,715
Education Services – 0.5%
Grand Canyon Education Inc.	300	33,840	(a)
K12 Inc.	8,435	149,300	(a)
		183,140
Electric Utilities – 0.8%
ALLETE Inc.	393	29,479
IDACORP Inc.	3,125	310,094
		339,573
Electrical Components & Equipment – 0.3%
Atkore International Group Inc.	820	21,755	(a)
EnerSys	369	32,151
Generac Holdings Inc.	444	25,046	(a)
Regal Beloit Corp.	576	47,491
		126,443
Electronic Components – 1.2%
Belden Inc.	3,818	272,643
Littelfuse Inc.	1,017	201,254
Vishay Intertechnology Inc.	879	17,888
		491,785
Electronic Equipment & Instruments – 0.6%
Control4 Corp.	600	20,598	(a)
National Instruments Corp.	1,256	60,703
Zebra Technologies Corp., Class A	880	155,610	(a)
		236,911
Electronic Manufacturing Services – 0.3%
KEMET Corp.	1,135	21,054	(a)
Methode Electronics Inc.	477	17,268
Plexus Corp.	522	30,542	(a)
Sanmina Corp.	1,052	29,035	(a)
TTM Technologies Inc.	1,407	22,385	(a)
		120,284
Environmental & Facilities Services – 0.8%
Casella Waste Systems Inc., Class A	800	24,848	(a)
Clean Harbors Inc.	4,290	307,078	(a)
		331,926
Food Distributors – 0.6%
Performance Food Group Co.	4,437	147,752	(a)
SpartanNash Co.	5,625	112,838
		260,590
Food Retail – 0.1%
Casey’s General Stores Inc.	167	21,561
Sprouts Farmers Market Inc.	1,300	35,633	(a)
		57,194
Footwear – 1.0%
Deckers Outdoor Corp.	1,183	140,280	(a)
Skechers U.S.A. Inc., Class A	703	19,635	(a)
Wolverine World Wide Inc.	6,522	254,684
		414,599
Forest Products – 0.1%
Boise Cascade Co.	809	29,771
Louisiana-Pacific Corp.	905	23,974
		53,745
Gas Utilities – 0.3%
Chesapeake Utilities Corp.	234	19,633
South Jersey Industries Inc.	1,476	52,058
Spire Inc.	426	31,332
		103,023
Health Care REITs – 0.1%
CareTrust REIT Inc.	1,418	25,113
Healthcare Distributors – 0.0%*
Owens & Minor Inc.	600	9,912
Healthcare Equipment – 5.6%
Cantel Medical Corp.	550	50,633

	Number of Shares	Fair Value
Cardiovascular Systems Inc.	6,625	$259,302	(a)
CONMED Corp.	3,850	304,997
Hill-Rom Holdings Inc.	3,245	306,328
Insulet Corp.	1,950	206,603	(a)
Integer Holdings Corp.	270	22,397	(a)
Integra LifeSciences Holdings Corp.	6,450	424,861	(a)
IntriCon Corp.	684	38,441	(a)
LivaNova PLC	288	35,703	(a)
Masimo Corp.	825	102,746	(a)
NuVasive Inc.	4,225	299,890	(a)
Orthofix Medical Inc.	634	36,652	(a)
Penumbra Inc.	1,250	187,125	(a)
Varex Imaging Corp.	199	5,703	(a)
		2,281,381
Healthcare Facilities – 0.5%
Acadia Healthcare Company Inc.	4,249	149,565	(a,b)
Select Medical Holdings Corp.	1,587	29,201	(a)
Tenet Healthcare Corp.	482	13,717	(a)
		192,483
Healthcare Services – 1.3%
Addus HomeCare Corp.	400	28,060	(a)
Amedisys Inc.	500	62,480	(a)
AMN Healthcare Services Inc.	577	31,562	(a)
BioTelemetry Inc.	1,917	123,551	(a)
Chemed Corp.	95	30,360
Diplomat Pharmacy Inc.	4,013	77,892	(a)
MEDNAX Inc.	3,452	161,070	(a)
RadNet Inc.	2,200	33,110	(a)
		548,085
Healthcare Supplies – 1.0%
Avanos Medical Inc.	4,270	292,495	(a)
Endologix Inc.	10,100	19,291	(a)
ICU Medical Inc.	100	28,275	(a)
Lantheus Holdings Inc.	1,500	22,425	(a)
Merit Medical Systems Inc.	747	45,903	(a)
		408,389
Healthcare Technology – 2.2%
HMS Holdings Corp.	8,671	284,496	(a)
Medidata Solutions Inc.	2,950	216,264	(a)
NextGen Healthcare Inc.	396	7,952	(a)
Omnicell Inc.	2,984	214,550	(a)
Teladoc Health Inc.	2,150	185,652	(a)
		908,914
Home Building – 0.2%
KB Home	870	20,802
LGI Homes Inc.	517	24,527	(a)
TopBuild Corp.	920	52,274	(a)
		97,603
Home Furnishing Retail – 0.7%
Aaron’s Inc.	4,412	240,278	(b)
RH	304	39,827	(a)
		280,105
Hotel & Resort REITs – 0.5%
Ashford Hospitality Trust Inc.	1,799	11,496
Chatham Lodging Trust	1,290	26,948
RLJ Lodging Trust	7,341	161,722
		200,166
Hotels, Resorts & Cruise Lines – 0.7%
Extended Stay America Inc.	13,969	282,593
Hilton Grand Vacations Inc.	326	10,791	(a)
		293,384
Household Appliances – 0.9%
Helen of Troy Ltd.	2,648	346,623	(a)
Housewares & Specialties – 0.0%*
Tupperware Brands Corp.	254	8,496
Human Resource & Employment Services – 0.4%
Barrett Business Services Inc.	200	13,356
Heidrick & Struggles International Inc.	500	16,925
Insperity Inc.	673	79,380
Kforce Inc.	900	33,840
		143,501
Industrial Machinery – 7.7%
Actuant Corp., Class A	9,976	278,330	(b)

State Street Small-Cap Equity V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Altra Industrial Motion Corp.	4,401	$181,761
Barnes Group Inc.	3,083	218,985
Crane Co.	2,154	211,846
Franklin Electric Company Inc.	693	32,744
Harsco Corp.	662	18,900	(a)
Hillenbrand Inc.	545	28,504
John Bean Technologies Corp.	2,700	322,110
Kennametal Inc.	870	37,897
LB Foster Co., Class A	801	16,461	(a)
Lydall Inc.	3,575	154,083	(a)
Mueller Industries Inc.	5,108	148,030
Standex International Corp.	1,800	187,650
The Timken Co.	6,977	347,803
TriMas Corp.	3,625	110,200	(a)
Watts Water Technologies Inc., Class A	1,637	135,871
Welbilt Inc.	16,200	338,256	(a)
Woodward Inc.	4,701	380,123
		3,149,554
Industrial REITs – 0.6%
EastGroup Properties Inc.	1,160	110,919
Gramercy Property Trust	1,727	47,389
Rexford Industrial Realty Inc.	626	20,007
STAG Industrial Inc.	1,689	46,448
		224,763
Interactive Media & Services – 0.1%
Care.com Inc.	1,399	30,932	(a)
Internet & Direct Marketing Retail – 0.1%
Stamps.com Inc.	145	32,799	(a)
Internet Services & Infrastructure – 0.7%
Okta Inc.	4,175	293,753	(a)
Investment Banking & Brokerage – 0.9%
BGC Partners Inc., Class A	1,800	21,276
Evercore Inc., Class A	260	26,143
Greenhill & Company Inc.	764	20,131
Houlihan Lokey Inc.	890	39,988
Piper Jaffray Cos.	557	42,527
Raymond James Financial Inc.	2,003	184,376
Stifel Financial Corp.	747	38,291
		372,732
IT Consulting & Other Services – 0.2%
Perficient Inc.	894	23,825	(a)
Science Applications International Corp.	276	22,246
The Hackett Group Inc.	1,200	24,180
		70,251
Leisure Products – 0.7%
Acushnet Holdings Corp.	95	2,606
Malibu Boats Inc., Class A	700	38,304	(a)
MCBC Holdings Inc.	1,100	39,468	(a)
Polaris Industries Inc.	1,992	201,092
		281,470
Life & Health Insurance – 0.1%
Trupanion Inc.	1,318	47,092	(a)
Life Sciences Tools & Services – 1.8%
Bruker Corp.	4,602	153,937
ICON PLC	1,705	262,144	(a)
Medpace Holdings Inc.	500	29,955	(a)
PRA Health Sciences Inc.	350	38,566	(a)
Syneos Health Inc.	4,882	251,667	(a)
		736,269
Managed Healthcare – 0.1%
Magellan Health Inc.	300	21,615	(a)
Marine – 0.1%
Kirby Corp.	228	18,753	(a)
Matson Inc.	697	27,629
		46,382
Multi-Line Insurance – 0.4%
Horace Mann Educators Corp.	2,622	117,728
National General Holdings Corp.	900	24,156
		141,884
Multi-Utilities – 0.1%
Black Hills Corp.	692	40,198

	Number of Shares	Fair Value
Office REITs – 0.7%
Brandywine Realty Trust	2,162	$33,987
Corporate Office Properties Trust	1,044	31,142
Cousins Properties Inc.	23,473	208,675
Franklin Street Properties Corp.	2,220	17,738
		291,542
Office Services & Supplies – 0.9%
Herman Miller Inc.	600	23,040
HNI Corp.	519	22,960
Knoll Inc.	771	18,080
MSA Safety Inc.	2,622	279,086
Steelcase Inc., Class A	1,344	24,864
		368,030
Oil & Gas Drilling – 0.1%
Nabors Industries Ltd.	4,090	25,194
Oil & Gas Equipment & Services – 0.9%
C&J Energy Services Inc.	1,504	31,283	(a)
Cactus Inc., Class A	821	31,428	(a)
Forum Energy Technologies Inc.	8,102	83,856	(a)
Keane Group Inc.	689	8,523	(a)
Natural Gas Services Group Inc.	1,092	23,041	(a)
Oil States International Inc.	5,255	174,466	(a)
ProPetro Holding Corp.	1,713	28,247	(a)
		380,844
Oil & Gas Exploration & Production – 2.2%
Callon Petroleum Co.	3,966	47,553	(a)
Carrizo Oil & Gas Inc.	5,281	133,081	(a)
Gulfport Energy Corp.	2,600	27,066	(a)
Newfield Exploration Co.	11,658	336,100	(a)
Oasis Petroleum Inc.	3,154	44,724	(a)
PDC Energy Inc.	372	18,213	(a)
Range Resources Corp.	603	10,245
Ring Energy Inc.	2,465	24,428	(a)
Rosehill Resources Inc.	1,271	7,753	(a)
SM Energy Co.	7,161	225,786
WildHorse Resource Development Corp.	1,592	37,635	(a)
		912,584
Oil & Gas Refining & Marketing – 0.1%
Renewable Energy Group Inc.	900	25,920	(a)
Packaged Foods & Meats – 2.8%
B&G Foods Inc.	8,050	220,973
Calavo Growers Inc.	183	17,678
Hostess Brands Inc.	17,850	197,600	(a)
J&J Snack Foods Corp.	500	75,445
John B Sanfilippo & Son Inc.	148	10,564
Sanderson Farms Inc.	2,754	284,681
The Simply Good Foods Co.	7,525	146,361	(a)
TreeHouse Foods Inc.	3,825	183,026	(a)
		1,136,328
Paper Products – 0.2%
Neenah Inc.	357	30,809
Verso Corp., Class A	889	29,933	(a)
		60,742
Personal Products – 0.4%
elf Beauty Inc.	9,775	124,436	(a)
USANA Health Sciences Inc.	306	36,888	(a)
		161,324
Pharmaceuticals – 2.1%
Assertio Therapeutics Inc.	2,500	14,700	(a)
Catalent Inc.	5,130	233,671	(a)
Endo International PLC	1,300	21,879	(a)
Horizon Pharma PLC	1,600	31,328	(a)
Innoviva Inc.	1,500	22,860	(a)
Phibro Animal Health Corp., Class A	700	30,030
Prestige Consumer Healthcare Inc.	8,135	308,235	(a)
Supernus Pharmaceuticals Inc.	4,225	212,729	(a)
		875,432
Property & Casualty Insurance – 2.3%
AMERISAFE Inc.	2,154	133,440
Argo Group International Holdings Ltd.	5,206	328,238
James River Group Holdings Ltd.	1,650	70,323
RLI Corp.	1,848	145,216

State Street Small-Cap Equity V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
The Navigators Group Inc.	3,450	$238,395
Universal Insurance Holdings Inc.	592	28,742
		944,354
Publishing – 1.3%
John Wiley & Sons Inc., Class A	8,702	527,341	(b)
Railroads – 0.7%
Genesee & Wyoming Inc., Class A	3,169	288,347	(a)
Regional Banks – 8.6%
1st Source Corp.	505	26,573
BankUnited Inc.	287	10,160
Banner Corp.	335	20,827
Bryn Mawr Bank Corp.	2,400	112,560
Cadence BanCorp	1,922	50,203
Camden National Corp.	581	25,239
Cathay General Bancorp	973	40,321
Chemical Financial Corp.	764	40,798
Columbia Banking System Inc.	975	37,801
Community Bank System Inc.	2,250	137,407
Cullen/Frost Bankers Inc.	1,656	172,953
CVB Financial Corp.	6,150	137,268
Enterprise Financial Services Corp.	681	36,127
Equity Bancshares Inc., Class A	469	18,413	(a)
First Financial Bankshares Inc.	1,375	81,262
First Interstate BancSystem Inc., Class A	1,013	45,382
Fulton Financial Corp.	9,278	154,479
German American Bancorp Inc.	3,100	109,368
Hancock Whitney Corp.	420	19,971
Home BancShares Inc.	1,819	39,836
IBERIABANK Corp.	2,529	205,734
Independent Bank Corp.	2,075	171,395
Lakeland Financial Corp.	332	15,431
LegacyTexas Financial Group Inc.	1,185	50,481
Origin Bancorp Inc.	703	26,468
Pinnacle Financial Partners Inc.	632	38,015
Prosperity Bancshares Inc.	4,775	331,146
Renasant Corp.	6,099	251,340
Sandy Spring Bancorp Inc.	820	32,234
Simmons First National Corp., Class A	1,373	40,435
Stock Yards Bancorp Inc.	2,300	83,490
UMB Financial Corp.	3,700	262,330
Umpqua Holdings Corp.	2,023	42,078
Union Bankshares Corp.	882	33,983
United Community Banks Inc.	1,244	34,695
Washington Trust Bancorp Inc.	2,100	116,130
Westamerica Bancorporation	2,804	168,689
Western Alliance Bancorp	4,184	238,028	(a)
Wintrust Financial Corp.	331	28,115
		3,487,165
Reinsurance – 0.0%*
Maiden Holdings Ltd.	1,187	3,383
Research & Consulting Services – 0.3%
Resources Connection Inc.	7,602	126,193
Restaurants – 1.2%
BJ’s Restaurants Inc.	600	43,320
Bloomin’ Brands Inc.	500	9,895
Brinker International Inc.	562	26,262
Cracker Barrel Old Country Store Inc.	513	75,478
Dave & Buster’s Entertainment Inc.	400	26,488
El Pollo Loco Holdings Inc.	3,750	47,063	(a)
Red Robin Gourmet Burgers Inc.	564	22,645	(a)
Ruth’s Hospitality Group Inc.	1,000	31,550
Texas Roadhouse Inc.	1,884	130,542
The Cheesecake Factory Inc.	1,378	73,778
		487,021
Retail REITs – 0.1%
Retail Opportunity Investments Corp.	2,217	41,391
Security & Alarm Services – 0.8%
The Brink’s Co.	4,775	333,056
Semiconductor Equipment – 0.7%
Advanced Energy Industries Inc.	647	33,417	(a)
Amkor Technology Inc.	2,100	15,519	(a)
Entegris Inc.	700	20,265
Ichor Holdings Ltd.	2,288	46,721	(a)

	Number of Shares	Fair Value
MKS Instruments Inc.	400	$32,060
Nanometrics Inc.	700	26,264	(a)
Rudolph Technologies Inc.	3,082	75,355	(a)
Versum Materials Inc.	465	16,745
		266,346
Semiconductors – 0.6%
Cirrus Logic Inc.	241	9,302	(a)
Semtech Corp.	3,993	222,011	(a)
SMART Global Holdings Inc.	800	22,992	(a)
		254,305
Soft Drinks – 0.2%
Cott Corp.	4,000	64,600
Specialized Consumer Services – 0.1%
Weight Watchers International Inc.	398	28,652	(a)
Specialized REITs – 0.3%
CoreSite Realty Corp.	870	96,692
PotlatchDeltic Corp.	831	34,029
		130,721
Specialty Chemicals – 4.2%
Chase Corp.	190	22,829
Ferro Corp.	1,336	31,022	(a)
HB Fuller Co.	5,741	296,637
Ingevity Corp.	2,191	223,219	(a)
Innospec Inc.	2,650	203,388
Minerals Technologies Inc.	429	29,000
PolyOne Corp.	5,154	225,333
PQ Group Holdings Inc.	638	11,146	(a)
Quaker Chemical Corp.	1,087	219,802
Sensient Technologies Corp.	6,072	464,569
		1,726,945
Specialty Stores – 0.5%
Hibbett Sports Inc.	2,075	39,010	(a)
Sally Beauty Holdings Inc.	9,517	175,018	(a)
		214,028
Steel – 0.4%
Carpenter Technology Corp.	899	52,996
Commercial Metals Co.	4,440	91,109
		144,105
Systems Software – 1.1%
OneSpan Inc.	1,899	36,176	(a)
Progress Software Corp.	600	21,174
Qualys Inc.	2,550	227,205	(a)
Talend S.A. ADR	2,625	183,068	(a)
		467,623
Technology Distributors – 0.2%
ePlus Inc.	320	29,664	(a)
SYNNEX Corp.	230	19,481
Tech Data Corp.	632	45,232	(a)
		94,377
Technology Hardware, Storage & Peripherals – 1.0%
Diebold Nixdorf Inc.	14,993	67,469
NCR Corp.	828	23,523	(a)
Pure Storage Inc., Class A	12,525	325,024	(a)
		416,016
Thrifts & Mortgage Finance – 0.5%
Axos Financial Inc.	586	20,153	(a)
Essent Group Ltd.	622	27,523	(a)
HomeStreet Inc.	446	11,819	(a)
Kearny Financial Corp.	914	12,659
NMI Holdings Inc., Class A	1,200	27,180	(a)
Walker & Dunlop Inc.	495	26,176
WSFS Financial Corp.	2,070	97,600
		223,110
Tires & Rubber – 0.1%
Cooper Tire & Rubber Co.	1,527	43,214
Tobacco – 0.1%
Turning Point Brands Inc.	720	29,851
Trading Companies & Distributors – 0.7%
Applied Industrial Technologies Inc.	3,384	264,798
BMC Stock Holdings Inc.	1,000	18,650	(a)
GMS Inc.	637	14,778	(a)
		298,226

State Street Small-Cap Equity V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Trucking – 0.6%
Avis Budget Group Inc.	600	$19,284	(a)
Marten Transport Ltd.	1,298	27,323
Old Dominion Freight Line Inc.	1,112	179,321
Saia Inc.	302	23,088	(a)
		249,016
Total Common Stock (Cost $27,308,167)		38,177,441

		Fair Value
Short-Term Investments – 6.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.01% (Cost $2,586,937)	2,586,937	$2,586,937	(c,d)
Total Investments (Cost $29,895,104)		40,764,378
Other Assets and Liabilities, net – 0.1%		30,176

NET ASSETS – 100.0%		$40,794,554

Other Information:

The Fund had the following long futures contracts open at September 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
E-mini Russell 2000 Index Futures	December 2018	10	856,684	$850,400	$(6,284)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At September 30, 2018, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2018.
*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$38,177,441	$—	$—	$38,177,441
Short-Term Investments	2,586,937	—	—	2,586,937

Total Investments in Securities	$40,764,378	$—	$—	$40,764,378

Other Financial Instruments
Long Futures Contracts—Unrealized Depreciation	$(6,284)	$—	$—	$(6,284)

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,619,140	$2,619,140	$10,680,909	$10,713,112	—	—	2,586,937	$2,586,937	$27,451

TOTAL		$2,619,140	$10,680,909	$10,713,112	$—	$—		$2,586,937	$27,451

State Street Income V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 93.7% †
U.S. Treasuries – 33.4%
U.S. Treasury Bonds
3.00%	08/15/48	$421,300	$405,531	(a)
3.75%	11/15/43	149,000	163,163	(a)
4.50%	02/15/36	154,400	183,217	(a)
U.S. Treasury Notes
1.38%	12/15/19	726,400	715,076	(a)
1.50%	11/30/19 - 08/15/20	1,710,100	1,681,074	(a)
2.25%	03/31/20	1,974,600	1,960,017	(a)
2.75%	07/31/23	335,500	332,556	(a)
2.88%	07/31/25 - 05/15/28	1,011,600	1,000,701	(a)
			6,441,335
Agency Mortgage Backed – 13.6%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	4,197	4,374	(a)
5.00%	07/01/35	37,597	40,137	(a)
5.50%	05/01/20 - 01/01/38	45,030	48,621	(a)
6.00%	07/01/19 - 11/01/37	119,121	128,303	(a)
6.50%	02/01/29	60	65	(a)
6.93%	06/01/26	60,000	74,713	(a,b)
7.00%	06/01/29 - 08/01/36	25,433	27,834	(a)
7.50%	01/01/30 - 09/01/33	4,174	4,455	(a)
8.00%	11/01/30	5,037	5,386	(a)
8.50%	04/01/30	4,559	5,457	(a)
Federal National Mortgage Assoc.
3.50%	11/01/42 - 08/01/45	66,789	66,181	(a)
4.00%	05/01/19 - 03/01/41	159,519	162,554	(a)
4.50%	05/01/19 - 02/01/40	44,914	46,575	(a)
5.00%	03/01/34 - 08/01/35	49,426	52,672	(a)
5.50%	06/01/20 - 01/01/39	170,056	183,535	(a)
6.00%	10/01/19 - 07/01/35	179,455	194,350	(a)
6.50%	01/01/19 - 08/01/34	26,232	28,001	(a)
7.00%	01/01/30 - 02/01/34	5,947	6,292	(a)
7.50%	11/01/22 - 12/01/33	19,885	20,946	(a)
8.00%	08/01/25 - 10/01/31	8,983	9,694	(a)
9.00%	12/01/22	313	330	(a)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.97%	04/01/37	948	970	(a,c)
Federal National Mortgage Assoc. TBA
2.50%	TBA	87,000	83,913	(d)
3.00%	TBA	305,232	298,736	(d)
3.50%	TBA	277,000	272,580	(d)
Government National Mortgage Assoc.
4.00%	01/20/41 - 04/20/43	142,229	145,884	(a)
4.50%	08/15/33 - 03/20/41	105,120	109,901	(a)
6.00%	04/15/27 - 04/15/34	88,596	96,208	(a)
6.50%	04/15/19 - 08/15/34	41,088	44,044	(a)
7.00%	01/15/28 - 10/15/36	28,503	30,539	(a)
7.50%	11/15/31	222	222	(a)
9.00%	12/15/21	155	163	(a)
Government National Mortgage Assoc. 1.50% + 1 year CMT
3.13%	12/20/24	829	842	(a,c)
3.38%	02/20/23 - 02/20/26	2,570	2,591	(a,c)
Government National Mortgage Assoc. TBA
3.00%	TBA	208,000	201,414	(d)
3.50%	TBA	225,000	223,664	(d)
			2,622,146
Agency Collateralized Mortgage Obligations – 0.4%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	461,712	1,140	(a,c,e)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	48,654	4,041	(a,e)
5.50%	06/15/33	21,153	4,383	(a,e)
7.50%	07/15/27	2,004	426	(a,e)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.44%	08/15/25	22,504	1,191	(a,c,e)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	242	213	(f,g)
8.00%	02/01/23	261	32	(e)
8.00%	07/01/24	477	75	(a,e)

		Principal Amount	Fair Value
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	$14	$14	(a,f,g)
1.15%	12/25/42	25,354	970	(a,c,e)
5.00%	09/25/40	21,965	2,519	(a,e)
7.00%	09/25/20	61	62	(a)
8.00%	05/25/22	1	8	(a,e)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
3.78%	07/25/38	7,471	937	(a,c,e)
Federal National Mortgage Assoc. REMIC 6.20% - 1 month USD LIBOR
3.98%	06/25/48	166,216	24,472	(c,e)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	17,479	14,815	(a,f,g)
4.50%	08/25/35 - 01/25/36	21,781	2,908	(a,e)
5.00%	03/25/38 - 05/25/38	12,174	2,763	(a,e)
5.50%	12/25/33	5,269	1,201	(a,e)
6.00%	01/25/35	8,790	1,917	(a,e)
7.50%	11/25/23	3,359	439	(a,e)
8.00%	08/25/23 - 07/25/24	1,448	212	(a,e)
8.50%	07/25/22	20	2	(a,e)
8.50%	07/25/22	1	—	(a,e,**)
9.00%	05/25/22	19	2	(a,e)
Government National Mortgage Assoc. REMIC
4.50%	08/16/39	14,890	1,300	(a,e)
5.00%	09/20/38	5,086	203	(a,e)
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR
4.64%	01/16/40	24,880	4,543	(a,c,e)
			70,788
Asset Backed – 2.4%
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	124,437	121,920	(a)
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	104,000	103,850
BA Credit Card Trust 2018-A1
2.70%	07/17/23	44,000	43,539
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	200,000	197,428	(a)
			466,737
Corporate Notes – 38.8%
21st Century Fox America Inc.
3.38%	11/15/26	5,000	4,880	(a)
4.50%	02/15/21	7,000	7,195	(a)
4.75%	11/15/46	4,000	4,291	(a)
6.65%	11/15/37	8,000	10,586	(a)
Abbott Laboratories
2.90%	11/30/21	15,000	14,800	(a)
3.75%	11/30/26	14,000	13,948	(a)
4.90%	11/30/46	8,000	8,690	(a)
AbbVie Inc.
2.00%	11/06/18	23,000	22,988	(a)
3.20%	05/14/26	6,000	5,585	(a)
4.45%	05/14/46	8,000	7,370	(a)
4.88%	11/14/48	3,000	2,957
Acadia Healthcare Company Inc.
6.50%	03/01/24	20,000	20,650	(a)
Activision Blizzard Inc.
2.30%	09/15/21	37,000	35,907	(a)
AES Corp.
4.88%	05/15/23	22,000	22,165	(a)
Aetna Inc.
3.50%	11/15/24	12,000	11,715	(a)
Aflac Inc.
4.00%	10/15/46	5,000	4,638	(a)
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	5,000	5,049	(a)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	10,000	9,608	(a,h)
3.55%	07/26/27	3,000	2,820	(a,h)
4.50%	07/26/47	6,000	5,572	(a,h)
Allergan Finance LLC
3.25%	10/01/22	8,000	7,855	(a)
4.63%	10/01/42	2,000	1,891
Allergan Funding SCS
3.00%	03/12/20	24,000	23,962	(a)

State Street Income V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
3.45%	03/15/22	$12,000	$11,917	(a)
4.55%	03/15/35	5,000	4,850	(a)
4.75%	03/15/45	3,000	2,924	(a)
Allergan Sales LLC
5.00%	12/15/21	24,000	24,878	(a,h)
Altria Group Inc.
2.95%	05/02/23	7,000	6,793	(a)
4.50%	05/02/43	3,000	2,896	(a)
Amazon.com Inc.
2.80%	08/22/24	7,000	6,757	(a)
3.15%	08/22/27	6,000	5,752	(a)
3.88%	08/22/37	4,000	3,912	(a)
4.05%	08/22/47	7,000	6,881	(a)
4.25%	08/22/57	7,000	6,986	(a)
Ameren Corp.
3.65%	02/15/26	7,000	6,799
American Axle & Manufacturing Inc.
6.25%	04/01/25	16,000	15,934	(a)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	6,000	5,956	(a)
American Express Co.
3.00%	10/30/24	16,000	15,267
American International Group Inc.
4.50%	07/16/44	11,000	10,445	(a)
6.40%	12/15/20	7,000	7,446	(a)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	8,000	7,782	(a,c)
American Tower Corp. (REIT)
3.38%	10/15/26	7,000	6,520	(a)
3.40%	02/15/19	36,000	36,073	(a)
American Water Capital Corp.
2.95%	09/01/27	11,000	10,281	(a)
Amgen Inc.
2.20%	05/22/19	38,000	37,866	(a)
2.65%	05/11/22	15,000	14,567	(a)
3.20%	11/02/27	7,000	6,561	(a)
4.56%	06/15/48	5,000	4,896	(a)
AMN Healthcare Inc.
5.13%	10/01/24	23,000	22,252	(a,h)
Anadarko Petroleum Corp.
4.85%	03/15/21	3,000	3,080	(a)
6.20%	03/15/40	7,000	7,783	(a)
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%	12/01/47	5,000	4,955	(a)
5.25%	01/15/25	66,000	67,815	(a)
5.50%	10/15/19	24,000	24,360	(a)
6.25%	10/15/22	16,000	16,520	(a)
Anheuser-Busch InBev Finance Inc.
4.70%	02/01/36	8,000	8,001	(a)
4.90%	02/01/46	9,000	9,064	(a)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	31,000	29,914	(a)
4.00%	04/13/28	5,000	4,926	(a)
4.38%	04/15/38	20,000	19,238	(a)
4.60%	04/15/48	9,000	8,720	(a)
4.75%	04/15/58	7,000	6,775	(a)
Anthem Inc.
3.30%	01/15/23	8,000	7,876	(a)
Apache Corp.
4.38%	10/15/28	3,000	2,948
5.10%	09/01/40	9,000	8,900	(a)
Apple Inc.
2.50%	02/09/22	9,000	8,802	(a)
2.85%	05/11/24	9,000	8,728	(a)
3.35%	02/09/27	7,000	6,842	(a)
3.45%	02/09/45	17,000	15,275	(a)
3.85%	08/04/46	9,000	8,604	(a)
4.25%	02/09/47	7,000	7,124	(a)
Applied Materials Inc.
4.35%	04/01/47	8,000	7,975	(a)
Aptiv PLC
4.40%	10/01/46	9,000	8,097	(a)
Aramark Services Inc.
5.00%	02/01/28	10,000	9,813	(a,h)

		Principal Amount	Fair Value
Archer-Daniels-Midland Co.
2.50%	08/11/26	$10,000	$9,140	(a)
Arconic Inc.
5.13%	10/01/24	16,000	16,101	(a)
6.15%	08/15/20	5,000	5,194	(a)
Ascension Health
4.85%	11/15/53	10,000	10,882	(a)
AstraZeneca PLC
2.38%	11/16/20	8,000	7,861	(a)
3.38%	11/16/25	6,000	5,796	(a)
3.50%	08/17/23	8,000	7,933
4.00%	01/17/29	5,000	4,925
4.38%	08/17/48	7,000	6,789
AT&T Inc.
3.00%	06/30/22	10,000	9,747	(a)
3.80%	03/15/22	15,000	15,046	(a)
4.10%	02/15/28	11,000	10,675	(a,h)
4.45%	04/01/24	11,000	11,208	(a)
4.50%	05/15/35 - 03/09/48	21,000	19,192	(a)
4.75%	05/15/46	8,000	7,301	(a)
4.80%	06/15/44	9,000	8,294	(a)
5.25%	03/01/37	7,000	6,970	(a)
5.45%	03/01/47	9,000	8,997	(a)
Athene Holding Ltd.
4.13%	01/12/28	6,000	5,616	(a)
Avangrid Inc.
3.15%	12/01/24	18,000	17,146	(a)
Bank of America Corp.
2.65%	04/01/19	23,000	23,002	(a)
3.95%	04/21/25	13,000	12,721	(a)
4.25%	10/22/26	6,000	5,926	(a)
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	14,000	13,747	(a,c)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	14,000	13,747	(a,c)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	23,000	22,140	(a,c)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	8,000	7,504	(a,c)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	11,000	10,103	(a,c)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	15,000	14,665	(a,c)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	13,000	12,991	(c)
Barrick North America Finance LLC
5.70%	05/30/41	5,000	5,485	(a)
BAT Capital Corp.
2.30%	08/14/20	11,000	10,782	(a,h)
2.76%	08/15/22	9,000	8,677	(a,h)
3.56%	08/15/27	6,000	5,587	(a,h)
4.39%	08/15/37	5,000	4,647	(a,h)
4.54%	08/15/47	6,000	5,530	(a,h)
Bausch Health Companies Inc.
7.00%	03/15/24	37,000	39,046	(a,h)
Baxalta Inc.
2.88%	06/23/20	5,000	4,956	(a)
Bayer US Finance II LLC
4.70%	07/15/64	5,000	4,247	(h)
Becton Dickinson and Co.
2.89%	06/06/22	14,000	13,509	(a)
3.70%	06/06/27	23,000	21,984	(a)
3.73%	12/15/24	2,000	1,958	(a)
4.67%	06/06/47	3,000	2,982	(a)
4.69%	12/15/44	2,000	1,974	(a)
Berkshire Hathaway Energy Co.
2.40%	02/01/20	17,000	16,857	(a)
3.25%	04/15/28	6,000	5,674	(a)
3.80%	07/15/48	7,000	6,308	(a)

State Street Income V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
6.13%	04/01/36	$7,000	$8,489	(a)
Berry Global Inc.
5.13%	07/15/23	25,000	25,187	(a)
Biogen Inc.
2.90%	09/15/20	7,000	6,965	(a)
BNP Paribas S.A.
5.00%	01/15/21	7,000	7,241	(a)
Boston Scientific Corp.
4.00%	03/01/28	7,000	6,921	(a)
BP Capital Markets PLC
3.02%	01/16/27	28,000	26,315
3.22%	11/28/23	19,000	18,660	(a)
Brighthouse Financial Inc.
3.70%	06/22/27	2,000	1,777	(a)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%	01/15/21	7,000	6,780	(a)
2.65%	01/15/23	3,000	2,833	(a)
3.13%	01/15/25	5,000	4,643	(a)
3.88%	01/15/27	4,000	3,770	(a)
Brown-Forman Corp.
4.00%	04/15/38	2,000	1,979	(a)
Buckeye Partners LP
5.60%	10/15/44	9,000	8,377	(a)
Bunge Limited Finance Corp.
3.75%	09/25/27	5,000	4,598	(a)
Burlington Northern Santa Fe LLC
4.15%	12/15/48	10,000	9,867
Campbell Soup Co.
3.30%	03/15/21	18,000	17,876	(a)
Canadian Natural Resources Ltd.
3.85%	06/01/27	3,000	2,920	(a)
4.95%	06/01/47	4,000	4,171	(a)
Capital One Financial Corp.
3.75%	07/28/26	7,000	6,524	(a)
4.20%	10/29/25	7,000	6,825	(a)
Cardinal Health Inc.
2.62%	06/15/22	6,000	5,741	(a)
3.08%	06/15/24	6,000	5,669	(a)
Caterpillar Financial Services Corp.
2.55%	11/29/22	19,000	18,418	(a)
Caterpillar Inc.
3.80%	08/15/42	6,000	5,735	(a)
Catholic Health Initiatives
4.35%	11/01/42	16,000	14,516	(a)
CBL & Associates LP
4.60%	10/15/24	22,000	17,765	(a)
CBS Corp.
2.50%	02/15/23	7,000	6,597	(a)
2.90%	01/15/27	7,000	6,264	(a)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%	02/01/28	23,000	21,533	(a,h)
Celgene Corp.
3.45%	11/15/27	2,000	1,863	(a)
4.55%	02/20/48	11,000	10,222	(a)
5.00%	08/15/45	7,000	6,932	(a)
Cenovus Energy Inc.
4.25%	04/15/27	4,000	3,867	(a)
4.45%	09/15/42	4,000	3,517
5.40%	06/15/47	3,000	2,999	(a)
CenterPoint Energy Inc.
2.50%	09/01/22	12,000	11,473	(a)
CenturyLink Inc.
5.80%	03/15/22	15,000	15,262	(a)
CF Industries Inc.
7.13%	05/01/20	16,000	16,840	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	16,000	15,960	(a)
4.91%	07/23/25	7,000	7,117	(a)
5.38%	05/01/47	9,000	8,583	(a)
5.75%	04/01/48	5,000	4,994	(a)
6.38%	10/23/35	3,000	3,235	(a)
6.48%	10/23/45	7,000	7,527	(a)
Chevron Corp.
2.42%	11/17/20	7,000	6,913	(a)
3.19%	06/24/23	6,000	5,956	(a)

		Principal Amount	Fair Value
Church & Dwight Company Inc.
2.45%	08/01/22	$7,000	$6,717	(a)
Cigna Corp.
3.25%	04/15/25	11,000	10,410	(a)
3.88%	10/15/47	8,000	6,848	(a)
Cimarex Energy Co.
3.90%	05/15/27	2,000	1,910	(a)
Cinemark USA Inc.
4.88%	06/01/23	18,000	17,707	(a)
Cisco Systems Inc.
5.90%	02/15/39	7,000	8,698
Citigroup Inc.
2.05%	12/07/18	41,000	40,961	(a)
2.40%	02/18/20	18,000	17,820	(a)
2.70%	10/27/22	10,000	9,617	(a)
2.90%	12/08/21	16,000	15,666	(a)
4.40%	06/10/25	6,000	5,999	(a)
4.45%	09/29/27	5,000	4,942	(a)
4.65%	07/23/48	16,000	16,157	(a)
4.75%	05/18/46	9,000	8,804	(a)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	8,000	7,733	(a,c)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	7,000	6,456	(a,c)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	11,000	10,535	(a,c)
CME Group Inc.
3.75%	06/15/28	4,000	4,002	(a)
CMS Energy Corp.
4.88%	03/01/44	21,000	22,149	(a)
CNA Financial Corp.
3.45%	08/15/27	7,000	6,479	(a)
5.88%	08/15/20	32,000	33,399	(a)
CNH Industrial Capital LLC
3.38%	07/15/19	10,000	9,969	(a)
4.38%	11/06/20	8,000	8,090	(a)
4.88%	04/01/21	10,000	10,250	(a)
CNH Industrial N.V.
4.50%	08/15/23	13,000	13,200	(a)
Columbia Pipeline Group Inc.
3.30%	06/01/20	11,000	10,981	(a)
Comcast Corp.
3.38%	08/15/25	7,000	6,750	(a)
3.97%	11/01/47	23,000	20,519	(a)
4.20%	08/15/34	6,000	5,770	(a)
4.60%	08/15/45	3,000	2,932	(a)
Concho Resources Inc.
3.75%	10/01/27	3,000	2,873	(a)
4.30%	08/15/28	11,000	10,944	(a)
4.88%	10/01/47	6,000	6,072	(a)
ConocoPhillips Co.
4.30%	11/15/44	2,000	2,057
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	14,000	13,063	(a)
3.88%	06/15/47	6,000	5,592
Constellation Brands Inc.
2.70%	05/09/22	9,000	8,670	(a)
4.50%	05/09/47	5,000	4,657	(a)
Continental Resources Inc.
4.50%	04/15/23	8,000	8,140	(a)
Corning Inc.
4.38%	11/15/57	8,000	7,021	(a)
Corporation Andina de Fomento
2.20%	07/18/20	16,000	15,665	(a)
4.38%	06/15/22	69,000	70,707	(a)
Crane Co.
4.20%	03/15/48	5,000	4,657	(a)
CSX Corp.
4.50%	08/01/54	11,000	10,680	(a)
CVS Health Corp.
2.25%	08/12/19	17,000	16,909	(a)
3.13%	03/09/20	51,000	50,973	(a)
3.35%	03/09/21	34,000	33,922	(a)

State Street Income V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
3.70%	03/09/23	$9,000	$8,961	(a)
3.88%	07/20/25	7,000	6,892	(a)
4.10%	03/25/25	9,000	8,969	(a)
4.30%	03/25/28	2,000	1,982	(a)
4.78%	03/25/38	2,000	1,994	(a)
5.00%	12/01/24	8,000	8,347	(a)
5.05%	03/25/48	8,000	8,172	(a)
D.R. Horton Inc.
2.55%	12/01/20	16,000	15,635	(a)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	15,000	15,299	(a,h)
Dell International LLC/EMC Corp.
3.48%	06/01/19	32,000	32,089	(a,h)
5.45%	06/15/23	7,000	7,356	(a,h)
6.02%	06/15/26	7,000	7,477	(a,h)
8.10%	07/15/36	2,000	2,398	(a,h)
8.35%	07/15/46	6,000	7,471	(a,h)
Deutsche Bank AG
2.70%	07/13/20	16,000	15,665	(a)
Devon Energy Corp.
4.00%	07/15/21	20,000	20,195	(a)
5.00%	06/15/45	8,000	7,971	(a)
Diageo Investment Corp.
2.88%	05/11/22	20,000	19,635	(a)
Discovery Communications LLC
2.20%	09/20/19	13,000	12,897	(a)
3.95%	03/20/28	7,000	6,645	(a)
5.00%	09/20/37	3,000	2,922	(a)
5.20%	09/20/47	2,000	1,954	(a)
DISH DBS Corp.
5.88%	07/15/22	8,000	7,809
Dollar Tree Inc.
3.70%	05/15/23	9,000	8,882	(a)
4.00%	05/15/25	9,000	8,821	(a)
Dominion Energy Inc.
2.50%	12/01/19	16,000	15,884	(a)
2.58%	07/01/20	11,000	10,857	(a)
3.63%	12/01/24	6,000	5,869	(a)
DTE Energy Co.
2.85%	10/01/26	10,000	9,163	(a)
3.85%	12/01/23	8,000	8,032	(a)
Duke Energy Carolinas LLC
3.95%	03/15/48	7,000	6,664
Duke Energy Corp.
3.75%	09/01/46	5,000	4,405	(a)
Duke Energy Progress LLC
4.15%	12/01/44	11,000	10,797	(a)
Duke Realty LP
3.25%	06/30/26	6,000	5,634	(a)
3.38%	12/15/27	5,000	4,686	(a)
Duquesne Light Holdings Inc.
3.62%	08/01/27	11,000	10,266	(a,h)
Eastman Chemical Co.
3.60%	08/15/22	9,000	9,005	(a)
Eaton Corp.
3.10%	09/15/27	6,000	5,593	(a)
Ecolab Inc.
3.25%	12/01/27	4,000	3,838	(a)
3.95%	12/01/47	6,000	5,711	(a)
Ecopetrol S.A.
5.88%	05/28/45	16,000	15,781	(a)
7.63%	07/23/19	7,000	7,251
Edison International
4.13%	03/15/28	8,000	7,919	(a)
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
2.87%	05/01/20	13,000	13,080	(a,c)
Electricite de France S.A.
2.15%	01/22/19	46,000	45,917	(a,h)
Eli Lilly & Co.
3.70%	03/01/45	4,000	3,786	(a)
EMC Corp.
2.65%	06/01/20	39,000	38,269	(a)
Emera US Finance LP
4.75%	06/15/46	5,000	4,926	(a)
Enbridge Energy Partners LP
5.50%	09/15/40	6,000	6,412	(a)

		Principal Amount	Fair Value
Encana Corp.
3.90%	11/15/21	$16,000	$16,060	(a)
Energy Transfer Equity LP
5.88%	01/15/24	56,000	59,080	(a)
Energy Transfer Partners LP
4.20%	09/15/23	4,000	4,032	(a)
4.95%	06/15/28	4,000	4,075	(a)
5.80%	06/15/38	7,000	7,295	(a)
6.13%	12/15/45	3,000	3,180
6.50%	02/01/42	10,000	11,007	(a)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	6,000	6,086	(a)
EnLink Midstream Partners LP
4.15%	06/01/25	15,000	14,194	(a)
Entergy Louisiana LLC
3.05%	06/01/31	10,000	9,113	(a)
4.00%	03/15/33	4,000	4,003	(a)
Enterprise Products Operating LLC
4.25%	02/15/48	11,000	10,343	(a)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	7,000	6,557	(a,c)
EOG Resources Inc.
4.10%	02/01/21	16,000	16,263	(a)
EPR Properties
4.95%	04/15/28	6,000	5,901	(a)
EQT Corp.
3.90%	10/01/27	6,000	5,623	(a)
EQT Midstream Partners LP
4.75%	07/15/23	2,000	2,030	(a)
5.50%	07/15/28	2,000	2,056	(a)
ERP Operating LP
4.50%	07/01/44	9,000	9,066	(a)
Exelon Corp.
3.50%	06/01/22	11,000	10,809	(a)
4.45%	04/15/46	9,000	8,749	(a)
Express Scripts Holding Co.
3.40%	03/01/27	7,000	6,501	(a)
Exxon Mobil Corp.
2.22%	03/01/21	11,000	10,782	(a)
FedEx Corp.
4.10%	02/01/45	16,000	14,573	(a)
FirstEnergy Corp.
3.90%	07/15/27	4,000	3,893	(a)
4.85%	07/15/47	7,000	7,173	(a)
Florida Power & Light Co.
4.13%	02/01/42	17,000	17,001	(a)
Ford Motor Co.
4.35%	12/08/26	10,000	9,420	(a)
Frontier Communications Corp.
7.13%	03/15/19	19,000	19,119	(a)
General Dynamics Corp.
2.13%	08/15/26	17,000	15,226	(a)
2.88%	05/11/20	18,000	17,957	(a)
3.00%	05/11/21	24,000	23,872	(a)
3.38%	05/15/23	11,000	10,979	(a)
3.50%	05/15/25	8,000	7,983	(a)
General Mills Inc.
3.20%	04/16/21	15,000	14,911	(a)
3.70%	10/17/23	7,000	6,958	(a)
4.55%	04/17/38	4,000	3,841	(a)
4.70%	04/17/48	5,000	4,804	(a)
General Motors Co.
5.20%	04/01/45	5,000	4,539	(a)
General Motors Financial Company Inc.
2.35%	10/04/19	17,000	16,883	(a)
3.15%	01/15/20	22,000	21,989	(a)
3.20%	07/13/20	9,000	8,970	(a)
3.55%	04/09/21	24,000	23,965	(a)
5.25%	03/01/26	19,000	19,426	(a)
Georgia-Pacific LLC
3.60%	03/01/25	5,000	4,950	(a,h)
Gilead Sciences Inc.
2.55%	09/01/20	7,000	6,927	(a)
2.95%	03/01/27	3,000	2,790	(a)
3.50%	02/01/25	6,000	5,889	(a)

State Street Income V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
3.65%	03/01/26	$4,000	$3,925	(a)
4.15%	03/01/47	9,000	8,526	(a)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	11,000	10,953	(a)
3.63%	05/15/25	8,000	7,975	(a)
GlaxoSmithKline Capital PLC
3.13%	05/14/21	12,000	11,979	(a)
Glencore Finance Canada Ltd.
4.95%	11/15/21	7,000	7,210	(h)
Glencore Funding LLC
2.50%	01/15/19	33,000	32,943	(a,h)
H&E Equipment Services Inc.
5.63%	09/01/25	23,000	22,915	(a)
Halfmoon Parent Inc.
3.20%	09/17/20	17,000	16,945	(h)
3.40%	09/17/21	9,000	8,967	(h)
3.75%	07/15/23	8,000	7,992	(h)
4.13%	11/15/25	15,000	14,971	(h)
4.38%	10/15/28	5,000	4,986	(h)
4.80%	08/15/38	3,000	3,011	(h)
4.90%	12/15/48	5,000	4,998	(h)
Halliburton Co.
3.80%	11/15/25	7,000	6,937	(a)
5.00%	11/15/45	8,000	8,527	(a)
HCA Inc.
4.75%	05/01/23	40,000	40,750	(a)
Hess Corp.
5.60%	02/15/41	6,000	6,100	(a)
5.80%	04/01/47	4,000	4,209	(a)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	7,000	7,216	(a)
Highwoods Realty LP
4.13%	03/15/28	9,000	8,756	(a)
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%	10/01/25	24,000	24,120	(h)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	15,000	14,488	(a,c)
Hyundai Capital America
3.10%	04/05/22	7,000	6,798	(a,h)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%	08/01/20	24,000	24,386	(a)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	9,000	8,789	(a)
Intel Corp.
2.60%	05/19/26	12,000	11,204	(a)
2.88%	05/11/24	5,000	4,848	(a)
International Paper Co.
4.40%	08/15/47	9,000	8,297	(a)
Interstate Power & Light Co.
3.40%	08/15/25	8,000	7,681	(a)
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%	07/15/25	14,000	14,368	(a,h)
Jabil Inc.
3.95%	01/12/28	6,000	5,658	(a)
JBS USA LUX S.A./JBS USA Finance Inc.
6.75%	02/15/28	15,000	14,867	(a,h)
Jefferies Group LLC
5.13%	01/20/23	10,000	10,327	(a)
6.50%	01/20/43	16,000	16,456	(a)
Johnson & Johnson
3.63%	03/03/37	7,000	6,732	(a)
Johnson Controls International PLC
4.50%	02/15/47	7,000	6,719	(a)
JPMorgan Chase & Co.
2.30%	08/15/21	31,000	30,114	(a)
2.55%	10/29/20	20,000	19,710	(a)
3.30%	04/01/26	7,000	6,703	(a)
3.63%	12/01/27	7,000	6,599	(a)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	8,000	7,571	(a,c)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	6,000	5,592	(a,c)

		Principal Amount	Fair Value
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	$5,000	$4,544	(a,c)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	6,000	5,896	(a,c)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	7,000	6,501	(a,c)
JPMorgan Chase & Co. (4.20% fixed rate until 07/23/28; 1.26% + 3 month USD LIBOR thereafter)
4.20%	07/23/29	13,000	12,955	(c)
JPMorgan Chase & Co. (4.63% fixed rate until 11/01/22; 2.58% + 3 month USD LIBOR thereafter)
4.63%	12/31/99	12,000	11,373	(a,c)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	45,000	46,743	(a,c)
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
5.81%	12/29/49	15,000	15,054	(a,c)
Keurig Dr Pepper Inc.
3.55%	05/25/21	51,000	50,891	(a,h)
4.06%	05/25/23	11,000	11,014	(a,h)
4.50%	11/15/45	5,000	4,630
4.60%	05/25/28	8,000	8,054	(a,h)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	7,000	7,015	(a)
5.30%	09/15/20	8,000	8,283	(a)
6.38%	03/01/41	9,000	10,183	(a)
Kinder Morgan Inc.
3.05%	12/01/19	8,000	7,991	(a)
4.30%	03/01/28	3,000	2,971	(a)
5.05%	02/15/46	9,000	8,965	(a)
5.55%	06/01/45	12,000	12,709	(a)
Kraft Heinz Foods Co.
4.38%	06/01/46	8,000	7,043	(a)
L Brands Inc.
5.25%	02/01/28	15,000	12,887	(a)
Lamb Weston Holdings Inc.
4.63%	11/01/24	23,000	22,512	(a,h)
Lee Enterprises Inc.
9.50%	03/15/22	23,000	23,949	(a,h)
Lennar Corp.
4.75%	05/30/25 - 11/29/27	34,000	32,819	(a)
Lincoln National Corp.
3.63%	12/12/26	6,000	5,751	(a)
3.80%	03/01/28	6,000	5,787	(a)
4.35%	03/01/48	9,000	8,373	(a)
LYB International Finance BV
4.88%	03/15/44	7,000	6,826	(a)
Macy’s Retail Holdings Inc.
4.30%	02/15/43	6,000	4,486	(a)
Marathon Oil Corp.
2.70%	06/01/20	19,000	18,743	(a)
3.85%	06/01/25	8,000	7,824	(a)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	9,000	8,768	(a)
Masco Corp.
3.50%	11/15/27	4,000	3,676	(a)
McDonald’s Corp.
3.70%	01/30/26	6,000	5,936	(a)
3.80%	04/01/28	11,000	10,832
4.88%	12/09/45	8,000	8,353	(a)
Medtronic Inc.
2.50%	03/15/20	18,000	17,876	(a)
4.63%	03/15/45	8,000	8,464	(a)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	17,000	16,659	(a)
Merck & Company Inc.
2.75%	02/10/25	9,000	8,640	(a)
MetLife Inc.
4.05%	03/01/45	3,000	2,812	(a)
4.72%	12/15/44	10,000	10,339	(a)
MGM Resorts International
4.63%	09/01/26	16,000	14,900	(a)
Microsoft Corp.

State Street Income V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
1.55%	08/08/21	$16,000	$15,361	(a)
2.40%	08/08/26	10,000	9,220	(a)
3.45%	08/08/36	7,000	6,664	(a)
3.50%	02/12/35	5,000	4,798
3.70%	08/08/46	15,000	14,377
4.00%	02/12/55	9,000	8,874	(a)
4.10%	02/06/37	6,000	6,194	(a)
4.50%	02/06/57	5,000	5,401	(a)
Molina Healthcare Inc.
4.88%	06/15/25	21,000	20,660	(a,h)
Molson Coors Brewing Co.
2.10%	07/15/21	11,000	10,580	(a)
4.20%	07/15/46	8,000	7,074	(a)
Morgan Stanley
2.45%	02/01/19	54,000	53,959	(a)
2.63%	11/17/21	26,000	25,274	(a)
2.65%	01/27/20	25,000	24,837	(a)
2.75%	05/19/22	14,000	13,577	(a)
3.70%	10/23/24	8,000	7,883	(a)
3.95%	04/23/27	41,000	39,313	(a)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	8,000	7,504	(a,c)
MPLX LP
3.38%	03/15/23	7,000	6,854	(a)
4.50%	04/15/38	6,000	5,646	(a)
4.70%	04/15/48	8,000	7,488	(a)
5.20%	03/01/47	4,000	4,008	(a)
Murphy Oil Corp.
5.75%	08/15/25	56,000	56,924	(a)
Mylan Inc.
5.20%	04/15/48	7,000	6,497	(a,h)
Mylan N.V.
3.15%	06/15/21	9,000	8,863	(a)
3.95%	06/15/26	6,000	5,682	(a)
National Retail Properties Inc.
4.00%	11/15/25	10,000	9,827	(a)
Navient Corp.
6.75%	06/15/26	15,000	14,812	(a)
8.00%	03/25/20	16,000	16,860	(a)
Newell Brands Inc.
3.85%	04/01/23	7,000	6,849	(a)
5.50%	04/01/46	3,000	2,855	(a)
Newfield Exploration Co.
5.38%	01/01/26	23,000	23,776	(a)
Newmont Mining Corp.
4.88%	03/15/42	9,000	8,749	(a)
Nexen Energy ULC
6.40%	05/15/37	7,000	8,477	(a)
NGPL PipeCo LLC
4.88%	08/15/27	2,000	1,990	(a,h)
Noble Energy Inc.
3.90%	11/15/24	6,000	5,894	(a)
5.05%	11/15/44	3,000	2,901	(a)
Nordstrom Inc.
5.00%	01/15/44	2,000	1,841	(a)
Norfolk Southern Corp.
3.95%	10/01/42	8,000	7,487
Northern States Power Co.
2.20%	08/15/20	45,000	44,208	(a)
Northrop Grumman Corp.
2.08%	10/15/20	7,000	6,844	(a)
2.55%	10/15/22	5,000	4,819	(a)
2.93%	01/15/25	6,000	5,691	(a)
3.25%	01/15/28	6,000	5,640	(a)
3.85%	04/15/45	6,000	5,463	(a)
4.03%	10/15/47	8,000	7,492	(a)
Novartis Capital Corp.
3.00%	11/20/25	3,000	2,881	(a)
NRG Energy Inc.
6.25%	07/15/22	13,000	13,412	(a)
Nucor Corp.
3.95%	05/01/28	8,000	7,981	(a)
4.13%	09/15/22	8,000	8,158	(a)
Nutrien Ltd.
4.00%	12/15/26	3,000	2,902	(a)

		Principal Amount	Fair Value
4.90%	06/01/43	$6,000	$5,902	(a)
Occidental Petroleum Corp.
4.10%	02/15/47	8,000	7,747	(a)
4.20%	03/15/48	5,000	4,931	(a)
Olin Corp.
5.00%	02/01/30	23,000	21,447	(a)
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	13,000	12,928	(a)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	2,000	1,888	(a)
Oracle Corp.
2.40%	09/15/23	6,000	5,722	(a)
3.25%	11/15/27	7,000	6,733	(a)
3.80%	11/15/37	3,000	2,857	(a)
4.00%	07/15/46 - 11/15/47	17,000	16,197	(a)
Oshkosh Corp.
5.38%	03/01/25	6,000	6,180	(a)
Owens Corning
4.40%	01/30/48	5,000	4,143	(a)
Pacific Gas & Electric Co.
3.40%	08/15/24	68,000	64,934	(a)
PacifiCorp
6.25%	10/15/37	6,000	7,504	(a)
Packaging Corporation of America
3.40%	12/15/27	3,000	2,818	(a)
Parker-Hannifin Corp.
3.25%	03/01/27	30,000	28,766	(a)
Party City Holdings Inc.
6.63%	08/01/26	5,000	5,063	(h)
Penske Automotive Group Inc.
5.38%	12/01/24	19,000	18,549	(a)
PepsiCo Inc.
3.45%	10/06/46	6,000	5,401	(a)
Petroleos Mexicanos
5.35%	02/12/28	10,000	9,422	(a,h)
5.63%	01/23/46	10,000	8,469	(a)
6.35%	02/12/48	10,000	9,129	(a,h)
6.38%	01/23/45	12,000	11,058	(a)
6.50%	03/13/27	15,000	15,297
6.75%	09/21/47	20,000	19,028	(a)
Pfizer Inc.
3.00%	12/15/26	7,000	6,716	(a)
3.20%	09/15/23	8,000	7,936
3.60%	09/15/28	15,000	14,819
4.13%	12/15/46	9,000	8,924	(a)
4.40%	05/15/44	6,000	6,158	(a)
Philip Morris International Inc.
4.13%	03/04/43	9,000	8,336	(a)
Phillips 66
3.90%	03/15/28	9,000	8,854	(a)
Phillips 66 Partners LP
3.75%	03/01/28	5,000	4,747	(a)
4.68%	02/15/45	8,000	7,584	(a)
Pilgrim’s Pride Corp.
5.88%	09/30/27	15,000	14,204	(a,h)
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	8,000	7,233	(a)
5.75%	01/15/20	8,000	8,213	(a)
PPL Capital Funding Inc.
3.10%	05/15/26	21,000	19,501	(a)
Precision Castparts Corp.
4.38%	06/15/45	12,000	12,278	(a)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	14,000	13,965	(c)
Public Service Company of Colorado
3.70%	06/15/28	13,000	12,969	(a)
Public Service Electric & Gas Co.
2.38%	05/15/23	47,000	44,918	(a)
PulteGroup Inc.
5.50%	03/01/26	20,000	19,862	(a)
QUALCOMM Inc.
2.90%	05/20/24	2,000	1,910	(a)
3.00%	05/20/22	5,000	4,924	(a)
3.25%	05/20/27	2,000	1,879	(a)
4.30%	05/20/47	5,000	4,713	(a)

State Street Income V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Range Resources Corp.
5.00%	08/15/22	$23,000	$22,799	(a)
Realty Income Corp.
3.00%	01/15/27	7,000	6,448	(a)
Republic Services Inc.
3.38%	11/15/27	4,000	3,805	(a)
Reynolds American Inc.
4.45%	06/12/25	6,000	6,038	(a)
Rio Tinto Finance USA PLC
4.13%	08/21/42	8,000	7,847	(a)
Rockwell Collins Inc.
3.50%	03/15/27	5,000	4,756	(a)
Rogers Communications Inc.
5.00%	03/15/44	6,000	6,280	(a)
RPM International Inc.
3.75%	03/15/27	2,000	1,898	(a)
Ryder System Inc.
2.45%	09/03/19	53,000	52,751	(a)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	6,000	5,820	(a)
5.00%	03/15/27	4,000	4,105	(a)
salesforce.com Inc.
3.25%	04/11/23	9,000	8,937	(a)
3.70%	04/11/28	13,000	12,957	(a)
Santander Holdings USA Inc.
2.65%	04/17/20	27,000	26,643	(a)
3.70%	03/28/22	27,000	26,650	(a)
4.40%	07/13/27	6,000	5,734	(a)
Schlumberger Holdings Corp.
3.00%	12/21/20	10,000	9,922	(a,h)
Sempra Energy
3.80%	02/01/38	4,000	3,601	(a)
4.00%	02/01/48	6,000	5,344	(a)
Shell International Finance BV
3.40%	08/12/23	8,000	7,991	(a)
3.75%	09/12/46	7,000	6,565	(a)
4.13%	05/11/35	8,000	8,101	(a)
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	7,000	6,760	(a)
2.88%	09/23/23	5,000	4,763	(a)
3.20%	09/23/26	3,000	2,767	(a)
Simon Property Group LP
3.38%	06/15/27	6,000	5,745	(a)
Sinclair Television Group Inc.
5.38%	04/01/21	29,000	29,145	(a)
Smithfield Foods Inc.
2.70%	01/31/20	8,000	7,870	(a,h)
4.25%	02/01/27	11,000	10,396	(a,h)
South Carolina Electric & Gas Co.
4.10%	06/15/46	2,000	1,828	(a)
Southern California Edison Co.
2.40%	02/01/22	20,000	19,254	(a)
Southern Copper Corp.
5.88%	04/23/45	8,000	8,765	(a)
Southwestern Electric Power Co.
2.75%	10/01/26	9,000	8,235	(a)
Spectra Energy Partners LP
3.38%	10/15/26	2,000	1,884	(a)
4.50%	03/15/45	5,000	4,782	(a)
Sprint Corp.
7.63%	02/15/25	35,000	37,117	(a)
Standard Industries Inc.
5.38%	11/15/24	52,000	51,870	(a,h)
Starbucks Corp.
4.00%	11/15/28	15,000	14,948
Suncor Energy Inc.
4.00%	11/15/47	3,000	2,817	(a)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	7,000	6,718
Sysco Corp.
3.25%	07/15/27	6,000	5,638	(a)
T-Mobile USA Inc.
4.50%	02/01/26	29,000	27,550	(a)
Tampa Electric Co.
4.35%	05/15/44	18,000	17,556	(a)

		Principal Amount	Fair Value
Target Corp.
2.50%	04/15/26	$7,000	$6,472	(a)
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	9,000	9,578	(a,h)
Teck Resources Ltd.
5.40%	02/01/43	22,000	20,749
Tenet Healthcare Corp.
4.75%	06/01/20	8,000	8,070	(a)
6.00%	10/01/20	36,000	37,125	(a)
Teva Pharmaceutical Finance Netherlands III BV
1.70%	07/19/19	46,000	45,224	(a)
2.20%	07/21/21	8,000	7,515	(a)
2.80%	07/21/23	38,000	33,719	(a)
Texas Instruments Inc.
4.15%	05/15/48	7,000	7,028	(a)
The Allstate Corp.
4.20%	12/15/46	8,000	7,806	(a)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	25,000	25,860	(a,c)
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66%	05/16/23	13,000	12,576	(a,c)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	43,000	41,311	(a,c)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	19,000	17,820	(a,c)
The Boeing Co.
3.25%	03/01/28	7,000	6,794	(a)
3.55%	03/01/38	7,000	6,622	(a)
The Dow Chemical Co.
4.25%	10/01/34	7,000	6,700	(a)
The George Washington University
4.13%	09/15/48	8,000	7,956
The Goldman Sachs Group Inc.
2.30%	12/13/19	51,000	50,553	(a)
2.35%	11/15/21	24,000	23,114	(a)
2.63%	04/25/21	26,000	25,458	(a)
3.85%	01/26/27	6,000	5,825	(a)
4.25%	10/21/25	2,000	1,981	(a)
4.80%	07/08/44	8,000	8,165	(a)
5.15%	05/22/45	11,000	11,250	(a)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	20,000	19,337	(a,c)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	6,000	5,724	(a,c)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	8,000	7,397	(a,c)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	7,000	6,895	(a,c)
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.44%	02/12/47	10,000	9,385	(a,c,h)
The Home Depot Inc.
3.35%	09/15/25	2,000	1,975	(a)
3.50%	09/15/56	9,000	7,827	(a)
3.90%	06/15/47	9,000	8,674	(a)
The Interpublic Group of Companies Inc.
3.75%	10/01/21	17,000	17,023
The Kroger Co.
2.95%	11/01/21	24,000	23,607	(a)
4.65%	01/15/48	6,000	5,672	(a)
The Mosaic Co.
5.63%	11/15/43	5,000	5,120	(a)
The Sherwin-Williams Co.
2.25%	05/15/20	11,000	10,842	(a)
2.75%	06/01/22	7,000	6,786	(a)
The Southern Co.
1.85%	07/01/19	45,000	44,660	(a)
4.40%	07/01/46	8,000	7,613	(a)

State Street Income V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	$22,000	$20,629	(a,c)
The Walt Disney Co.
4.13%	06/01/44	8,000	7,940	(a)
The Williams Companies Inc.
3.75%	06/15/27	5,000	4,767	(a)
4.85%	03/01/48	9,000	8,690	(a)
4.90%	01/15/45	7,000	6,794	(a)
5.40%	03/04/44	4,000	4,119	(a)
Time Warner Cable LLC
4.50%	09/15/42	5,000	4,276	(a)
6.55%	05/01/37	7,000	7,595	(a)
TransCanada PipeLines Ltd.
4.88%	01/15/26	3,000	3,134
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	8,000	7,812
Tyco Electronics Group S.A.
2.35%	08/01/19	35,000	34,832	(a)
3.13%	08/15/27	7,000	6,528	(a)
Tyson Foods Inc.
2.65%	08/15/19	7,000	6,984	(a)
4.55%	06/02/47	4,000	3,739	(a)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	45,000	46,224	(a,c)
Union Pacific Corp.
3.20%	06/08/21	19,000	18,957	(a)
3.50%	06/08/23	16,000	15,958	(a)
3.60%	09/15/37	3,000	2,754	(a)
4.10%	09/15/67	6,000	5,242	(a)
United Technologies Corp.
3.65%	08/16/23	15,000	14,952
3.95%	08/16/25	4,000	3,984
4.13%	11/16/28	10,000	9,948
4.15%	05/15/45	3,000	2,801
4.45%	11/16/38	6,000	5,957
4.50%	06/01/42	4,000	3,950	(a)
4.63%	11/16/48	6,000	6,030
UnitedHealth Group Inc.
4.75%	07/15/45	8,000	8,563	(a)
Vale Overseas Ltd.
4.38%	01/11/22	4,000	4,041	(a)
6.25%	08/10/26	10,000	10,935	(a)
6.88%	11/10/39	8,000	9,351	(a)
Vale S.A.
5.63%	09/11/42	5,000	5,140	(a)
Valero Energy Partners LP
4.38%	12/15/26	14,000	13,741
Ventas Realty LP
3.25%	10/15/26	20,000	18,448	(a)
Verizon Communications Inc.
3.38%	02/15/25	6,000	5,830	(a)
4.33%	09/21/28	9,000	9,045	(h)
4.40%	11/01/34	7,000	6,820	(a)
4.67%	03/15/55	8,000	7,560	(a)
4.86%	08/21/46	27,000	27,064	(a)
5.01%	04/15/49	7,000	7,135	(a)
5.25%	03/16/37	7,000	7,464	(a)
Viacom Inc.
3.45%	10/04/26	7,000	6,577	(a)
5.25%	04/01/44	3,000	2,937	(a)
Virginia Electric & Power Co.
4.00%	11/15/46	9,000	8,579	(a)
Visa Inc.
3.15%	12/14/25	6,000	5,814	(a)
4.30%	12/14/45	9,000	9,328	(a)
Vodafone Group PLC
4.38%	05/30/28	14,000	13,784	(a)
5.25%	05/30/48	5,000	5,012	(a)
Vornado Realty LP
3.50%	01/15/25	6,000	5,726	(a)
Vulcan Materials Co.
3.90%	04/01/27	6,000	5,737	(a)
Wabtec Corp.
3.45%	11/15/26	2,000	1,834	(a)

		Principal Amount	Fair Value
Walgreens Boots Alliance Inc.
4.65%	06/01/46	$6,000	$5,725	(a)
Walmart Inc.
3.63%	12/15/47	8,000	7,483	(a)
3.70%	06/26/28	13,000	12,996	(a)
3.95%	06/28/38	5,000	4,991	(a)
4.05%	06/29/48	7,000	7,001	(a)
Warner Media LLC
5.35%	12/15/43	9,000	8,866	(a)
WEC Energy Group Inc.
3.55%	06/15/25	13,000	12,771	(a)
WellCare Health Plans Inc.
5.25%	04/01/25	19,000	19,214	(a)
Wells Fargo & Co.
2.63%	07/22/22	24,000	23,148	(a)
3.90%	05/01/45	4,000	3,718	(a)
4.75%	12/07/46	9,000	8,952	(a)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	26,000	27,330	(a,c)
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	25,000	25,385	(a,c)
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
6.10%	03/29/49	16,000	16,214	(a,c)
Western Gas Partners LP
4.00%	07/01/22	13,000	12,951	(a)
5.38%	06/01/21	2,000	2,067	(a)
Westlake Chemical Corp.
3.60%	08/15/26	5,000	4,700	(a)
4.38%	11/15/47	2,000	1,785	(a)
5.00%	08/15/46	7,000	6,877	(a)
WestRock Co.
3.00%	09/15/24	6,000	5,672	(a,h)
Willis North America Inc.
3.60%	05/15/24	8,000	7,772	(a)
WPP Finance 2010
3.75%	09/19/24	12,000	11,583	(a)
Xilinx Inc.
2.95%	06/01/24	7,000	6,650	(a)
XPO Logistics Inc.
6.50%	06/15/22	13,000	13,423	(a,h)
Yamana Gold Inc.
4.63%	12/15/27	8,000	7,510	(a)
Zoetis Inc.
3.00%	09/12/27	5,000	4,627	(a)
3.90%	08/20/28	8,000	7,900
			7,497,826
Non-Agency Collateralized Mortgage Obligations – 3.8%
BANK 2018-BNK10
4.16%	02/15/61	16,831	16,524	(a,c)
BANK 2018-BNK11
4.50%	03/15/61	12,000	12,215	(c)
BXP Trust 2017-GM
3.38%	06/13/39	61,000	58,882	(a,h)
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	63,309	63,109	(a,c)
4.03%	12/10/49	31,273	31,358	(a,c)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	21,000	21,567
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	25,000	25,918	(a,c)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	33,000	30,998	(a)
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	39,990	39,761	(a)
GS Mortgage Securities Trust 2017-GS8
3.47%	11/10/50	63,977	62,243	(a)
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	25,000	25,247	(c)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.17%	07/15/45	15,000	15,233	(a,c)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	1,436	1,450	(a,c)
6.11%	07/15/40	2,860	2,889	(a,h)

State Street Income V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.50%	02/15/48	$314,594	$18,697	(a,c,e)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.08%	03/15/48	380,969	17,413	(a,c,e)
Morgan Stanley Capital I Trust 2006-IQ11
6.37%	10/15/42	50,000	51,159	(a,c)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	9,589	9,589	(a,c)
Morgan Stanley Capital I Trust 2016-UBS9
1.37%	03/15/49	305,473	19,437	(a,c,e)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	17,000	17,680	(c)
Wells Fargo Commercial Mortgage Trust 2018-AUS
4.19%	07/17/36	100,000	100,670	(c,h)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	25,000	25,533	(a)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	58,000	59,607	(a,c)
			727,179
Sovereign Bonds – 0.3%
Government of Mexico
4.00%	10/02/23	12,000	12,088
4.75%	03/08/44	20,000	19,127	(a)
Government of Peru
5.63%	11/18/50	11,000	13,042	(a)
Government of Uruguay
5.10%	06/18/50	14,040	14,327
			58,584
Municipal Bonds and Notes – 1.0%
American Municipal Power Inc.
6.27%	02/15/50	15,000	18,212	(a)
Metropolitan St. Louis Sewer District
5.00%	05/01/47	35,000	39,469
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	15,279	(a)
Port Authority of New York & New Jersey
4.46%	10/01/62	40,000	41,451	(a)
State of California
4.60%	04/01/38	15,000	15,561
5.70%	11/01/21	40,000	43,086	(a)
State of Illinois
5.10%	06/01/33	10,000	9,597	(a)
The University of Texas System
3.35%	08/15/47	10,000	9,008	(a)
			191,663

Total Bonds and Notes (Cost $18,196,109)			18,076,258

		Number of Shares	Fair Value
Domestic Equity – 0.1%
Preferred Stock – 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $23,300)		932	$24,018	(a,c)

		Principal Amount	Fair Value
Purchased Options – 0.0%*
Purchased Options – 0.0%*
10 Yr. U.S. Treasury Note Futures Options (Strike price 119.50 USD, expiration date 11/23/2018)
119.50%	11/23/18	12,000	4,125
10 Yr. U.S. Treasury Note Futures Options (Strike price 120.00 USD, expiration date 11/23/2018)
120.00%	11/23/18	12,000	2,625
Total Options (Cost $14,478)			6,750
Total Investments in Securities (Cost $18,233,887)			18,107,026
Short-Term Investments – 9.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.01% (Cost $1,838,562)		1,838,562	1,838,562	(a,f,i)
Total Investments (Cost $20,072,449)			19,945,588
Liabilities in Excess of Other Assets, net – (3.3)%			(638,710)

NET ASSETS – 100.0%			$19,306,878

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	Intercontinental Exchange	$177	1.00%/ Quarterly	12/20/23	$(2,386)	$(3,146)	$760

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation
CME Group, Inc.	$883	Receives/ Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$564	$—	$564
CME Group, Inc.	$884	Receives/ Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	$450	$—	$450

								$1,014

The Fund had the following long futures contracts open at September 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
Ultra Long-Term U.S. Treasury Bond Futures	December 2018	4	636,911	$617,125	$(19,786)
2 Yr. U.S. Treasury Notes Futures	December 2018	12	2,535,867	$2,528,813	(7,054)
5 Yr. U.S. Treasury Notes Futures	December 2018	14	1,583,987	1,574,672	(9,315)
10 Yr. U.S. Treasury Notes Futures	December 2018	25	3,003,578	2,969,531	(34,047)

					$(70,202)

The Fund had the following short futures contracts open at September 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
U.S. Long Bond Futures	December 2018	5	(718,427)	$(702,500)	$15,927
10 Yr. U.S. Treasury Ultra Futures	December 2018	6	(767,696)	(756,000)	11,696

					$27,623

					$(42,579)

The Fund had the following Purchased Options contracts at September 30, 2018:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation
10 Yr. U.S. Treasury Note Futures – December 2018	Goldman Sachs & Co.	$119.50	11/23/2018	12	$12,000	$4,125	$5,831	$(1,706)
10 Yr. U.S. Treasury Note Futures – December 2018	Goldman Sachs & Co.	120.00	11/23/2018	12	12,000	2,625	8,647	(6,022)

								$(7,728)

The Fund had the following Written Options contracts at September 30, 2018:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation
10 Yr. U.S. Treasury Note Futures – December 2018	Goldman Sachs & Co.	$122.50	11/23/2018	(12)	$(12,000)	$(375)	$(545)	$170
10 Yr. U.S. Treasury Note Futures – December 2018	Goldman Sachs & Co.	123.00	11/23/2018	(12)	(12,000)	(375)	(1,290)	915

								$1,085

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2018, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBA’s.
(b)	Step coupon bond.
(c)

Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(e)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	Coupon amount represents effective yield.

(g)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(h)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to $954,053 or 4.94% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors .

(i)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2018.
**	Amount is less than $0.50.
*	Less than 0.05%.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$6,441,335	$—	$6,441,335
Agency Mortgage Backed	—	2,622,146	—	2,622,146
Agency Collateralized Mortgage Obligations	—	70,788	—	70,788
Asset Backed	—	466,737	—	466,737
Corporate Notes	—	7,497,826	—	7,497,826
Non-Agency Collateralized Mortgage Obligations	—	727,179	—	727,179
Sovereign Bonds	—	58,584	—	58,584
Municipal Bonds and Notes	—	191,663	—	191,663
Preferred Stock	24,018	—	—	24,018
Purchased Options	6,750	—	—	6,750
Short-Term Investments	1,838,562	—	—	1,838,562

Total Investments in Securities	$1,869,330	$18,076,258	$—	$19,945,588

Other Financial Instruments
Interest Rate Swap Contracts - Unrealized Appreciation	$—	$1,014	$—	$1,014
Credit Default Swap Contracts - Unrealized Appreciation	—	760	—	760
Long Futures Contracts - Unrealized Depreciation	(70,202)	—	—	(70,202)
Short Futures Contracts - Unrealized Appreciation	27,623	—	—	27,623
Written Options Contracts - Unrealized Appreciation	1,085	—	—	1,085

Total Other Financial Instruments	$(41,494)	$1,774	$—	$(39,720)

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	587,481	$587,481	$6,911,120	$5,660,039	—	—	1,838,562	$1,838,562	$9,584

TOTAL		$587,481	$6,911,120	$5,660,039	$—	$—		$1,838,562	$9,584

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity – 36.8% †
Common Stock – 36.8%
Advertising – 0.0%*
Boston Omaha Corp., Class A	10,673	$319,123	(a)
TechTarget Inc.	2,193	42,588	(a)
		361,711
Aerospace & Defense – 0.3%
National Presto Industries Inc.	7,134	924,923
Teledyne Technologies Inc.	25,915	6,392,712	(a)
		7,317,635
Air Freight & Logistics – 0.9%
CH Robinson Worldwide Inc.	47,020	4,604,198
Expeditors International of Washington Inc.	183,662	13,504,667
Hub Group Inc., Class A	9,525	434,340	(a)
		18,543,205
Apparel Retail – 1.3%
Abercrombie & Fitch Co., Class A	6,980	147,418
DSW Inc., Class A	22,657	767,619
Express Inc.	56,916	629,491	(a)
Guess? Inc.	3,119	70,489
Shoe Carnival Inc.	36,294	1,397,319
The Buckle Inc.	76,888	1,772,268
The Cato Corp., Class A	15,628	328,501
The TJX Companies Inc.	91,487	10,248,374
Tilly’s Inc., Class A	20,313	384,931
Urban Outfitters Inc.	284,278	11,626,970	(a)
Zumiez Inc.	33,965	894,978	(a)
		28,268,358
Apparel, Accessories & Luxury Goods – 0.4%
Michael Kors Holdings Ltd.	6,068	416,022	(a)
Movado Group Inc.	6,117	256,302
VF Corp.	83,634	7,815,598
		8,487,922
Application Software – 1.5%
American Software Inc., Class A	26,016	315,574
ANSYS Inc.	77,646	14,494,955	(a)
Cision Ltd.	104,143	1,749,603	(a)
Fusion Connect Inc.	17,259	44,356	(a)
Intuit Inc.	67,438	15,335,401
ShotSpotter Inc.	3,352	205,444	(a)
Veritone Inc.	10,447	108,962	(a)
		32,254,295
Asset Management & Custody Banks – 0.7%
Arlington Asset Investment Corp., Class A	32,837	306,698
Associated Capital Group Inc., Class A	3,457	147,095
Cohen & Steers Inc.	35,017	1,422,040
Diamond Hill Investment Group Inc.	1,505	248,912
Silvercrest Asset Management Group Inc., Class A	3,953	54,749
T Rowe Price Group Inc.	115,144	12,571,422
Waddell & Reed Financial Inc., Class A	3,538	74,935
Westwood Holdings Group Inc.	4,023	208,150
		15,034,001
Auto Parts & Equipment – 0.3%
Gentex Corp.	42,308	907,929
Visteon Corp.	55,462	5,152,420	(a)
		6,060,349
Automobile Manufacturers – 0.6%
Ford Motor Co.	1,350,518	12,492,292
General Motors Co.	33,081	1,113,837
		13,606,129
Automotive Retail – 0.3%
AutoNation Inc.	146,655	6,093,515	(a)
Sonic Automotive Inc., Class A	54,104	1,046,913
		7,140,428
Biotechnology – 0.3%
Adverum Biotechnologies Inc.	20,024	121,145	(a)
Aeglea BioTherapeutics Inc.	7,531	72,072	(a)
Allena Pharmaceuticals Inc.	18,656	200,365	(a)
Arcus Biosciences Inc.	19,619	273,489	(a)

	Number of Shares	Fair Value
Arsanis Inc.	62,315	$100,950	(a)
Calyxt Inc.	16,558	252,841	(a)
Celcuity Inc.	3,203	92,118	(a)
Concert Pharmaceuticals Inc.	13,190	195,739	(a)
Cue Biopharma Inc.	17,499	158,366	(a)
Deciphera Pharmaceuticals Inc.	5,154	199,563	(a)
Denali Therapeutics Inc.	49,516	1,076,478	(a)
Emergent BioSolutions Inc.	3,730	245,546	(a)
Evelo Biosciences Inc.	19,298	235,049	(a)
G1 Therapeutics Inc.	6,354	332,251	(a)
Homology Medicines Inc.	3,455	78,981	(a)
Intellia Therapeutics Inc.	15,100	432,162	(a)
Kura Oncology Inc.	15,934	278,845	(a)
Mersana Therapeutics Inc.	5,939	59,390	(a)
Mustang Bio Inc.	12,504	74,399	(a)
PDL BioPharma Inc.	233,309	613,603	(a)
Spero Therapeutics Inc.	33,919	356,489	(a)
Surface Oncology Inc.	25,388	277,745	(a)
UNITY Biotechnology Inc.	13,906	226,529	(a)
Unum Therapeutics Inc.	31,003	319,331	(a)
		6,273,446
Brewers – 0.0%*
The Boston Beer Company Inc., Class A	1,251	359,663	(a)
Broadcasting – 0.0%*
Beasley Broadcast Group Inc., Class A	18,921	130,555
Media General Inc.	2,076	208
		130,763
Casinos & Gaming – 0.0%*
Monarch Casino & Resort Inc.	1,457	66,221	(a)
Coal & Consumable Fuels – 0.0%*
Hallador Energy Co.	13,366	83,137
NACCO Industries Inc., Class A	3,170	103,817
		186,954
Commodity Chemicals – 0.2%
LyondellBasell Industries N.V., Class A	42,406	4,347,039
Communications Equipment – 1.0%
Cisco Systems Inc.	432,307	21,031,736
NETGEAR Inc.	8,567	538,436	(a)
		21,570,172
Construction & Engineering – 0.0%*
MYR Group Inc.	6,437	210,104	(a)
Willscot Corp.	5,049	86,590	(a)
		296,694
Construction Machinery & Heavy Trucks – 0.0%*
Miller Industries Inc.	3,597	96,759
Construction Materials – 0.0%*
United States Lime & Minerals Inc.	935	73,818
Consumer Electronics – 0.0%*
Roku Inc.	1,461	106,697	(a)
ZAGG Inc.	7,162	105,639	(a)
		212,336
Consumer Finance – 0.0%*
Curo Group Holdings Corp.	25,936	784,045	(a)
Data Processing & Outsourced Services – 1.4%
Broadridge Financial Solutions Inc.	115,046	15,180,320
Jack Henry & Associates Inc.	57,719	9,239,657
NIC Inc.	14,681	217,279
Paychex Inc.	29,154	2,147,192
Syntel Inc.	63,896	2,618,458	(a)
		29,402,906
Department Stores – 0.2%
Dillard’s Inc., Class A	5,861	447,429
Kohl’s Corp.	58,407	4,354,242
		4,801,671
Distillers & Vintners – 0.0%*
Brown-Forman Corp., Class A	7,262	368,910
Distributors – 0.4%
Genuine Parts Co.	93,254	9,269,448
Weyco Group Inc.	2,374	83,517
		9,352,965

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Diversified Metals & Mining – 0.0%*
Materion Corp.	1,243	$75,202
Diversified REITs – 0.1%
Armada Hoffler Properties Inc.	68,557	1,035,896
One Liberty Properties Inc.	10,040	278,911
		1,314,807
Diversified Support Services – 0.2%
McGrath RentCorp.	18,122	987,105
UniFirst Corp.	12,449	2,161,769
Viad Corp.	8,955	530,584
		3,679,458
Education Services – 0.0%*
American Public Education Inc.	17,110	565,486	(a)
Electric Utilities – 0.1%
Hawaiian Electric Industries Inc.	77,254	2,749,470
Electrical Components & Equipment – 0.0%*
Encore Wire Corp.	8,659	433,816
FuelCell Energy Inc.	50,533	54,070	(a)
Preformed Line Products Co.	2,219	155,952
		643,838
Electronic Components – 0.2%
AVX Corp.	49,639	895,984
Dolby Laboratories Inc., Class A	50,946	3,564,692
		4,460,676
Electronic Equipment & Instruments – 0.1%
Badger Meter Inc.	21,703	1,149,174
Electro Scientific Industries Inc.	22,983	401,053	(a)
Vishay Precision Group Inc.	6,827	255,330	(a)
		1,805,557
Electronic Manufacturing Services – 0.1%
Benchmark Electronics Inc.	23,983	561,202
Kimball Electronics Inc.	7,203	141,539	(a)
Park Electrochemical Corp.	30,128	587,195
Plexus Corp.	28,561	1,671,104	(a)
		2,961,040
Environmental & Facilities Services – 0.9%
Republic Services Inc.	199,171	14,471,765
Rollins Inc.	86,874	5,272,383
		19,744,148
Financial Exchanges & Data – 0.3%
CME Group Inc.	22,479	3,826,150
Morningstar Inc.	20,614	2,595,303
		6,421,453
Food Retail – 0.1%
Natural Grocers by Vitamin Cottage Inc.	6,963	117,605	(a)
Village Super Market Inc., Class A	4,376	119,027
Weis Markets Inc.	15,690	680,946
		917,578
Footwear – 0.2%
Rocky Brands Inc.	22,264	630,071
Steven Madden Ltd.	50,003	2,645,159
		3,275,230
Health Care REITs – 0.0%*
Community Healthcare Trust Inc.	19,162	593,639
Healthcare Distributors – 0.0%*
PetIQ Inc.	15,824	622,041	(a)
Healthcare Equipment – 0.8%
Danaher Corp.	143,317	15,572,825
Globus Medical Inc., Class A	2,444	138,721	(a)
Helius Medical Technologies Inc.	9,976	97,665	(a)
iRadimed Corp.	8,571	318,413	(a)
Surmodics Inc.	2,436	181,847	(a)
Varian Medical Systems Inc.	2,847	318,665	(a)
		16,628,136
Healthcare Facilities – 0.0%*
Genesis Healthcare Inc.	186,996	252,445	(a)
National HealthCare Corp.	5,195	391,547
Tenet Healthcare Corp.	2,565	73,000	(a)
		716,992

	Number of Shares	Fair Value
Healthcare Services – 0.4%
CorVel Corp.	5,018	$302,334	(a)
Express Scripts Holding Co.	86,285	8,197,938	(a)
		8,500,272
Healthcare Supplies – 0.1%
Anika Therapeutics Inc.	21,207	894,511	(a)
ICU Medical Inc.	1,293	365,596	(a)
Meridian Bioscience Inc.	25,477	379,607
OrthoPediatrics Corp.	3,988	146,120	(a)
Utah Medical Products Inc.	4,132	389,235
		2,175,069
Healthcare Technology – 0.0%*
Simulations Plus Inc.	29,002	585,840
Home Building – 0.1%
Meritage Homes Corp.	31,154	1,243,044	(a)
The New Home Company Inc.	7,794	62,820	(a)
		1,305,864
Home Furnishing Retail – 0.2%
Kirkland’s Inc.	20,519	207,037	(a)
Williams-Sonoma Inc.	61,057	4,012,666
		4,219,703
Hotel & Resort REITs – 0.3%
Apple Hospitality REIT Inc.	221,651	3,876,676
Chesapeake Lodging Trust	57,130	1,832,159
		5,708,835
Household Appliances – 0.0%*
Hamilton Beach Brands Holding Co., Class A	8,755	192,085
Human Resource & Employment Services – 0.7%
Kelly Services Inc., Class A	23,401	562,326
Kforce Inc.	8,021	301,589
Robert Half International Inc.	195,147	13,734,446
		14,598,361
Hypermarkets & Super Centers – 0.6%
Costco Wholesale Corp.	54,971	12,911,588
Independent Power Producers & Energy Traders – 0.1%
Vistra Energy Corp.	65,180	1,621,678	(a)
Industrial Conglomerates – 0.8%
Honeywell International Inc.	103,856	17,281,638
Industrial Gases – 0.6%
Praxair Inc.	76,468	12,290,702
Industrial Machinery – 0.0%*
Gencor Industries Inc.	4,381	52,791	(a)
Hurco Companies Inc.	2,851	128,580
The Eastern Co.	2,393	67,961
The Gorman-Rupp Co.	10,475	382,338
		631,670
Industrial REITs – 0.0%*
Industrial Logistics Properties Trust	3,512	80,811
Innovative Industrial Properties Inc.	2,679	129,235
		210,046
Insurance Brokers – 0.2%
Brown & Brown Inc.	82,751	2,446,947
Goosehead Insurance Inc., Class A	27,581	934,169	(a)
		3,381,116
Integrated Telecommunication Services – 0.0%*
Frontier Communications Corp.	30,509	198,003
Interactive Media & Services – 0.0%*
Alphabet Inc., Class C	398	475,001	(a)
Travelzoo	22,866	270,962	(a)
XO Group Inc.	4,169	143,747	(a)
		889,710
Internet & Direct Marketing Retail – 0.3%
1-800-Flowers.com Inc., Class A	16,094	189,909	(a)
Amazon.com Inc.	2,847	5,702,541	(a)
Overstock.com Inc.	2,569	71,161	(a)
PetMed Express Inc.	1,972	65,096
		6,028,707
Internet Services & Infrastructure – 0.2%
Okta Inc.	66,063	4,648,193	(a)

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Investment Banking & Brokerage – 0.2%
Houlihan Lokey Inc.	37,915	$1,703,521
INTL. FCStone Inc.	11,460	553,747	(a)
Moelis & Co., Class A	35,314	1,935,207
Oppenheimer Holdings Inc., Class A	2,390	75,524
		4,267,999
IT Consulting & Other Services – 0.4%
Amdocs Ltd.	97,475	6,431,400
ManTech International Corp., Class A	26,734	1,692,262
Perficient Inc.	5,181	138,074	(a)
		8,261,736
Leisure Facilities – 0.1%
International Speedway Corp., Class A	32,896	1,440,845
Speedway Motorsports Inc.	4,748	84,752
		1,525,597
Leisure Products – 0.1%
Johnson Outdoors Inc., Class A	2,717	252,654
MCBC Holdings Inc.	18,429	661,232	(a)
		913,886
Life & Health Insurance – 1.1%
Aflac Inc.	322,365	15,173,721	(b)
Brighthouse Financial Inc.	166,876	7,382,594	(a)
FBL Financial Group Inc., Class A	2,716	204,379
Independence Holding Co.	2,079	74,636
National Western Life Group Inc., Class A	1,636	522,211
		23,357,541
Life Sciences Tools & Services – 0.2%
Bio-Techne Corp.	15,019	3,065,528
Luminex Corp.	30,923	937,276
Quanterix Corp.	13,706	293,583	(a)
		4,296,387
Managed Healthcare – 0.2%
UnitedHealth Group Inc.	19,142	5,092,538
Marine – 0.0%*
Genco Shipping & Trading Ltd.	9,941	139,174	(a)
Metal & Glass Containers – 0.3%
AptarGroup Inc.	42,504	4,579,381
Greif Inc., Class B	1,247	71,889
Silgan Holdings Inc.	81,377	2,262,281
		6,913,551
Mortgage REITs – 1.7%
AG Mortgage Investment Trust Inc.	30,416	552,963
AGNC Investment Corp.	702,057	13,079,322
Apollo Commercial Real Estate Finance Inc.	140,735	2,655,669
Arbor Realty Trust Inc.	64,762	743,468
Ares Commercial Real Estate Corp.	19,867	277,542
Blackstone Mortgage Trust Inc., Class A	26,509	888,317
Capstead Mortgage Corp.	132,206	1,045,749
Cherry Hill Mortgage Investment Corp.	23,660	428,246
Chimera Investment Corp.	170,214	3,085,980
Dynex Capital Inc.	73,104	466,404
MFA Financial Inc.	436,037	3,204,872
Starwood Property Trust Inc.	224,497	4,831,175
TPG RE Finance Trust Inc.	16,516	330,650
Two Harbors Investment Corp.	298,021	4,449,454
		36,039,811
Multi-Line Insurance – 0.8%
American Financial Group Inc.	61,057	6,775,495
American National Insurance Co.	8,344	1,078,796
Loews Corp.	192,693	9,678,969
		17,533,260
Multi-Sector Holdings – 1.2%
Berkshire Hathaway Inc., Class B	114,850	24,590,534	(a)
Office Services & Supplies – 0.0%*
Steelcase Inc., Class A	23,462	434,047
Oil & Gas Drilling – 0.0%*
Rowan Companies PLC, Class A	13,610	256,276	(a)
Oil & Gas Equipment & Services – 0.2%
Bristow Group Inc.	6,476	78,554	(a)
CARBO Ceramics Inc.	7,081	51,337	(a)

	Number of Shares	Fair Value
Covia Holdings Corp.	17,635	$158,186	(a)
Dawson Geophysical Co.	16,681	103,255	(a)
Liberty Oilfield Services Inc., Class A	62,158	1,340,748
Mammoth Energy Services Inc.	21,048	612,497
Matrix Service Co.	31,696	781,306	(a)
PHI Inc.	14,367	134,188	(a)
Profire Energy Inc.	61,645	196,648	(a)
Quintana Energy Services Inc.	9,872	72,461	(a)
Smart Sand Inc.	72,575	298,283	(a)
Solaris Oilfield Infrastructure Inc., Class A	67,400	1,273,186	(a)
		5,100,649
Oil & Gas Exploration & Production – 0.0%*
Evolution Petroleum Corp.	7,838	86,610
WildHorse Resource Development Corp.	8,183	193,446	(a)
		280,056
Oil & Gas Refining & Marketing – 1.9%
Adams Resources & Energy Inc.	1,867	79,273
CVR Energy Inc.	6,133	246,669
HollyFrontier Corp.	22,577	1,578,132
PBF Energy Inc., Class A	225,086	11,234,042
Phillips 66	107,291	12,093,842
Valero Energy Corp.	134,188	15,263,885
		40,495,843
Packaged Foods & Meats – 0.3%
J&J Snack Foods Corp.	4,526	682,928
Lancaster Colony Corp.	14,865	2,218,007
Pilgrim’s Pride Corp.	141,746	2,564,185	(a)
Tootsie Roll Industries Inc.	15,189	444,278
		5,909,398
Paper Packaging – 0.0%*
UFP Technologies Inc.	2,579	94,778	(a)
Paper Products – 0.0%*
Verso Corp., Class A	25,484	858,046	(a)
Personal Products – 0.6%
Medifast Inc.	2,026	448,860
The Estee Lauder Companies Inc., Class A	88,346	12,838,441
USANA Health Sciences Inc.	619	74,620	(a)
		13,361,921
Pharmaceuticals – 1.5%
Amneal Pharmaceuticals Inc.	5,129	113,813	(a)
Evolus Inc.	8,301	154,565	(a)
Johnson & Johnson	151,366	20,914,240
Menlo Therapeutics Inc.	36,010	354,698	(a)
Odonate Therapeutics Inc.	5,713	110,889	(a)
Pfizer Inc.	241,087	10,624,704
resTORbio Inc.	36,964	559,635	(a)
scPharmaceuticals Inc.	15,470	90,809	(a)
Sienna Biopharmaceuticals Inc.	8,843	131,053	(a)
		33,054,406
Property & Casualty Insurance – 0.5%
AMERISAFE Inc.	12,334	764,091
CNA Financial Corp.	34,062	1,554,930
Donegal Group Inc., Class A	4,997	71,007
Erie Indemnity Co., Class A	5,693	726,028
Kinsale Capital Group Inc.	14,266	911,027
NI Holdings Inc.	4,161	70,196	(a)
Old Republic International Corp.	135,268	3,027,298
Protective Insurance Corp., Class B	1,879	43,123
Safety Insurance Group Inc.	4,426	396,570
WR Berkley Corp.	24,933	1,992,895
		9,557,165
Publishing – 0.2%
John Wiley & Sons Inc., Class A	64,296	3,896,338
Real Estate Services – 0.1%
HFF Inc. REIT, Class A	25,264	1,073,215
Regional Banks – 0.3%
1st Constitution Bancorp	3,523	72,926
ACNB Corp.	2,077	77,264
American National Bankshares Inc.	1,766	68,874
Ames National Corp.	2,185	59,541
Arrow Financial Corp.	2,537	93,865

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Auburn National Bancorporation Inc.	1,356	$51,962
Baycom Corp.	10,943	291,959	(a)
Cambridge Bancorp	2,218	199,598
CB Financial Services Inc.	2,083	64,261
CenterState Bank Corp.	4,422	124,037
Chemung Financial Corp.	2,354	99,880
Citizens & Northern Corp.	2,499	65,349
City Holding Co.	5,384	413,491
Community Trust Bancorp Inc.	6,909	320,232
Evans Bancorp Inc.	1,458	68,453
Fidelity D&D Bancorp Inc.	1,044	72,015
First Choice Bancorp	2,492	67,508
First Community Corp.	2,709	65,558
First Financial Corp.	5,321	267,114
First Financial Northwest Inc.	14,463	239,652
First Mid-Illinois Bancshares Inc.	6,527	263,234
First Savings Financial Group Inc.	939	64,115
First United Corp.	3,643	68,488
LCNB Corp.	4,239	79,057
Level One Bancorp Inc.	2,497	69,417
MBT Financial Corp.	6,038	68,229
Metropolitan Bank Holding Corp.	5,620	231,094	(a)
Mid Penn Bancorp Inc.	2,082	60,690
Middlefield Banc Corp.	1,452	68,389
MutualFirst Financial Inc.	1,869	68,873
National Bankshares Inc.	1,457	66,221
Northrim BanCorp Inc.	3,851	160,009
Norwood Financial Corp.	1,971	77,184
Oak Valley Bancorp	3,024	59,422
Ohio Valley Banc Corp.	1,652	60,546
Orrstown Financial Services Inc.	2,999	71,376
Park National Corp.	5,391	569,074
Penns Woods Bancorp Inc.	1,559	67,739
Premier Financial Bancorp Inc.	3,744	69,227
RBB Bancorp	3,476	85,162
Select Bancorp Inc.	3,410	42,284	(a)
Shore Bancshares Inc.	4,135	73,686
Spirit of Texas Bancshares Inc.	8,679	187,380	(a)
		5,414,435
Reinsurance – 0.3%
Reinsurance Group of America Inc.	42,897	6,201,190
Research & Consulting Services – 0.2%
CBIZ Inc.	35,573	843,080	(a)
CRA International Inc.	8,082	405,878
Exponent Inc.	37,157	1,991,615
Forrester Research Inc.	6,020	276,318
ICF International Inc.	4,327	326,472
Resources Connection Inc.	29,638	491,991
		4,335,354
Residential REITs – 0.0%*
BRT Apartments Corp.	20,682	249,011
Restaurants – 0.1%
Biglari Holdings Inc., Class A	73	67,306	(a)
Brinker International Inc.	20,243	945,955
Chuy’s Holdings Inc.	2,580	67,725	(a)
J. Alexander’s Holdings Inc.	6,253	74,411	(a)
The Cheesecake Factory Inc.	35,123	1,880,486
		3,035,883
Retail REITs – 0.2%
Getty Realty Corp.	21,376	610,498
Retail Properties of America Inc., Class A	289,383	3,527,579
		4,138,077
Semiconductor Equipment – 0.1%
Photronics Inc.	53,072	522,759	(a)
Rudolph Technologies Inc.	27,150	663,818	(a)
		1,186,577
Semiconductors – 1.4%
Intel Corp.	320,402	15,151,811
NVE Corp.	5,105	540,517
Texas Instruments Inc.	140,765	15,102,677
		30,795,005
Soft Drinks – 0.2%
Keurig Dr Pepper Inc.	176,398	4,087,142

	Number of Shares	Fair Value
Specialized Finance – 0.0%*
NewStar Financial Inc.	492	$128
Specialized REITs – 0.0%*
Jernigan Capital Inc.	41,161	793,996
Specialty Stores – 0.1%
Big 5 Sporting Goods Corp.	10,710	54,621
Dick’s Sporting Goods Inc.	23,657	839,350
Hibbett Sports Inc.	20,937	393,616	(a)
MarineMax Inc.	19,073	405,301	(a)
		1,692,888
Steel – 0.5%
Ramaco Resources Inc.	24,392	181,964	(a)
Reliance Steel & Aluminum Co.	82,162	7,007,597
Warrior Met Coal Inc.	91,288	2,468,428
		9,657,989
Systems Software – 1.0%
CA Inc.	309,113	13,647,339
Dell Technologies Inc., Class V	3,681	357,499	(a)
Microsoft Corp.	64,983	7,432,105
		21,436,943
Technology Distributors – 0.7%
Arrow Electronics Inc.	70,579	5,203,084	(a)
Avnet Inc.	178,852	8,007,204
Insight Enterprises Inc.	12,235	661,791	(a)
PC Connection Inc.	9,520	370,233
ScanSource Inc.	12,414	495,318	(a)
		14,737,630
Technology Hardware, Storage & Peripherals – 0.7%
Apple Inc.	53,400	12,054,516	(b)
HP Inc.	103,954	2,678,895
		14,733,411
Thrifts & Mortgage Finance – 0.2%
Entegra Financial Corp.	8,740	232,047	(a)
FS Bancorp Inc.	5,011	279,213
Luther Burbank Corp.	10,017	108,985
Northwest Bancshares Inc.	70,698	1,224,490
OP Bancorp	11,462	132,959	(a)
Oritani Financial Corp.	28,757	447,171
Sterling Bancorp Inc.	9,471	107,117
Territorial Bancorp Inc.	2,287	67,581
Timberland Bancorp Inc.	2,863	89,440
TrustCo Bank Corp.	51,656	439,076
		3,128,079
Tobacco – 0.0%*
Turning Point Brands Inc.	18,706	775,551
Trading Companies & Distributors – 1.1%
Foundation Building Materials Inc.	17,381	216,741	(a)
Kaman Corp.	38,510	2,571,698
MSC Industrial Direct Company Inc., Class A	162,753	14,340,167
Nexeo Solutions Inc.	37,212	455,847	(a)
Rush Enterprises Inc., Class A	23,033	905,427
Rush Enterprises Inc., Class B	1,858	74,116
Watsco Inc.	13,154	2,342,727
Willis Lease Finance Corp.	2,683	92,590	(a)
WW Grainger Inc.	8,540	3,052,282
		24,051,595
Trucking – 0.6%
ArcBest Corp.	9,141	443,796
Covenant Transportation Group Inc., Class A	10,922	317,393	(a)
Hertz Global Holdings Inc.	18,669	304,865	(a)
Landstar System Inc.	35,731	4,359,182
Marten Transport Ltd.	71,402	1,503,012
PAM Transportation Services Inc.	3,336	217,140	(a)
Schneider National Inc., Class B	183,073	4,573,163
Werner Enterprises Inc.	40,905	1,445,992
		13,164,543
Total Domestic Equity (Cost $713,591,164)		790,871,805

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Foreign Equity – 20.4%
Common Stock – 20.2%
Advertising – 0.1%
Cheil Worldwide Inc.	2,021	$39,445
Hakuhodo DY Holdings Inc.	86,200	1,512,494
		1,551,939
Aerospace & Defense – 0.0%*
AviChina Industry & Technology Company Ltd., Class H	34,000	22,421
Embraer S.A.	10,400	51,641
Korea Aerospace Industries Ltd.	952	30,124	(a)
		104,186
Agricultural Products – 0.1%
Charoen Pokphand Indonesia Tbk PT	116,200	39,574
FGV Holdings Bhd	47,900	17,940
Genting Plantations Bhd	8,500	19,491
IOI Corporation Bhd	29,700	32,581
Kuala Lumpur Kepong Bhd	6,700	40,409
Sime Darby Plantation Bhd	37,462	47,976
Wilmar International Ltd.	783,700	1,846,902
		2,044,873
Air Freight & Logistics – 0.0%*
Hyundai Glovis Company Ltd.	293	34,339
Airlines – 0.5%
Air China Ltd., Class H	28,000	27,052
AirAsia Group Bhd	16,400	12,522
China Airlines Ltd.	104,000	31,507
China Southern Airlines Company Ltd., Class H	52,000	33,294
Deutsche Lufthansa AG	39,757	977,121
Eva Airways Corp.	33,232	16,163
Japan Airlines Company Ltd.	189,524	6,814,421
Korean Air Lines Company Ltd.	742	18,797
Latam Airlines Group S.A.	4,776	45,297
Singapore Airlines Ltd.	264,000	1,881,919
Turk Hava Yollari AO	8,695	27,631	(a)
		9,885,724
Airport Services – 0.0%*
Airports of Thailand PCL NVDR	54,844	111,079
Beijing Capital International Airport Company Ltd., Class H	26,000	31,599
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	5,600	61,267
Grupo Aeroportuario del Sureste SAB de C.V., Class B	3,335	68,242
Malaysia Airports Holdings Bhd	14,400	30,968
SATS Ltd.	46,100	176,120
TAV Havalimanlari Holding A/S	2,842	14,798
		494,073
Aluminum – 0.0%*
Aluminum Corporation of China Ltd., Class H	68,000	30,242	(a)
Hindalco Industries Ltd.	18,389	58,257
		88,499
Apparel Retail – 0.1%
ABC-Mart Inc.	17,900	995,977
Mr Price Group Ltd.	4,041	65,181
The Foschini Group Ltd.	3,543	43,406
Truworths International Ltd.	6,963	41,085
		1,145,649
Apparel, Accessories & Luxury Goods – 0.5%
Burberry Group PLC	173,766	4,565,980
HUGO BOSS AG	35,958	2,769,868
Li & Fung Ltd.	4,130,000	923,654
LPP S.A.	20	46,798
Shenzhou International Group Holdings Ltd.	10,000	128,308
The Swatch Group AG	16,082	1,259,493
Titan Company Ltd.	5,217	57,978
		9,752,079

	Number of Shares	Fair Value
Application Software – 0.0%*
Kingdee International Software Group Company Ltd.	32,000	$34,843
Kingsoft Corporation Ltd.	13,000	24,787
		59,630
Asset Management & Custody Banks – 0.3%
China Cinda Asset Management Company Ltd., Class H	146,000	36,944
China Huarong Asset Management Company Ltd., Class H	119,000	21,899	(c)
CI Financial Corp.	113,618	1,802,804
Coronation Fund Managers Ltd.	3,557	13,545
Hargreaves Lansdown PLC	168,724	4,917,547
Reinet Investments SCA	2,515	46,761
		6,839,500
Auto Parts & Equipment – 0.5%
Bharat Forge Ltd.	3,300	27,364
Bosch Ltd.	52	14,300
China First Capital Group Ltd.	44,000	23,617	(a)
Faurecia S.A.	52,791	3,178,659
Fuyao Glass Industry Group Company Ltd., Class H	8,800	31,995	(c)
Hanon Systems	2,923	33,334
Hyundai Mobis Company Ltd.	844	173,479
Magna International Inc.	127,529	6,694,138
Motherson Sumi Systems Ltd.	9,738	34,498
Toyoda Gosei Company Ltd.	59,700	1,474,301
		11,685,685
Automobile Manufacturers – 0.2%
Astra International Tbk PT	262,000	129,229
Brilliance China Automotive Holdings Ltd.	48,000	77,660
BYD Company Ltd., Class H	10,000	71,822
Dongfeng Motor Group Company Ltd., Class H	42,000	43,262
Ford Otomotiv Sanayi A/S	1,098	12,027
Geely Automobile Holdings Ltd.	65,000	129,586
Great Wall Motor Company Ltd., Class H	40,000	25,508
Guangzhou Automobile Group Company Ltd., Class H	58,000	64,264
Hyundai Motor Co.	1,794	209,441
Isuzu Motors Ltd.	226,045	3,564,261
Kia Motors Corp.	3,331	105,403
Mahindra & Mahindra Ltd.	9,852	117,010
Maruti Suzuki India Ltd.	1,367	138,566
Tata Motors Ltd.	20,664	63,768	(a)
Tofas Turk Otomobil Fabrikasi A/S	4,588	16,329
UMW Holdings Bhd	2,900	3,518
		4,771,654
Automotive Retail – 0.0%*
Hotai Motor Company Ltd.	4,000	34,258
Biotechnology – 0.0%*
3SBio Inc.	20,000	33,636	(c)
Celltrion Inc.	1,037	277,655	(a)
Medy-Tox Inc.	73	40,737
SillaJen Inc.	773	71,359	(a)
ViroMed Company Ltd.	233	50,581	(a)
		473,968
Brewers – 0.0%*
AMBEV S.A.	59,111	271,462
Anadolu Efes Biracilik Ve Malt Sanayii A/S	3,242	11,376
China Resources Beer Holdings Company Ltd.	22,000	88,423
Cia Cervecerias Unidas S.A.	2,333	32,430
Tsingtao Brewery Company Ltd., Class H	6,000	28,217
		431,908
Broadcasting – 0.0%*
Astro Malaysia Holdings Bhd	30,600	10,869
Zee Entertainment Enterprises Ltd.	7,565	45,772
		56,641

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Building Products – 0.0%*
KCC Corp.	91	$27,811
Cable & Satellite – 0.1%
Cyfrowy Polsat S.A.	2,498	15,072	(a)
Grupo Televisa SAB	31,524	112,176
Naspers Ltd., Class N	5,504	1,186,907
		1,314,155
Casinos & Gaming – 0.0%*
Genting Bhd	33,400	63,031
Genting Malaysia Bhd	46,800	56,429
Kangwon Land Inc.	1,854	47,969
OPAP S.A.	4,860	51,030
		218,459
Coal & Consumable Fuels – 0.0%*
Adaro Energy Tbk PT	226,700	27,916
Banpu PCL NVDR	38,000	22,443
China Shenhua Energy Company Ltd., Class H	42,000	95,970
Coal India Ltd.	8,570	31,477
Exxaro Resources Ltd.	2,196	22,557
United Tractors Tbk PT	22,000	48,720
Yanzhou Coal Mining Company Ltd., Class H	38,000	44,047
		293,130
Commodity Chemicals – 0.1%
Formosa Chemicals & Fibre Corp.	42,540	178,336
Formosa Plastics Corp.	53,960	206,770
Hanwha Chemical Corp.	1,687	29,352
Indorama Ventures PCL NVDR	25,600	46,704
Kaneka Corp.	32,200	1,488,313
Kumho Petrochemical Company Ltd.	240	21,312
LG Chem Ltd.	557	183,532
Lotte Chemical Corp.	177	44,360
Mexichem SAB de C.V.	16,840	57,961
Nan Ya Plastics Corp.	59,850	166,223
Petronas Chemicals Group Bhd	26,800	60,613
PTT Global Chemical PCL NVDR	35,500	89,189
Sinopec Shanghai Petrochemical Company Ltd., Class H	53,000	32,376
		2,605,041
Communications Equipment – 0.0%*
ZTE Corp., Class H	11,880	21,771	(a)
Computer & Electronics Retail – 0.0%*
GOME Retail Holdings Ltd.	211,000	21,572	(a)
Construction & Engineering – 0.0%*
China Communications Construction Company Ltd., Class H	70,000	71,566
China Railway Construction Corporation Ltd., Class H	31,000	41,836
China Railway Group Ltd., Class H	60,000	59,502
China State Construction International Holdings Ltd.	34,250	36,198
Daelim Industrial Company Ltd.	460	34,254
Daewoo Engineering & Construction Company Ltd.	5,220	27,859	(a)
Gamuda Bhd	30,900	25,087
GS Engineering & Construction Corp.	791	37,295
HDC Hyundai Development Company-Engineering & Construction	554	25,421	(a)
Hyundai Engineering & Construction Company Ltd.	999	60,791
IJM Corporation Bhd	25,400	11,048
Larsen & Toubro Ltd.	5,995	105,204
		536,061
Construction Machinery & Heavy Trucks – 0.1%
CRRC Corporation Ltd., Class H	62,950	57,520
Hyundai Heavy Industries Company Ltd.	478	57,959	(a)
MAN SE	12,406	1,349,455
Samsung Heavy Industries Company Ltd.	3,954	28,802	(a)
Weichai Power Company Ltd., Class H	31,000	38,429
		1,532,165

	Number of Shares	Fair Value
Construction Materials – 0.0%*
Ambuja Cements Ltd.	9,383	$28,936
Anhui Conch Cement Company Ltd., Class H	19,500	117,749
Asia Cement Corp.	34,030	46,253
Cementos Argos S.A.	7,271	18,854
Cemex SAB de C.V.	182,312	128,111	(a)
China National Building Material Company Ltd., Class H	62,000	55,068
China Resources Cement Holdings Ltd.	34,000	39,584
Grasim Industries Ltd.	3,429	48,320
Grupo Argos S.A.	4,575	25,114
Indocement Tunggal Prakarsa Tbk PT	25,400	31,534
Semen Indonesia Persero Tbk PT	46,700	31,104
Taiwan Cement Corp.	58,300	78,477
The Siam Cement PCL	5,646	82,054
Titan Cement Company S.A.	1,510	37,445
UltraTech Cement Ltd.	1,319	73,873
		842,476
Consumer Electronics – 0.0%*
LG Electronics Inc.	1,298	83,081
Consumer Finance – 0.0%*
Bajaj Finance Ltd.	2,071	61,939
Mahindra & Mahindra Financial Services Ltd.	4,768	26,323
Samsung Card Company Ltd.	453	15,028
Shriram Transport Finance Company Ltd.	2,323	36,883
		140,173
Copper – 0.0%*
Jiangxi Copper Company Ltd., Class H	29,000	33,837
KGHM Polska Miedz S.A.	2,203	53,251	(a)
Southern Copper Corp.	1,079	46,548
		133,636
Data Processing & Outsourced Services – 0.0%*
Cielo S.A.	15,404	47,251
GDS Holdings Ltd. ADR	800	28,104	(a)
TravelSky Technology Ltd., Class H	15,000	39,010
		114,365
Department Stores – 0.3%
El Puerto de Liverpool SAB de C.V.	3,000	22,532
Hyundai Department Store Company Ltd.	87	7,796
Lojas Renner S.A.	8,994	69,816
Lotte Shopping Company Ltd.	177	33,429
Matahari Department Store Tbk PT	50,000	23,236
Next PLC	93,411	6,692,383
SACI Falabella	8,211	66,649
Shinsegae Inc.	68	22,222
Woolworths Holdings Ltd.	8,313	29,137
		6,967,200
Distillers & Vintners – 0.0%*
Remy Cointreau S.A.	8	1,043
United Spirits Ltd.	4,474	31,742	(a)
		32,785
Distributors – 0.0%*
Imperial Holdings Ltd.	2,518	31,139
Diversified Banks – 1.4%
Absa Group Ltd.	8,493	91,152
Abu Dhabi Commercial Bank PJSC	32,753	70,713
Agricultural Bank of China Ltd., Class H	395,000	193,843
Akbank T.A.S.	34,655	39,920
Alior Bank S.A.	1,742	29,773	(a)
Alliance Bank Malaysia Bhd	15,800	15,958
Alpha Bank AE	21,885	31,495	(a)
AMMB Holdings Bhd	26,100	26,046
Aozora Bank Ltd.	8,300	296,677
Axis Bank Ltd.	22,621	191,369	(a)
Banco Bradesco S.A.	12,643	81,521
Banco de Chile	257,198	39,059
Banco de Credito e Inversiones S.A.	711	47,957
Banco do Brasil S.A.	10,000	73,744
Banco Santander Brasil S.A.	6,621	59,204
Banco Santander Chile	709,459	56,608

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, Class B	22,160	$34,533
Bangkok Bank PCL	3,000	20,223
Bangkok Bank PCL NVDR	1,300	8,442
Bank Central Asia Tbk PT	124,800	202,256
Bank Danamon Indonesia Tbk PT	32,900	15,896
Bank Handlowy w Warszawie S.A.	1,235	25,865
Bank Hapoalim BM	284,289	2,082,795
Bank Leumi Le-Israel BM	450,811	2,974,247
Bank Mandiri Persero Tbk PT	234,900	106,010
Bank Millennium S.A.	6,498	16,306	(a)
Bank Negara Indonesia Persero Tbk PT	117,500	58,350
Bank of China Ltd., Class H	1,019,000	453,184
Bank of Communications Company Ltd., Class H	138,000	103,523
Bank of the Philippine Islands	14,185	21,870
Bank Polska Kasa Opieki S.A.	2,687	77,415
Bank Rakyat Indonesia Persero Tbk PT	697,300	147,401
BDO Unibank Inc.	30,970	68,669
Capitec Bank Holdings Ltd.	304	22,003
Chang Hwa Commercial Bank Ltd.	85,077	52,663
China CITIC Bank Corporation Ltd., Class H	141,000	90,277
China Construction Bank Corp., Class H	1,215,000	1,062,071
China Development Financial Holding Corp.	141,000	52,645
China Merchants Bank Company Ltd., Class H	54,731	222,424
China Minsheng Banking Corporation Ltd., Class H	98,140	72,869
CIMB Group Holdings Bhd	55,120	80,046
Commercial International Bank Egypt SAE	16,471	76,500
Credicorp Ltd.	851	189,841
CTBC Financial Holding Company Ltd.	212,661	160,194
Doha Bank QPSC	1,558	8,985
Dubai Islamic Bank PJSC	25,950	38,080
E.Sun Financial Holding Company Ltd.	127,884	94,448
Eurobank Ergasias S.A.	2,173	1,638	(a)
First Abu Dhabi Bank PJSC	15,831	61,634
First Financial Holding Company Ltd.	117,707	80,186
Grupo Financiero Banorte SAB de C.V., Class O	32,400	234,433
Grupo Financiero Inbursa SAB de C.V., Class O	20,000	31,402
Hana Financial Group Inc.	3,703	148,721
Hong Leong Bank Bhd	10,200	50,723
Hong Leong Financial Group Bhd	2,900	13,524
Hua Nan Financial Holdings Company Ltd.	97,312	58,962
ICICI Bank Ltd.	29,729	125,310
Industrial & Commercial Bank of China Ltd., Class H	887,000	648,397
Industrial Bank of Korea	2,053	28,225
Itau CorpBanca	2,475,533	25,423
Kasikornbank PCL	9,600	64,712
Kasikornbank PCL NVDR	15,300	102,189
KB Financial Group Inc.	4,895	239,179
Komercni Banka A/S	1,197	49,127
Krung Thai Bank PCL NVDR	55,000	34,354
Malayan Banking Bhd	49,351	116,744
Masraf Al Rayan QSC	5,789	59,615
mBank S.A.	233	28,293
Mega Financial Holding Company Ltd.	130,192	117,259
Metropolitan Bank & Trust Co.	21,790	27,021
Mizrahi Tefahot Bank Ltd.	35,000	613,333
National Bank of Greece S.A.	156	317	(a)
Nedbank Group Ltd.	2,090	39,083
OTP Bank Nyrt	2,849	105,582
Piraeus Bank S.A.	42	92	(a)
Postal Savings Bank of China Company Ltd., Class H	49,000	30,872	(c)
Powszechna Kasa Oszczednosci Bank Polski S.A.	11,476	133,561

	Number of Shares	Fair Value
Public Bank Bhd	37,740	$227,981
Qatar Islamic Bank SAQ	1,140	43,828
Qatar National Bank QPSC	5,829	283,326
RHB Bank Bhd	15,522	20,253
Royal Bank of Canada	122,324	9,798,412
Santander Bank Polska S.A.	548	55,839
Sberbank of Russia PJSC ADR	34,693	439,907
Shinhan Financial Group Company Ltd.	5,225	211,968
SinoPac Financial Holdings Company Ltd.	169,106	61,754
Standard Bank Group Ltd.	15,711	194,288
State Bank of India	21,051	77,101	(a)
Taishin Financial Holding Company Ltd.	102,229	49,385
Taiwan Business Bank	60,514	21,999
Taiwan Cooperative Financial Holding Company Ltd.	96,739	58,931
The Commercial Bank PQSC	2,517	27,924
The Siam Commercial Bank PCL NVDR	23,268	107,203
TMB Bank PCL NVDR	250,000	17,780
Turkiye Garanti Bankasi A/S	22,435	28,794
Turkiye Halk Bankasi A/S	10,065	11,209
Turkiye Is Bankasi A/S , Class C	27,410	20,168
Turkiye Vakiflar Bankasi Tao, Class D	28,976	18,281
United Overseas Bank Ltd.	200,076	3,965,352
VTB Bank PJSC GDR	24,955	33,415
Woori Bank	5,700	86,842
Yapi ve Kredi Bankasi A/S	26,432	8,272	(a)
Yes Bank Ltd.	21,279	53,909
		29,179,102
Diversified Capital Markets – 0.0%*
China Everbright Ltd.	14,000	25,084
Investec Ltd.	1,873	13,173
Mirae Asset Daewoo Company Ltd.	5,566	42,501
		80,758
Diversified Chemicals – 0.0%*
OCI Company Ltd.	280	27,767
Sasol Ltd.	6,724	260,160
		287,927
Diversified Metals & Mining – 0.0%*
China Molybdenum Company Ltd. Class H	63,000	26,408
Ferroglobe PLC	1,316	—
Grupo Mexico SAB de C.V., Class B	43,050	124,205
Korea Zinc Company Ltd.	133	52,277
MMC Norilsk Nickel PJSC ADR	9,974	171,453
Vedanta Ltd.	20,494	65,675
		440,018
Diversified Real Estate Activities – 0.3%
Aldar Properties PJSC	58,146	28,970
Ayala Land Inc.	84,200	62,414
Barwa Real Estate Co.	1,532	14,884
Ezdan Holding Group QSC	10,812	31,472	(a)
Kerry Properties Ltd.	298,500	1,012,815
Sime Darby Property Bhd	71,462	20,376
Swire Pacific Ltd., Class A	249,341	2,732,430
The Wharf Holdings Ltd.	668,000	1,818,349
		5,721,710
Diversified REITs – 0.1%
Fibra Uno Administracion S.A. de C.V.	53,000	69,753
Fortress REIT Ltd., Class A	19,476	23,314
Growthpoint Properties Ltd.	31,815	52,226
Redefine Properties Ltd.	84,471	59,811
The GPT Group	752,872	2,838,099
		3,043,203
Diversified Support Services – 0.0%*
KEPCO Plant Service & Engineering Company Ltd.	390	11,954
Drug Retail – 0.0%*
Clicks Group Ltd.	4,287	53,015
Raia Drogasil S.A.	3,600	65,292
		118,307
Education Services – 0.0%*
Kroton Educacional S.A.	22,016	62,847

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
New Oriental Education & Technology Group Inc. ADR	1,900	$140,619
TAL Education Group ADR	4,300	110,553	(a)
		314,019
Electric Utilities – 0.2%
CEZ A/S	2,542	64,991
CLP Holdings Ltd.	148,000	1,733,466
EDP - Energias de Portugal S.A.	750,668	2,770,900
EDP - Energias do Brasil S.A.	1,700	5,444
Enel Americas S.A.	280,568	43,097
Enel Chile S.A.	441,903	44,378
Iberdrola S.A.	4,471	32,914
Interconexion Electrica S.A. ESP	1,148	5,173
Korea Electric Power Corp.	3,117	82,474
PGE Polska Grupa Energetyczna S.A.	13,254	34,231	(a)
Power Grid Corporation of India Ltd.	19,611	50,968
RusHydro PJSC ADR	17,579	15,733
SSE PLC	1,443	21,565
Tenaga Nasional Bhd	40,700	152,041
The Tata Power Company Ltd.	16,870	15,325
		5,072,700
Electrical Components & Equipment – 0.0%*
Havells India Ltd.	4,300	35,265
Teco Electric and Machinery Company Ltd.	30,000	21,763
Zhuzhou CRRC Times Electric Company Ltd., Class H	8,600	49,128
		106,156
Electronic Components – 0.0%*
AU Optronics Corp.	108,000	45,629
Delta Electronics Inc.	27,000	115,842
Innolux Corp.	141,212	49,024
Kingboard Holdings Ltd.	10,500	34,285
Largan Precision Company Ltd.	1,000	119,052
LG Display Company Ltd.	2,331	40,137
LG Innotek Company Ltd.	224	26,353
Samsung Electro-Mechanics Company Ltd.	703	88,093
Samsung SDI Company Ltd.	701	163,361
Sunny Optical Technology Group Company Ltd.	9,100	105,015
Walsin Technology Corp.	5,000	34,880
Yageo Corp.	2,990	44,948
Zhen Ding Technology Holding Ltd.	7,350	16,417
		883,036
Electronic Manufacturing Services – 0.3%
AAC Technologies Holdings Inc.	9,000	93,509
Foxconn Technology Company Ltd.	14,561	35,529
Hon Hai Precision Industry Company Ltd.	203,844	528,754
Venture Corporation Ltd.	377,207	4,867,098
		5,524,890
Environmental & Facilities Services – 0.0%*
China Everbright International Ltd.	53,444	46,171
Fertilizers & Agricultural Chemicals – 0.0%*
Grupa Azoty S.A.	816	6,995
UPL Ltd.	4,681	42,897
		49,892
Financial Exchanges & Data – 0.2%
ASX Ltd.	58,721	2,704,760
B3 S.A. - Brasil Bolsa Balcao	26,020	152,463
Singapore Exchange Ltd.	344,100	1,856,052
		4,713,275
Food Distributors – 0.0%*
Bid Corporation Ltd.	4,089	85,217
The SPAR Group Ltd.	3,034	39,477
		124,694
Food Retail – 0.2%
Avenue Supermarts Ltd.	2,128	40,979	(a,c)
BIM Birlesik Magazalar A/S	2,112	28,600
Colruyt S.A.	60,840	3,444,950
CP ALL PCL NVDR	66,969	142,884
J Sainsbury PLC	214,005	898,057
Magnit PJSC GDR	5,581	79,278

	Number of Shares	Fair Value
Pick n Pay Stores Ltd.	4,084	$19,850
President Chain Store Corp.	7,000	82,190
Shoprite Holdings Ltd.	5,074	68,717
		4,805,505
Footwear – 0.0%*
ANTA Sports Products Ltd.	17,000	81,579
Feng TAY Enterprise Company Ltd.	5,320	32,757
Pou Chen Corp.	35,000	36,968
		151,304
Gas Utilities – 0.2%
Beijing Enterprises Holdings Ltd.	8,000	44,882
China Gas Holdings Ltd.	19,200	54,350
China Resources Gas Group Ltd.	10,000	40,703
ENN Energy Holdings Ltd.	9,400	81,688
GAIL India Ltd.	7,683	40,169
Korea Gas Corp.	436	23,859	(a)
Osaka Gas Company Ltd.	169,172	3,300,481
Perusahaan Gas Negara Persero Tbk	118,500	17,893
Petronas Gas Bhd	10,900	49,779
Tokyo Gas Company Ltd.	12,600	309,772
		3,963,576
General Merchandise Stores – 0.1%
Harvey Norman Holdings Ltd.	392,667	1,000,082
Gold – 0.0%*
AngloGold Ashanti Ltd.	6,460	55,875
Cia de Minas Buenaventura S.A. ADR	2,789	37,401
Gold Fields Ltd.	12,941	31,120
Zijin Mining Group Company Ltd., Class H	90,000	34,620
		159,016
Healthcare Distributors – 0.3%
Alfresa Holdings Corp.	88,364	2,364,983
Celltrion Healthcare Company Ltd.	588	48,874	(a)
Medipal Holdings Corp.	133,000	2,776,273
Shanghai Pharmaceuticals Holding Company Ltd., Class H	13,000	32,496
Sinopharm Group Company Ltd., Class H	16,000	78,314
Suzuken Company Ltd.	35,600	1,689,343
		6,990,283
Healthcare Facilities – 0.0%*
Bangkok Dusit Medical Services PCL NVDR	61,000	48,098
Bumrungrad Hospital PCL NVDR	5,600	32,208
IHH Healthcare Bhd	33,500	42,174
Life Healthcare Group Holdings Ltd.	21,049	36,531
Netcare Ltd.	18,408	31,493
Ryman Healthcare Ltd.	57,608	534,677
		725,181
Healthcare Services – 0.1%
Sonic Healthcare Ltd.	79,972	1,441,386
Healthcare Supplies – 0.0%*
Shandong Weigao Group Medical Polymer Company Ltd., Class H	32,000	31,612
Healthcare Technology – 0.0%*
Alibaba Health Information Technology Ltd.	44,000	43,129	(a)
Heavy Electrical Equipment – 0.0%*
Bharat Heavy Electricals Ltd.	10,778	10,185
Doosan Heavy Industries & Construction Company Ltd.	157	2,109	(a)
Fullshare Holdings Ltd.	110,000	52,857	(a)
Shanghai Electric Group Company Ltd., Class H	28,000	9,983
		75,134
Highways & Railtracks – 0.0%*
CCR S.A.	19,100	40,462
Jasa Marga Persero Tbk PT	86,987	26,094
Jiangsu Expressway Company Ltd., Class H	44,000	56,456
Promotora y Operadora de Infraestructura SAB de C.V.	4,540	48,337

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Shenzhen International Holdings Ltd.	16,000	$33,043
Zhejiang Expressway Company Ltd., Class H	18,000	14,975
		219,367
Home Building – 0.5%
Berkeley Group Holdings PLC	117,146	5,620,195
Persimmon PLC	181,581	5,600,098
		11,220,293
Home Furnishings – 0.0%*
Hanssem Company Ltd.	113	7,803
Home Improvement Retail – 0.2%
Home Product Center PCL NVDR	51,229	25,028
Kingfisher PLC	1,090,380	3,668,527
		3,693,555
Hotels, Resorts & Cruise Lines – 0.0%*
Flight Centre Travel Group Ltd.	22,141	851,630
Huazhu Group Ltd. ADR	1,400	45,220
Minor International PCL NVDR	27,554	34,932
		931,782
Household Appliances – 0.0%*
Arcelik A/S	8,562	19,740
Coway Company Ltd.	761	59,549
Haier Electronics Group Company Ltd.	20,000	54,314	(a)
Rinnai Corp.	9,600	731,927
		865,530
Household Products – 0.0%*
Hindustan Unilever Ltd.	8,104	179,810
Kimberly-Clark de Mexico SAB de C.V., Class A	18,100	32,233
Unilever Indonesia Tbk PT	15,700	49,545
		261,588
Human Resource & Employment Services – 0.0%*
51job Inc. ADR	400	30,796	(a)
Hypermarkets & Super Centers – 0.6%
Aeon Company Ltd.	49,300	1,188,174
Cencosud S.A.	18,041	42,772
E-MART Inc.	329	61,544
METRO AG	172,960	2,712,055
Sun Art Retail Group Ltd.	41,500	53,990
Wal-Mart de Mexico SAB de C.V.	64,424	196,484
Wesfarmers Ltd.	216,406	7,805,544
		12,060,563
Independent Power Producers & Energy Traders – 0.1%
Aboitiz Power Corp.	23,200	14,363
CGN Power Company Ltd., Class H	184,000	43,737	(c)
China Resources Power Holdings Company Ltd.	30,000	53,062
Colbun S.A.	127,081	27,358
Glow Energy PCL NVDR	8,744	23,793
Huaneng Power International Inc., Class H	66,000	43,438
NTPC Ltd.	21,863	50,322
Uniper SE	77,400	2,383,251
		2,639,324
Industrial Conglomerates – 0.1%
Aboitiz Equity Ventures Inc.	31,060	28,168
Alfa SAB de C.V., Class A	28,624	36,937
Alliance Global Group Inc.	16,900	3,904	(a)
CITIC Ltd.	75,000	111,759
CJ Corp.	242	29,452
DMCI Holdings Inc.	33,400	7,035
Far Eastern New Century Corp.	50,916	59,532
Fosun International Ltd.	40,500	71,426
Grupo Carso SAB de C.V., Class A1	7,800	25,891
Hanwha Corp.	649	19,191
Industries Qatar QSC	2,125	72,769
JG Summit Holdings Inc.	37,520	37,464
KOC Holding A/S	12,251	34,791
LG Corp.	1,103	72,191
Lotte Corp.	456	23,473	(a)
NWS Holdings Ltd.	228,653	452,344
Samsung C&T Corp.	951	111,025
Shanghai Industrial Holdings Ltd.	20,000	44,320
Siemens Ltd.	769	10,027

	Number of Shares	Fair Value
Sime Darby Bhd	32,962	$20,788
SK Holdings Company Ltd.	394	101,941
SM Investments Corp.	3,791	63,429
The Bidvest Group Ltd.	3,402	44,475
Turkiye Sise ve Cam Fabrikalari A/S	1,642	1,596
		1,483,928
Industrial Gases – 0.1%
Air Water Inc.	68,400	1,255,571
Industrial Machinery – 0.4%
Atlas Copco AB, Class B	151,140	4,030,366
China Conch Venture Holdings Ltd.	25,500	88,966
Haitian International Holdings Ltd.	11,000	24,489
Hiwin Technologies Corp.	3,145	26,008
Hyundai Heavy Industries Holdings Company Ltd.	153	55,862	(a)
Kurita Water Industries Ltd.	17,800	518,713
Makita Corp.	37,200	1,863,521
Schindler Holding AG	4,868	1,180,121
WEG S.A.	10,582	52,333
		7,840,379
Industrial REITs – 0.1%
Segro PLC	352,907	2,935,208
Integrated Oil & Gas – 0.6%
China Petroleum & Chemical Corp., Class H	331,400	332,039
Ecopetrol S.A.	62,181	84,391
Equinor ASA	85,184	2,400,713
Gazprom PJSC ADR	70,551	352,755
LUKOIL PJSC ADR	5,686	434,638
MOL Hungarian Oil & Gas PLC	5,808	62,570
Oil & Natural Gas Corporation Ltd.	11,813	28,876
PetroChina Company Ltd., Class H	274,000	222,004
Petroleo Brasileiro S.A.	46,900	284,556
Polskie Gornictwo Naftowe i Gazownictwo S.A.	27,306	47,929	(a)
PTT PCL NVDR	137,283	230,291
Rosneft Oil Company PJSC GDR	18,360	137,847
Surgutneftegas PJSC ADR	6,928	39,490
Surgutneftegas PJSC ADR	17,768	73,737
Total S.A.	110,873	7,191,016
		11,922,852
Integrated Telecommunication Services – 1.3%
BCE Inc.	170,876	6,917,795
Bharti Infratel Ltd.	5,244	19,022
China Communications Services Corporation Ltd., Class H	42,000	38,700
China Telecom Corporation Ltd., Class H	168,000	83,518
China Unicom Hong Kong Ltd.	74,000	87,194
Chunghwa Telecom Company Ltd.	49,000	176,530
Elisa Oyj	14,535	616,714
Emirates Telecommunications Group Co. PJSC	26,126	118,785
Hellenic Telecommunications Organization S.A.	2,707	33,234
KT Corp.	1,110	30,170
Ooredoo QPSC	1,261	23,890
Orange Polska S.A.	10,324	12,436	(a)
PCCW Ltd.	954,000	555,948
Spark New Zealand Ltd.	386,201	1,036,930
Swisscom AG	16,106	7,343,993
Telekom Malaysia Bhd	10,100	7,858
Telekomunikasi Indonesia Persero Tbk PT	644,900	157,530
Telenor ASA	109,905	2,147,273
Telia Company AB	370,299	1,699,681
Telkom S.A. SOC Ltd.	5,385	19,658
TELUS Corp.	151,581	5,583,144
True Corporation PCL NVDR	97,284	18,199
		26,728,202
Interactive Home Entertainment – 0.0%*
NCSoft Corp.	208	82,975
NetEase Inc. ADR	971	221,631
Netmarble Corp.	435	45,098	(c)
		349,704

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Interactive Media & Services – 0.2%
58.com Inc. ADR	1,200	$88,320	(a)
Autohome Inc. ADR	800	61,928
Baidu Inc. ADR	3,452	789,404	(a)
Kakao Corp.	954	102,345
Momo Inc. ADR	1,800	78,840	(a)
NAVER Corp.	356	229,791
SINA Corp.	1,000	69,480	(a)
Tencent Holdings Ltd.	71,800	2,965,630
Weibo Corp. ADR	770	56,310	(a)
YY Inc. ADR	700	52,444	(a)
		4,494,492
Internet & Direct Marketing Retail – 0.1%
Alibaba Group Holding Ltd. ADR	14,613	2,407,638	(a)
CJ ENM Company Ltd.	187	41,809
Ctrip.com International Ltd. ADR	5,426	201,684	(a)
JD.com Inc. ADR	9,258	241,541	(a)
Vipshop Holdings Ltd. ADR	7,000	43,680	(a)
		2,936,352
Investment Banking & Brokerage – 0.0%*
China Galaxy Securities Company Ltd., Class H	54,000	25,189
China International Capital Corporation Ltd., Class H	18,400	34,002	(c)
CITIC Securities Company Ltd., Class H	49,500	88,057
GF Securities Company Ltd., Class H	28,000	35,926
Haitong Securities Company Ltd., Class H	51,200	46,588
Huatai Securities Company Ltd., Class H	25,800	36,994	(a,c)
Korea Investment Holdings Company Ltd.	626	42,947
NH Investment & Securities Company Ltd.	2,669	34,408
Samsung Securities Company Ltd.	1,372	40,384
Yuanta Financial Holding Company Ltd.	158,211	83,424
		467,919
IT Consulting & Other Services – 1.1%
Accenture PLC, Class A	96,199	16,373,070	(b)
HCL Technologies Ltd.	7,104	106,604
Infosys Ltd.	44,178	444,919
Nomura Research Institute Ltd.	36,210	1,829,867
Obic Company Ltd.	33,100	3,132,676
Samsung SDS Company Ltd.	432	89,963
Tata Consultancy Services Ltd.	11,560	348,235
Tech Mahindra Ltd.	6,374	65,551
Wipro Ltd.	12,296	54,958
		22,445,843
Leisure Products – 0.0%*
Giant Manufacturing Company Ltd.	5,000	21,452
HLB Inc.	294	31,832	(a)
Sankyo Company Ltd.	9,800	383,510
		436,794
Life & Health Insurance – 0.7%
Cathay Financial Holding Company Ltd.	99,417	170,943
China Life Insurance Company Ltd.	40,985	41,209
China Life Insurance Company Ltd., Class H	101,000	229,496
China Taiping Insurance Holdings Company Ltd.	25,488	89,413
CNP Assurances	62,698	1,511,820
Discovery Ltd.	3,464	41,613
Great-West Lifeco Inc.	77,540	1,880,012
Hanwha Life Insurance Company Ltd.	2,735	13,043
Liberty Holdings Ltd.	620	4,941
MMI Holdings Ltd.	14,796	18,151	(a)
New China Life Insurance Company Ltd., Class H	13,000	62,384
Old Mutual Ltd.	61,138	129,301
Ping An Insurance Group Company of China Ltd., Class H	69,000	701,031
Poste Italiane S.p.A.	517,594	4,137,357	(c)
Power Corporation of Canada	103,028	2,236,551
Power Financial Corp.	78,258	1,791,470

	Number of Shares	Fair Value
Rand Merchant Investment Holdings Ltd.	10,759	$29,355
Samsung Life Insurance Company Ltd.	801	70,261
Sanlam Ltd.	22,394	125,190
Shin Kong Financial Holding Company Ltd.	130,605	51,116
Sun Life Financial Inc.	30,065	1,194,366
		14,529,023
Life Sciences Tools & Services – 0.0%*
Genscript Biotech Corp.	10,000	16,895	(a)
Samsung Biologics Company Ltd.	200	96,281	(a,c)
Wuxi Biologics Cayman Inc.	7,500	75,864	(a,c)
		189,040
Managed Healthcare – 0.0%*
Odontoprev S.A.	2,200	7,057
Triple-S Management Corp., Class B	27,572	520,835	(a)
		527,892
Marine – 0.3%
Costamare Inc.	71,237	462,328
Evergreen Marine Corporation Taiwan Ltd.	75,601	31,693
Kuehne + Nagel International AG	33,101	5,269,457
MISC Bhd	11,500	16,840
		5,780,318
Marine Ports & Services – 0.1%
Adani Ports & Special Economic Zone Ltd.	8,155	37,001
China Merchants Port Holdings Company Ltd.	21,398	40,964
COSCO SHIPPING Ports Ltd.	29,292	32,231
DP World Ltd.	2,615	49,946
International Container Terminal Services Inc.	7,380	12,853
Kamigumi Company Ltd.	50,300	1,108,872
		1,281,867
Motorcycle Manufacturers – 0.0%*
Bajaj Auto Ltd.	1,322	49,011
Eicher Motors Ltd.	148	49,379
Hero MotoCorp Ltd.	772	31,238
		129,628
Movies & Entertainment – 0.0%*
Alibaba Pictures Group Ltd.	140,000	19,144	(a)
Multi-Line Insurance – 1.2%
Allianz SE	35,090	7,825,348
Assicurazioni Generali S.p.A.	346,068	5,981,132
Bajaj Finserv Ltd.	371	30,739
Baloise Holding AG	22,103	3,387,407
BB Seguridade Participacoes S.A.	11,000	66,382
China Pacific Insurance Group Company Ltd., Class H	34,600	133,538
Porto Seguro S.A.	1,500	22,270
Powszechny Zaklad Ubezpieczen S.A.	8,239	88,736
Sul America S.A.	1,683	10,957
Zurich Insurance Group AG	26,628	8,456,189
		26,002,698
Multi-Sector Holdings – 0.6%
Ayala Corp.	3,910	67,157
EXOR N.V.	56,254	3,777,901
Groupe Bruxelles Lambert S.A.	28,856	3,026,516
Grupo de Inversiones Suramericana S.A.	2,956	34,603
GT Capital Holdings Inc.	762	11,565
Haci Omer Sabanci Holding A/S	14,463	18,370
Industrivarden AB, Class C	79,879	1,773,951
Kinnevik AB, Class B	100,045	3,027,269
Metro Pacific Investments Corp.	129,200	11,358
Pargesa Holding S.A.	10,302	831,606
Remgro Ltd.	6,297	87,772
		12,668,068
Multi-Utilities – 0.0%*
YTL Corporation Bhd	51,608	15,588
Office Services & Supplies – 0.1%
Societe BIC S.A.	11,794	1,080,145

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Oil & Gas Drilling – 0.0%*
China Oilfield Services Ltd., Class H	28,000	$30,380
Noble Corporation PLC	61,078	429,378	(a)
		459,758
Oil & Gas Exploration & Production – 0.1%
CNOOC Ltd.	228,000	451,635
Novatek PJSC GDR	1,203	221,352
PTT Exploration & Production PCL NVDR	21,900	104,963
Tatneft PJSC ADR	3,634	278,001
		1,055,951
Oil & Gas Refining & Marketing – 0.4%
Bharat Petroleum Corporation Ltd.	11,960	61,730
Cosan S.A.	2,600	21,101
Empresas COPEC S.A.	4,457	68,666
Formosa Petrochemical Corp.	14,000	67,861
Grupa Lotos S.A.	971	19,778
GS Holdings Corp.	895	44,458
Idemitsu Kosan Company Ltd.	12,400	656,108
Indian Oil Corporation Ltd.	12,940	27,374
IRPC PCL NVDR	157,700	33,159
JXTG Holdings Inc.	602,562	4,553,233
Petronas Dagangan Bhd	3,100	19,670
Polski Koncern Naftowy ORLEN S.A.	3,806	104,285
Reliance Industries Ltd.	35,619	618,112
S-Oil Corp.	473	58,419
Showa Shell Sekiyu KK	86,800	1,839,394
SK Innovation Company Ltd.	807	156,416
Thai Oil PCL NVDR	16,609	45,451
Tupras Turkiye Petrol Rafinerileri A/S	1,247	27,857
		8,423,072
Oil & Gas Storage & Transportation – 0.1%
Kunlun Energy Company Ltd.	48,000	55,883
Ship Finance International Ltd.	115,762	1,609,092
Ultrapar Participacoes S.A.	5,700	53,281
		1,718,256
Other Diversified Financial Services – 0.0%*
FirstRand Ltd.	41,535	199,204
Fubon Financial Holding Company Ltd.	79,000	134,026
PSG Group Ltd.	2,584	41,815
RMB Holdings Ltd.	8,958	50,103
		425,148
Packaged Foods & Meats – 0.4%
BRF S.A.	6,500	35,759	(a)
Britannia Industries Ltd.	494	39,686
Charoen Pokphand Foods PCL NVDR	54,300	42,396
China Huishan Dairy Holdings Company Ltd.	55,000	—	(a,**)
China Mengniu Dairy Company Ltd.	35,000	116,519	(a)
Chocoladefabriken Lindt & Spruengli AG	413	2,908,927
Chocoladefabriken Lindt & Spruengli AG	11	906,531
CJ CheilJedang Corp.	140	42,091
Dali Foods Group Company Ltd.	36,500	26,262	(c)
Gruma SAB de C.V., Class B	2,530	32,369
Grupo Bimbo SAB de C.V., Class A	13,600	29,027
Indofood CBP Sukses Makmur Tbk PT	22,100	13,088
Indofood Sukses Makmur Tbk PT	63,900	25,300
JBS S.A.	14,900	34,997
M Dias Branco S.A.	1,100	10,850
Nestle India Ltd.	364	48,706
Nisshin Seifun Group Inc.	132,000	2,893,692
Orion Corp.	338	32,147
Pioneer Foods Group Ltd.	378	2,457
PPB Group Bhd	8,960	36,329
Standard Foods Corp.	916	1,524
Tiger Brands Ltd.	2,542	47,606
Tingyi Cayman Islands Holding Corp.	28,000	51,456
Ulker Biskuvi Sanayi A/S	3,012	8,489	(a)
Uni-President Enterprises Corp.	59,303	154,798
Universal Robina Corp.	13,890	37,148
Want Want China Holdings Ltd.	79,000	66,532
		7,644,686

	Number of Shares	Fair Value
Paper Packaging – 0.0%*
Klabin S.A.	11,100	$55,284
Paper Products – 0.0%*
Empresas CMPC S.A.	13,090	52,685
Fibria Celulose S.A.	3,100	58,623
Lee & Man Paper Manufacturing Ltd.	28,000	25,979
Mondi Ltd.	1,288	35,360
Nine Dragons Paper Holdings Ltd.	25,000	27,029
Sappi Ltd.	8,338	52,292
Suzano Papel e Celulose S.A.	5,000	60,197
		312,165
Personal Products – 0.2%
Amorepacific Corp.	506	119,059
AMOREPACIFIC Group	377	31,710
Dabur India Ltd.	6,988	41,153
Godrej Consumer Products Ltd.	7,102	75,306
Hengan International Group Company Ltd.	9,000	83,043
L’Oreal S.A.	18,678	4,505,945
LG Household & Health Care Ltd.	125	143,791
Marico Ltd.	5,795	26,625
Natura Cosmeticos S.A.	3,000	21,319
		5,047,951
Pharmaceuticals – 0.5%
Aspen Pharmacare Holdings Ltd.	4,695	56,196
Astellas Pharma Inc.	212,608	3,709,901
Aurobindo Pharma Ltd.	4,153	42,650
China Medical System Holdings Ltd.	21,000	29,199
China Resources Pharmaceutical Group Ltd.	24,500	38,887	(c)
China Traditional Chinese Medicine Holdings Company Ltd.	40,000	27,195
Cipla Ltd.	5,453	49,200
CSPC Pharmaceutical Group Ltd.	62,000	131,687
Dr Reddy’s Laboratories Ltd.	1,802	62,909
Glenmark Pharmaceuticals Ltd.	2,412	21,034
Hanmi Pharm Company Ltd.	64	28,848
Hisamitsu Pharmaceutical Company Inc.	41,800	3,205,335
Hypera S.A.	4,400	31,423
Kalbe Farma Tbk PT	295,000	27,319
Lupin Ltd.	3,035	37,721
Piramal Enterprises Ltd.	1,277	40,506
Richter Gedeon Nyrt	2,156	40,337
Shanghai Fosun Pharmaceutical Group Company Ltd., Class H	8,500	33,512
Sino Biopharmaceutical Ltd.	84,000	78,365
Sumitomo Dainippon Pharma Company Ltd.	7,900	181,460
Sun Pharmaceutical Industries Ltd.	10,530	90,534
Taisho Pharmaceutical Holdings Company Ltd.	22,100	2,702,549
Yuhan Corp.	190	41,537
		10,708,304
Precious Metals & Minerals – 0.0%*
Anglo American Platinum Ltd.	651	21,253
Industrias Penoles SAB de C.V.	2,630	45,341
		66,594
Property & Casualty Insurance – 0.3%
DB Insurance Company Ltd.	661	43,381
Direct Line Insurance Group PLC	715,339	3,021,461
Hyundai Marine & Fire Insurance Company Ltd.	868	32,826
PICC Property & Casualty Company Ltd., Class H	85,900	101,435
Qatar Insurance Co. SAQ	2,655	27,706
Samsung Fire & Marine Insurance Company Ltd.	380	97,291
The People’s Insurance Company Group of China Ltd., Class H	117,000	52,632
Tryg A/S	98,796	2,460,532
		5,837,264

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Publishing – 0.1%
China Literature Ltd.	3,200	$20,120	(a,c)
Singapore Press Holdings Ltd.	848,137	1,781,501
		1,801,621
Railroads – 0.0%*
BTS Group Holdings PCL NVDR	100,000	28,757
Container Corporation of India Ltd.	3,036	26,279
Rumo S.A.	17,100	64,143	(a)
		119,179
Real Estate Development – 0.1%
Agile Group Holdings Ltd.	24,000	33,922
Bumi Serpong Damai Tbk PT	185,500	14,378	(a)
China Evergrande Group	34,000	95,375
China Jinmao Holdings Group Ltd.	114,000	51,865
China Overseas Land & Investment Ltd.	52,000	162,814
China Resources Land Ltd.	35,777	125,278
China Vanke Company Ltd., Class H	19,300	63,882
CIFI Holdings Group Company Ltd.	52,000	23,924
Country Garden Holdings Company Ltd.	98,333	124,033
Emaar Properties PJSC	36,897	49,724
Guangzhou R&F Properties Company Ltd., Class H	14,800	27,198
Highwealth Construction Corp.	23,400	37,093
IOI Properties Group Bhd	25,958	10,475
Jiayuan International Group Ltd.	18,000	30,825
Logan Property Holdings Company Ltd.	24,000	27,113
Longfor Group Holdings Ltd.	20,500	52,921
Ruentex Development Company Ltd.	14,448	16,917
Shimao Property Holdings Ltd.	16,500	41,161
Sino Land Company Ltd.	573,597	983,741
Sino-Ocean Group Holding Ltd.	51,000	22,486
Sunac China Holdings Ltd.	30,000	92,397
		2,087,522
Real Estate Operating Companies – 0.2%
BR Malls Participacoes S.A.	7,483	18,026	(a)
Central Pattana PCL NVDR	21,200	54,409
First Capital Realty Inc.	86,694	1,307,855
Hysan Development Company Ltd.	132,000	667,178
Multiplan Empreendimentos Imobiliarios S.A.	4,525	21,200
NEPI Rockcastle PLC	5,876	53,374
SM Prime Holdings Inc.	122,600	82,028
SOHO China Ltd.	10,500	4,079
Swire Properties Ltd.	534,600	2,025,699
Swiss Prime Site AG	8,349	714,981	(a)
		4,948,829
Regional Banks – 0.1%
BNK Financial Group Inc.	3,291	25,515
Chongqing Rural Commercial Bank Company Ltd., Class H	45,000	24,614
DGB Financial Group Inc.	3,207	29,345
Yamaguchi Financial Group Inc.	167,300	1,823,457
		1,902,931
Reinsurance – 0.2%
Hannover Rueck SE	26,811	3,789,855
Renewable Electricity – 0.0%*
China Longyuan Power Group Corporation Ltd., Class H	50,000	42,045
Engie Brasil Energia S.A.	2,600	23,099
Huaneng Renewables Corporation Ltd., Class H	84,000	25,013
		90,157
Residential REITs – 0.0%*
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	58,985	17,576
Restaurants – 0.0%*
Jollibee Foods Corp.	6,840	32,535
Yum China Holdings Inc.	5,767	202,480
		235,015
Retail REITs – 0.5%
CapitaLand Mall Trust	2,203,589	3,580,318
Hyprop Investments Ltd.	2,743	17,891

	Number of Shares	Fair Value
Link REIT	378,500	$3,727,003
Resilient REIT Ltd.	4,322	17,754
Scentre Group	143,567	412,395
Vicinity Centres	1,703,901	3,230,088
		10,985,449
Security & Alarm Services – 0.0%*
S-1 Corp.	405	33,371
Semiconductor Equipment – 0.0%*
GCL-Poly Energy Holdings Ltd.	44,000	3,093	(a)
Globalwafers Company Ltd.	4,000	44,083
Hanergy Thin Film Power Group Ltd.	64,000	—	(a,**)
		47,176
Semiconductors – 0.2%
ASE Technology Holding Company Ltd.	43,858	107,013	(a)
MediaTek Inc.	19,352	156,233
Nanya Technology Corp.	18,000	34,252
Novatek Microelectronics Corp.	7,000	34,618
Phison Electronics Corp.	2,000	15,917
Powertech Technology Inc.	12,000	32,738
Realtek Semiconductor Corp.	7,160	31,892
Semiconductor Manufacturing International Corp.	37,700	40,664	(a)
SK Hynix Inc.	7,350	484,368
Taiwan Semiconductor Manufacturing Company Ltd.	310,000	2,665,149
United Microelectronics Corp.	142,000	75,109
Vanguard International Semiconductor Corp.	19,000	42,315
		3,720,268
Soft Drinks – 0.0%*
Arca Continental SAB de C.V.	5,800	37,494
Coca-Cola Femsa SAB de C.V., Class L	8,300	50,716
Coca-Cola Icecek A/S	2,227	12,515
Fomento Economico Mexicano SAB de C.V.	24,828	245,874
		346,599
Specialized Finance – 0.0%*
Chailease Holding Company Ltd.	15,372	53,870
Far East Horizon Ltd.	25,000	23,802
		77,672
Specialty Chemicals – 0.5%
Asian Paints Ltd.	3,171	56,574
Croda International PLC	51,952	3,524,250
Givaudan S.A.	1,370	3,384,326
Johnson Matthey PLC	96,002	4,459,317
		11,424,467
Specialty Stores – 0.0%*
FF Group	1,860	5,185	(a)
Hotel Shilla Company Ltd.	495	48,418
JUMBO S.A.	1,715	25,497
		79,100
Steel – 0.2%
China Steel Corp.	153,796	128,445
Cia Siderurgica Nacional S.A.	11,500	26,896	(a)
Eregli Demir ve Celik Fabrikalari TAS	14,015	25,733
Hyundai Steel Co.	1,261	64,229
JSW Steel Ltd.	13,327	70,165
Kumba Iron Ore Ltd.	1,163	26,378
Maruichi Steel Tube Ltd.	32,300	1,053,585
POSCO	973	258,326
Severstal PJSC GDR	3,300	54,945
Tata Steel Ltd.	5,501	44,109
Vale S.A.	39,600	593,175
voestalpine AG	36,282	1,660,376
		4,006,362
Technology Distributors – 0.0%*
Synnex Technology International Corp.	22,400	28,575
WPG Holdings Ltd.	26,000	32,273
		60,848
Technology Hardware, Storage & Peripherals – 0.2%
Acer Inc.	46,084	38,110	(a)
Advantech Company Ltd.	5,093	37,948
Asustek Computer Inc.	8,000	69,171
Catcher Technology Company Ltd.	8,000	88,036

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Chicony Electronics Company Ltd.	5,601	$11,337
Compal Electronics Inc.	73,000	45,307
HTC Corp.	10,000	13,297	(a)
Inventec Corp.	40,000	35,896
Lenovo Group Ltd.	108,000	78,948
Lite-On Technology Corp.	36,669	46,117
Pegatron Corp.	31,000	62,034
Quanta Computer Inc.	28,000	48,786
Samsung Electronics Company Ltd.	60,571	2,536,419
Wistron Corp.	46,195	30,108
		3,141,514
Textiles – 0.0%*
Eclat Textile Company Ltd.	2,304	28,524
Formosa Taffeta Company Ltd.	25,000	30,500
Ruentex Industries Ltd.	6,711	13,341
		72,365
Thrifts & Mortgage Finance – 0.0%*
Housing Development Finance Corporation Ltd.	19,863	480,751
Indiabulls Housing Finance Ltd.	2,890	34,161
LIC Housing Finance Ltd.	4,690	27,005
		541,917
Tires & Rubber – 0.0%*
Cheng Shin Rubber Industry Company Ltd.	14,550	22,874
Hankook Tire Company Ltd.	924	41,733
		64,607
Tobacco – 0.3%
British American Tobacco Malaysia Bhd	1,200	9,197
Gudang Garam Tbk PT	7,700	38,264
Hanjaya Mandala Sampoerna Tbk PT	94,500	24,415
ITC Ltd.	42,751	175,598
KT&G Corp.	1,479	138,667
Swedish Match AB	107,514	5,500,705
		5,886,846
Trading Companies & Distributors – 0.7%
Ferguson PLC	81,377	6,913,695
Marubeni Corp.	830,648	7,605,528
Posco Daewoo Corp.	537	10,142
		14,529,365
Trucking – 0.1%
ComfortDelGro Corporation Ltd.	987,400	1,756,052
Localiza Rent a Car S.A.	7,906	45,038
		1,801,090
Water Utilities – 0.0%*
Aguas Andinas S.A., Class A	41,273	22,781
Beijing Enterprises Water Group Ltd.	82,000	43,699	(a)
Cia de Saneamento Basico do Estado de Sao Paulo	5,300	31,307
Guangdong Investment Ltd.	46,000	81,714
		179,501
Wireless Telecommunication Services – 0.1%
Advanced Info Service PCL NVDR	16,400	101,930
America Movil SAB de C.V., Class L	419,489	337,399
Axiata Group Bhd	42,782	47,139
Bharti Airtel Ltd.	17,440	81,450
China Mobile Ltd.	78,500	773,975
DiGi.Com Bhd	49,000	57,069
Empresa Nacional de Telecomunicaciones S.A.	2,383	20,203
Far EasTone Telecommunications Company Ltd.	22,000	52,455
Globe Telecom Inc.	525	21,377
Maxis Bhd	30,900	43,604
Mobile TeleSystems PJSC ADR	8,356	71,277
MTN Group Ltd.	21,140	130,832
PLDT Inc.	975	24,361
SK Telecom Company Ltd.	232	58,980
Taiwan Mobile Company Ltd.	18,000	64,553
TIM Participacoes S.A.	10,600	31,135
Turkcell Iletisim Hizmetleri A/S	17,327	33,285

		Number of Shares	Fair Value
Vodacom Group Ltd.		6,002	$53,411
Vodafone Idea Ltd.		24,304	12,925	(a)
			2,017,360
Total Common Stock (Cost $421,216,790)			432,687,896

Preferred Stock – 0.2%
Automobile Manufacturers – 0.1%
Bayerische Motoren Werke AG		13,479	1,059,901
Hyundai Motor Co.		322	24,587
Hyundai Motor Co.		666	47,012
			1,131,500
Commodity Chemicals – 0.0%*
Braskem S.A., Class A		2,700	39,511
FUCHS PETROLUB SE		8,910	497,992
LG Chem Ltd.		120	22,069
			559,572
Diversified Banks – 0.1%
Banco Bradesco S.A.		42,239	303,237
Bancolombia S.A.		5,698	60,062
Grupo Aval Acciones y Valores S.A.		62,657	24,583
Itau Unibanco Holding S.A.		38,797	428,719
Itausa - Investimentos Itau S.A.		52,902	133,793
			950,394
Electric Utilities – 0.0%*
Centrais Eletricas Brasileiras S.A., Class B		2,700	12,589	(a)
Cia Energetica de Minas Gerais		13,776	24,699
			37,288
Fertilizers & Agricultural Chemicals – 0.0%*
Sociedad Quimica y Minera de Chile S.A., Class B		1,323	60,570
General Merchandise Stores – 0.0%*
Lojas Americanas S.A.		11,586	46,042
Hypermarkets & Super Centers – 0.0%*
Cia Brasileira de Distribuicao		2,500	54,782
Integrated Oil & Gas – 0.0%*
Petroleo Brasileiro S.A.		36,838	194,542
Integrated Telecommunication Services – 0.0%*
Telefonica Brasil S.A.		4,600	45,153
Multi-Sector Holdings – 0.0%*
Grupo de Inversiones Suramericana S.A.		822	9,412
Soft Drinks – 0.0%*
Embotelladora Andina S.A., Class B		3,579	13,892
Steel – 0.0%*
Gerdau S.A.		16,200	69,732
Technology Hardware, Storage & Peripherals – 0.0%*
Samsung Electronics Company Ltd.		10,800	368,519
Total Preferred Stock (Cost $3,692,683)			3,541,398

Rights – 0.0%*
General Merchandise Stores – 0.0%*
Harvey Norman Holdings Ltd.		22,741	13,163	(a)
Total Rights (Cost $0)			13,163

Warrant – 0.0%*
Railroads – 0.0%*
BTS Group Holdings PCL		11,111	—	(a)
Total Foreign Equity (Cost $424,909,473)			436,242,457

		Principal Amount	Fair Value
Bonds and Notes – 27.8%
U.S. Treasuries – 15.5%
U.S. Treasury Bonds
2.25%	08/15/46	$1,600,000	1,321,217

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
2.50%	02/15/45 - 05/15/46	$4,510,000	$3,939,193
2.75%	11/15/42 - 11/15/47	2,150,000	1,975,285
2.88%	05/15/43 - 11/15/46	2,400,000	2,261,945
3.00%	05/15/42 - 08/15/48	12,150,000	11,723,203
3.13%	08/15/44 - 05/15/48	3,000,000	2,961,662
3.38%	05/15/44	1,900,000	1,959,105
3.63%	08/15/43 - 02/15/44	1,740,000	1,868,510
3.75%	11/15/43	1,400,000	1,533,076
4.25%	05/15/39 - 11/15/40	2,000,000	2,336,414
4.38%	02/15/38 - 05/15/40	2,300,000	2,720,131
4.50%	02/15/36	2,000,000	2,373,272
4.63%	02/15/40	500,000	613,172
5.25%	02/15/29	200,000	238,765
5.50%	08/15/28	200,000	241,417
6.00%	02/15/26	1,827,000	2,187,369
6.38%	08/15/27	200,000	251,598
7.63%	11/15/22 - 02/15/25	500,000	607,897
7.88%	02/15/21	2,000,000	2,229,104
8.75%	05/15/20	2,200,000	2,409,465
U.S. Treasury Inflation Indexed Bonds
0.63%	02/15/43	1,424,930	1,297,439
0.75%	02/15/42 - 02/15/45	3,646,512	3,412,967
1.00%	02/15/46 - 02/15/48	4,908,844	4,852,820
1.38%	02/15/44	2,162,580	2,321,071
1.75%	01/15/28	962,328	1,030,671
2.13%	02/15/41	1,530,511	1,865,326
2.38%	01/15/25	2,506,725	2,732,512
2.50%	01/15/29	1,525,888	1,755,125
3.38%	04/15/32	1,135,800	1,477,035
3.88%	04/15/29	2,299,410	2,963,522
U.S. Treasury Inflation Indexed Notes
0.13%	04/15/20 - 07/15/26	33,444,352	32,536,347
0.25%	01/15/25	7,234,996	6,945,583
0.38%	07/15/23 - 07/15/27	16,283,485	15,788,266
0.50%	01/15/28	4,290,930	4,119,459
0.63%	07/15/21 - 01/15/26	11,569,703	11,462,101
0.75%	07/15/28	5,647,163	5,560,989
1.13%	01/15/21	3,456,030	3,477,727
1.25%	07/15/20	2,311,080	2,338,241
1.38%	01/15/20	815,752	821,821
U.S. Treasury Notes
1.00%	10/15/19	700,000	688,102
1.13%	03/31/20 - 09/30/21	6,500,000	6,220,281
1.25%	01/31/20 - 10/31/21	6,500,000	6,257,490
1.38%	02/29/20 - 05/31/21	12,000,000	11,669,019
1.50%	11/30/19 - 08/15/26	5,400,000	5,141,579
1.63%	12/31/19 - 05/15/26	13,540,000	12,834,890
1.75%	11/30/19 - 05/15/23	13,600,000	13,209,768
1.88%	12/15/20 - 09/30/22	19,600,000	18,940,829
2.00%	07/31/20 - 11/15/26	20,644,000	19,837,217
2.13%	08/31/20 - 05/15/25	13,000,000	12,619,780
2.25%	03/31/21 - 11/15/27	19,690,000	18,792,496
2.38%	01/31/23 - 05/15/27	5,000,000	4,820,597
2.50%	05/31/20 - 01/31/25	8,500,000	8,322,253
2.63%	07/31/20 - 03/31/25	8,385,000	8,311,205
2.75%	09/15/21 - 02/15/28	17,300,000	17,100,956
2.88%	09/30/23	1,500,000	1,494,922	(d)
2.88%	04/30/25 - 08/15/28	5,400,000	5,332,901
3.13%	05/15/21	1,500,000	1,509,833
3.38%	11/15/19	5,000,000	5,037,169
3.63%	02/15/20 - 02/15/21	2,700,000	2,735,722
			333,387,831
Agency Mortgage Backed – 5.8%
Federal Home Loan Banks
1.38%	11/15/19	1,200,000	1,182,384
1.50%	10/21/19	1,000,000	987,910
2.13%	02/11/20	2,000,000	1,982,780
2.38%	03/30/20	1,000,000	994,240
Federal Home Loan Mortgage Corp.
1.13%	08/12/21	637,000	605,749
1.25%	10/02/19	1,500,000	1,479,240
2.38%	01/13/22	1,100,000	1,080,629
2.50%	07/01/28 - 02/01/32	1,370,626	1,324,240
2.51%	11/25/22	300,000	292,008
3.00%	05/01/30 - 03/01/47	9,327,874	9,069,092
3.50%	03/01/26 - 03/01/47	9,175,912	9,080,457

		Principal Amount	Fair Value
4.00%	06/01/42 - 05/01/46	$5,196,160	$5,267,611
4.50%	05/01/42 - 01/01/45	84,813	88,348
5.00%	06/01/41	1,489,504	1,608,982
5.50%	01/01/38 - 04/01/39	374,529	405,921
6.00%	06/01/37 - 11/01/37	347,249	378,994
6.25%	07/15/32	250,000	328,620
3.00%	TBA	2,000,000	1,913,460	(d)
3.50%	TBA	500,000	502,290	(d)
Federal National Mortgage Assoc.
1.50%	07/30/20	500,000	488,505
1.88%	09/24/26	1,000,000	907,770
2.13%	04/24/26	700,000	651,847
2.50%	09/01/28 - 08/01/30	1,093,170	1,059,651
2.68%	05/25/21	87,815	86,708	(e)
3.00%	01/01/28 - 05/01/47	11,706,696	11,420,975
3.50%	01/01/27 - 09/01/48	16,916,448	16,746,498
4.00%	10/01/41 - 09/01/48	10,325,460	10,477,176
4.50%	11/01/18 - 03/01/46	4,064,659	4,233,109
5.00%	12/01/39 - 06/01/41	1,705,327	1,836,516
5.50%	12/01/35 - 04/01/38	2,439,848	2,641,529
6.00%	03/01/34 - 08/01/37	1,674,635	1,823,743
6.63%	11/15/30	100,000	132,348
Government National Mortgage Assoc.
2.50%	05/20/45	260,050	245,058
3.00%	10/15/42 - 06/20/47	6,637,490	6,464,474
3.50%	03/20/45 - 08/20/48	12,994,635	12,953,134
4.00%	12/20/40 - 09/20/47	7,919,445	8,104,374
4.50%	05/20/40	1,309,656	1,368,060
5.00%	08/15/41	2,081,473	2,200,579
4.50%	TBA	1,200,000	1,240,116	(d)
GS Mortgage Securities Trust 2015-GC28
3.98%	02/10/48	150,000	149,057
			123,804,182
Agency Collateralized Mortgage Obligations – 0.1%
Federal Home Loan Mortgage Corp.
2.60%	10/25/23	99,750	98,173
2.75%	01/25/26	300,000	286,964
3.06%	07/25/23	600,000	594,585	(e)
3.30%	04/25/23	100,000	100,163	(e)
3.39%	03/25/24	200,000	200,824
3.49%	01/25/24	300,000	302,666
3.85%	06/25/28	250,000	254,408
3.97%	01/25/21	200,000	203,319	(e)
4.25%	01/25/20	100,000	100,984
4.33%	10/25/20	50,000	50,905	(e)
Federal National Mortgage Assoc.
2.78%	06/25/21	312,529	309,755	(e)
3.64%	08/25/30	600,000	594,882
			3,097,628
Asset Backed – 0.1%
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	171,000	170,754
Americredit Automobile Receivables Trust 2018-1
3.50%	01/18/24	75,000	74,424
BA Credit Card Trust
3.10%	12/15/23	200,000	199,714
Citibank Credit Card Issuance Trust
3.21%	12/07/24	300,000	298,743
Drive Auto Receivables Trust 2018-2
4.14%	08/15/24	150,000	150,427
Ford Credit Auto Lease Trust
3.19%	12/15/21	40,000	40,026
Ford Credit Floorplan Master Owner Trust A
2.16%	09/15/22	250,000	245,257
GM Financial Automobile Leasing Trust 2018-2
3.06%	06/21/21	100,000	100,028
Honda Auto Receivables Owner Trust
2.60%	02/15/22	180,000	178,730
Nissan Auto Receivables 2018-B Owner Trust
3.06%	03/15/23	115,000	114,747
Santander Drive Auto Receivables Trust 2018-2
3.03%	09/15/22	60,000	59,689
Santander Drive Auto Receivables Trust 2018-3
3.03%	02/15/22	50,000	49,960
Synchrony Credit Card Master Note Trust 2016-2
2.21%	05/15/24	100,000	97,294

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Toyota Auto Receivables 2018-B Owner Trust
2.96%	09/15/22	$100,000	$99,728
World Omni Automobile Lease Securitization Trust 2018-B
3.19%	12/15/21	50,000	49,915
			1,929,436
Corporate Notes – 5.6%
21st Century Fox America Inc.
3.38%	11/15/26	100,000	97,593
4.75%	11/15/46	100,000	107,266
6.65%	11/15/37	179,000	236,853
3M Co.
3.00%	09/14/21 - 08/07/25	50,000	48,888
3.25%	02/14/24	25,000	24,939
3.63%	09/14/28	25,000	24,989
4.00%	09/14/48	25,000	25,111
Abbott Laboratories
2.55%	03/15/22	130,000	126,263
3.75%	11/30/26	100,000	99,631
4.75%	11/30/36	100,000	106,403
4.90%	11/30/46	100,000	108,624
AbbVie Inc.
2.30%	05/14/21	100,000	97,295
3.75%	11/14/23	35,000	34,903
4.25%	11/14/28	15,000	14,827
4.30%	05/14/36	100,000	93,812
4.40%	11/06/42	150,000	138,731
4.50%	05/14/35	70,000	67,328
4.70%	05/14/45	150,000	144,256
4.88%	11/14/48	25,000	24,639
Adobe Systems Inc.
3.25%	02/01/25	70,000	68,773
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%	10/01/25	100,000	99,135
3.95%	02/01/22	100,000	99,740
Aetna Inc.
2.75%	11/15/22	50,000	48,196
Aflac Inc.
3.63%	11/15/24	150,000	149,611
African Development Bank
2.13%	11/16/22	100,000	96,311
3.00%	09/20/23	150,000	149,235
Air Lease Corp.
3.88%	04/01/21 - 07/03/23	150,000	150,013
Aircastle Ltd.
4.13%	05/01/24	20,000	19,665
5.00%	04/01/23	20,000	20,478
5.13%	03/15/21	20,000	20,457
5.50%	02/15/22	20,000	20,782
6.25%	12/01/19	20,000	20,613
7.63%	04/15/20	10,000	10,581
Alabama Power Co.
3.70%	12/01/47	100,000	90,292
Alexandria Real Estate Equities Inc.
3.45%	04/30/25	100,000	95,641
4.70%	07/01/30	15,000	15,148
Alibaba Group Holding Ltd.
3.13%	11/28/21	200,000	197,556
4.20%	12/06/47	60,000	54,535
Allergan Finance LLC
3.25%	10/01/22	150,000	147,280
Allergan Funding SCS
4.75%	03/15/45	100,000	97,473
Alphabet Inc.
3.38%	02/25/24	125,000	125,665
Altria Group Inc.
2.63%	09/16/26	100,000	91,184
4.25%	08/09/42	213,000	197,624
5.38%	01/31/44	70,000	75,363
Amazon.com Inc.
1.90%	08/21/20	100,000	98,030
3.15%	08/22/27	100,000	95,871
3.88%	08/22/37	100,000	97,807
4.25%	08/22/57	100,000	99,797
4.80%	12/05/34	150,000	163,642

		Principal Amount	Fair Value
America Movil SAB de C.V.
3.13%	07/16/22	$150,000	$146,941
American Campus Communities Operating Partnership LP
3.63%	11/15/27	30,000	28,045
American Electric Power Company Inc.
3.20%	11/13/27	100,000	93,758
American Express Co.
2.20%	10/30/20	120,000	117,468
3.00%	10/30/24	100,000	95,417
3.38%	05/17/21	50,000	49,992
3.40%	02/27/23	100,000	98,466
3.63%	12/05/24	150,000	147,076
American Financial Group Inc.
3.50%	08/15/26	65,000	60,575
American Honda Finance Corp.
2.15%	03/13/20	200,000	197,406
2.60%	11/16/22	100,000	96,926
American International Group Inc.
4.50%	07/16/44	150,000	142,439
4.88%	06/01/22	200,000	208,310
American Tower Corp.
3.50%	01/31/23	150,000	147,559
AmerisourceBergen Corp.
3.45%	12/15/27	100,000	93,438
Amgen Inc.
2.20%	05/11/20	300,000	295,764
3.20%	11/02/27	100,000	93,724
4.66%	06/15/51	105,000	103,715
Anadarko Petroleum Corp.
6.20%	03/15/40	142,000	157,884
Analog Devices Inc.
2.50%	12/05/21	200,000	193,540
Andeavor
3.80%	04/01/28	30,000	28,640
4.50%	04/01/48	25,000	23,288
4.75%	12/15/23	50,000	51,800
5.13%	12/15/26	50,000	52,377
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
4.25%	12/01/27	35,000	34,252
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	250,000	246,380
3.65%	02/01/26	200,000	194,166
3.70%	02/01/24	150,000	149,596
4.70%	02/01/36	150,000	150,025
4.90%	02/01/46	220,000	221,555
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	242,000	233,523
3.50%	01/12/24	25,000	24,741
4.00%	04/13/28	155,000	152,711
4.38%	04/15/38	15,000	14,428
4.60%	04/15/48	135,000	130,796
4.75%	04/15/58	50,000	48,394
Anthem Inc.
3.30%	01/15/23	100,000	98,445
3.70%	08/15/21	237,000	238,325
4.38%	12/01/47	65,000	61,462
Apache Corp.
4.38%	10/15/28	25,000	24,570
5.10%	09/01/40	150,000	148,329
Apple Inc.
1.80%	11/13/19 - 05/11/20	250,000	246,056
2.00%	11/13/20	50,000	49,107
2.25%	02/23/21	200,000	196,418
2.40%	01/13/23	50,000	48,246
2.50%	02/09/22	150,000	146,701
2.75%	01/13/25	50,000	47,913
3.00%	11/13/27	100,000	94,992
3.25%	02/23/26	160,000	156,293
3.75%	11/13/47	50,000	46,960
4.38%	05/13/45	165,000	171,268
4.50%	02/23/36	150,000	161,364
4.65%	02/23/46	185,000	199,806
Applied Materials Inc.
3.90%	10/01/25	160,000	161,421
Aptiv Corp.
4.15%	03/15/24	150,000	150,442

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
ArcelorMittal
5.25%	08/05/20	$30,000	$30,825
5.50%	03/01/21	25,000	25,781
6.13%	06/01/25	20,000	21,638
6.25%	02/25/22	25,000	26,750
7.00%	10/15/39	28,000	32,462
Arch Capital Finance LLC
4.01%	12/15/26	100,000	98,680
5.03%	12/15/46	100,000	105,260
Archer-Daniels-Midland Co.
4.02%	04/16/43	120,000	114,833
Arrow Electronics Inc.
4.00%	04/01/25	40,000	38,746
Ascension Health
3.95%	11/15/46	25,000	24,281
Asian Development Bank
1.75%	01/10/20	200,000	197,332
2.13%	03/19/25	500,000	469,830
2.75%	03/17/23	295,000	290,873
3.13%	09/26/28	25,000	24,805
Assurant Inc.
4.90%	03/27/28	50,000	49,818
AstraZeneca PLC
3.50%	08/17/23	25,000	24,790
4.00%	01/17/29	20,000	19,699
4.38%	08/17/48	20,000	19,398
6.45%	09/15/37	150,000	187,879
AT&T Inc.
2.45%	06/30/20	200,000	197,336
4.10%	02/15/28	206,000	199,911	(c)
4.30%	02/15/30	120,000	115,607	(c)
4.35%	06/15/45	150,000	129,072
4.50%	05/15/35 - 03/09/48	245,000	219,877
4.75%	05/15/46	150,000	136,902
5.15%	03/15/42	150,000	144,771
5.20%	03/15/20	300,000	308,811
5.55%	08/15/41	254,000	256,159
Australia & New Zealand Banking Group Ltd.
3.70%	11/16/25	150,000	148,485
AutoNation Inc.
3.80%	11/15/27	50,000	46,221
AvalonBay Communities Inc.
3.20%	01/15/28	40,000	37,774
3.45%	06/01/25	115,000	112,195
AXA S.A.
8.60%	12/15/30	100,000	130,494
Baidu Inc.
3.88%	09/29/23	100,000	99,039
4.38%	03/29/28	100,000	98,618
Baker Hughes a GE Company LLC/Baker Hughes Co-Obligor Inc.
2.77%	12/15/22	50,000	48,463
3.34%	12/15/27	50,000	46,975
4.08%	12/15/47	50,000	45,172
Banco Santander S.A.
3.13%	02/23/23	100,000	95,007
3.80%	02/23/28	100,000	90,997
4.25%	04/11/27	100,000	94,707
Bank of America Corp.
2.15%	11/09/20	200,000	195,530
2.25%	04/21/20	300,000	295,911
3.50%	04/19/26	145,000	140,021
3.88%	08/01/25	150,000	148,888
3.95%	04/21/25	155,000	151,677
4.00%	04/01/24	150,000	151,293
4.18%	11/25/27	100,000	97,637
6.11%	01/29/37	100,000	114,997
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	300,000	294,579	(e)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	107,000	100,360	(e)
Bank of America Corp. (3.50% fixed rate until 05/17/21; 0.63% + 3 month USD LIBOR thereafter)
3.50%	05/17/22	100,000	99,934	(e)

		Principal Amount	Fair Value
Bank of America Corp. (3.55% fixed rate until 03/05/23; 0.78% + 3 month USD LIBOR thereafter)
3.55%	03/05/24	$100,000	$98,795	(e)
Bank of America Corp. (3.97% fixed rate until 03/05/28; 1.07% + 3 month USD LIBOR thereafter)
3.97%	03/05/29	100,000	97,651	(e)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	150,000	146,646	(e)
Bank of Montreal, Series MTN
3.10%	07/13/20 - 04/13/21	140,000	139,639
Barclays Bank PLC
2.65%	01/11/21	100,000	98,001
Barclays PLC
3.65%	03/16/25	150,000	140,894
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%	05/16/29	100,000	98,810	(e)
BAT Capital Corp.
2.30%	08/14/20	100,000	98,017	(c)
2.76%	08/15/22	100,000	96,410	(c)
3.22%	08/15/24	100,000	95,266	(c)
3.56%	08/15/27	100,000	93,122	(c)
4.39%	08/15/37	100,000	92,934	(c)
Baxalta Inc.
4.00%	06/23/25	30,000	29,716
Baxter International Inc.
2.60%	08/15/26	130,000	118,225
BB&T Corp.
2.15%	02/01/21	100,000	97,396
2.85%	10/26/24	150,000	143,442
Becton Dickinson and Co.
3.70%	06/06/27	100,000	95,581
3.73%	12/15/24	50,000	48,959
Bed Bath & Beyond Inc.
3.75%	08/01/24	150,000	130,896
Berkshire Hathaway Energy Co.
6.13%	04/01/36	194,000	235,272
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	200,000	198,720
Best Buy Company Inc.
4.45%	10/01/28	25,000	24,926
Biogen Inc.
4.05%	09/15/25	80,000	80,279
5.20%	09/15/45	150,000	159,135
Black Hills Corp.
4.35%	05/01/33	30,000	29,510
Booking Holdings Inc.
2.75%	03/15/23	100,000	96,024
3.55%	03/15/28	100,000	95,601
Boston Properties LP
3.85%	02/01/23	150,000	150,462
Boston Scientific Corp.
4.00%	03/01/28	100,000	98,871
4.13%	10/01/23	100,000	101,266
BP Capital Markets PLC
2.32%	02/13/20	150,000	148,659
2.50%	11/06/22	100,000	96,577
2.52%	01/15/20	115,000	114,319
3.06%	03/17/22	210,000	207,453
3.22%	11/28/23	100,000	98,208
BPCE S.A.
4.00%	04/15/24	150,000	150,804
Branch Banking & Trust Co.
2.10%	01/15/20	100,000	98,767
2.63%	01/15/22	100,000	97,700
Bristol-Myers Squibb Co.
2.00%	08/01/22	150,000	143,237
British Telecommunications PLC
9.63%	12/15/30	150,000	213,445
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%	01/15/21	100,000	96,859
2.38%	01/15/20	100,000	98,825
2.65%	01/15/23	100,000	94,447
3.00%	01/15/22	100,000	97,362
3.13%	01/15/25	100,000	92,860

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
3.63%	01/15/24	$100,000	$97,208
Broadridge Financial Solutions Inc.
3.40%	06/27/26	80,000	75,520
Brookfield Finance Inc.
3.90%	01/25/28	100,000	94,837
Brown-Forman Corp.
4.00%	04/15/38	30,000	29,685
Buckeye Partners LP
4.15%	07/01/23	150,000	147,915
Bunge Limited Finance Corp.
4.35%	03/15/24	50,000	49,565
Burlington Northern Santa Fe LLC
5.75%	05/01/40	300,000	357,258
Campbell Soup Co.
3.65%	03/15/23	50,000	48,981
4.15%	03/15/28	50,000	47,668
4.80%	03/15/48	20,000	18,211
Canadian Imperial Bank of Commerce
2.10%	10/05/20	100,000	97,688
2.70%	02/02/21	40,000	39,377
Canadian National Railway Co.
2.95%	11/21/24	155,000	149,311
Canadian Natural Resources Ltd.
3.80%	04/15/24	150,000	148,443
3.85%	06/01/27	100,000	97,330
3.90%	02/01/25	150,000	148,164
Canadian Pacific Railway Co.
2.90%	02/01/25	150,000	142,566
Capital One Financial Corp.
2.50%	05/12/20	200,000	197,476
3.75%	07/28/26 - 03/09/27	330,000	309,981
4.20%	10/29/25	90,000	87,755
Cardinal Health Inc.
3.20%	03/15/23	150,000	145,975
Caterpillar Financial Services Corp.
2.00%	11/29/19	25,000	24,732
2.10%	01/10/20	100,000	98,912
2.55%	11/29/22	50,000	48,468
2.90%	03/15/21	100,000	99,286
3.15%	09/07/21	15,000	14,992
3.25%	12/01/24	100,000	98,467
CBS Corp.
3.38%	03/01/22	150,000	147,916
4.00%	01/15/26	150,000	146,643
Celgene Corp.
2.75%	02/15/23	50,000	47,964
3.45%	11/15/27	50,000	46,584
4.35%	11/15/47	50,000	45,094
5.00%	08/15/45	150,000	148,542
5.25%	08/15/43	220,000	223,056
Celulosa Arauco y Constitucion S.A.
3.88%	11/02/27	100,000	94,457
Cenovus Energy Inc.
3.00%	08/15/22	35,000	33,556
4.25%	04/15/27	100,000	96,669
4.45%	09/15/42	75,000	65,935
5.70%	10/15/19	50,000	50,980
CenterPoint Energy Houston Electric LLC
4.50%	04/01/44	150,000	157,711
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	100,000	99,750
4.46%	07/23/22	100,000	101,637
4.91%	07/23/25	135,000	137,249
6.48%	10/23/45	150,000	161,289
Chevron Corp.
2.19%	11/15/19	55,000	54,607
2.41%	03/03/22	145,000	141,136
2.43%	06/24/20	75,000	74,345
2.90%	03/03/24	150,000	145,843
2.95%	05/16/26	100,000	95,445
Chubb INA Holdings Inc.
2.70%	03/13/23	150,000	144,882
4.35%	11/03/45	100,000	101,816
Cintas Corporation No. 2
3.70%	04/01/27	100,000	97,352
Cisco Systems Inc.

		Principal Amount	Fair Value
2.90%	03/04/21	$125,000	$124,526
5.90%	02/15/39	200,000	248,522
Citibank NA
2.13%	10/20/20	200,000	195,246
2.85%	02/12/21	150,000	148,236
Citigroup Inc.
2.40%	02/18/20	100,000	98,999
2.45%	01/10/20	100,000	99,117
2.70%	10/27/22	100,000	96,169
2.90%	12/08/21	200,000	195,820
3.88%	03/26/25	150,000	145,773
4.30%	11/20/26	200,000	196,920
4.45%	09/29/27	150,000	148,248
4.75%	05/18/46	200,000	195,650
5.88%	01/30/42	172,000	200,223
6.13%	08/25/36	155,000	176,765
Citigroup Inc. (3.52% fixed rate until 10/27/27; 1.15% + 3 month USD LIBOR thereafter)
3.52%	10/27/28	100,000	93,947	(e)
Citizens Bank NA
2.25%	10/30/20	150,000	146,127
CME Group Inc.
3.00%	03/15/25	150,000	144,363
CNA Financial Corp.
5.88%	08/15/20	181,000	188,915
CNH Industrial Capital LLC
3.88%	10/15/21	15,000	14,850
4.38%	11/06/20 - 04/05/22	35,000	35,290
4.88%	04/01/21	15,000	15,375
CNH Industrial N.V.
3.85%	11/15/27	15,000	14,231
Colgate-Palmolive Co.
3.25%	03/15/24	150,000	149,184
Comcast Corp.
3.15%	02/15/28	100,000	92,737
3.55%	05/01/28	100,000	95,731
3.90%	03/01/38	100,000	91,662
3.97%	11/01/47	100,000	89,214
4.00%	08/15/47 - 11/01/49	250,000	223,590
4.05%	11/01/52	100,000	88,318
4.25%	01/15/33	100,000	97,824
5.15%	03/01/20	150,000	154,173
Comerica Inc.
3.70%	07/31/23	25,000	24,896
Commonwealth Edison Co.
4.60%	08/15/43	150,000	157,524
4.70%	01/15/44	175,000	185,934
Compass Bank
3.88%	04/10/25	150,000	144,286
Concho Resources Inc.
4.30%	08/15/28	25,000	24,874
4.85%	08/15/48	25,000	25,178
ConocoPhillips
6.50%	02/01/39	300,000	388,707
Consolidated Edison Company of New York Inc.
3.88%	06/15/47	100,000	93,208
3.95%	03/01/43	150,000	143,238
Constellation Brands Inc.
3.50%	05/09/27	100,000	93,411
3.88%	11/15/19	15,000	15,125
4.75%	11/15/24	100,000	103,450
Consumers Energy Co.
4.05%	05/15/48	150,000	147,777
Continental Resources Inc.
3.80%	06/01/24	35,000	34,278
4.38%	01/15/28	35,000	34,726
4.50%	04/15/23	50,000	50,875
4.90%	06/01/44	25,000	24,783
5.00%	09/15/22	56,000	56,812
Cooperatieve Rabobank UA
2.50%	01/19/21	150,000	147,007
2.75%	01/10/22	100,000	97,335
3.95%	11/09/22	200,000	198,998
4.63%	12/01/23	150,000	152,055
Corning Inc.
2.90%	05/15/22	155,000	151,705

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Corporation Andina de Fomento
2.13%	09/27/21	$300,000	$287,574
Costco Wholesale Corp.
2.25%	02/15/22	85,000	82,440
3.00%	05/18/27	100,000	94,945
Council Of Europe Development Bank
2.63%	02/13/23	120,000	117,643
Credit Suisse AG
3.63%	09/09/24	150,000	147,775
Credit Suisse Group Funding Guernsey Ltd.
2.75%	03/26/20	100,000	99,088
4.88%	05/15/45	150,000	152,211
Crown Castle International Corp.
3.15%	07/15/23	155,000	149,094
3.80%	02/15/28	100,000	94,764
CSX Corp.
2.60%	11/01/26	100,000	90,972
4.10%	03/15/44	68,000	64,469
CVS Health Corp.
2.75%	12/01/22	150,000	144,399
3.13%	03/09/20	200,000	199,894
3.35%	03/09/21	95,000	94,783
3.38%	08/12/24	150,000	144,930
3.70%	03/09/23	115,000	114,496
4.10%	03/25/25	150,000	149,484
4.30%	03/25/28	110,000	109,036
4.78%	03/25/38	95,000	94,716
5.05%	03/25/48	215,000	219,631
Darden Restaurants Inc.
4.55%	02/15/48	15,000	14,010
Deere & Co.
3.90%	06/09/42	171,000	168,348
Dell International LLC/EMC Corp.
6.02%	06/15/26	190,000	202,935	(c)
8.10%	07/15/36	100,000	119,900	(c)
Delmarva Power & Light Co.
4.15%	05/15/45	100,000	97,639
Delta Air Lines Inc.
2.60%	12/04/20	45,000	44,027
3.80%	04/19/23	30,000	29,447
4.38%	04/19/28	50,000	48,320
Deutsche Bank AG
2.95%	08/20/20	150,000	147,180
3.30%	11/16/22	100,000	95,066
3.38%	05/12/21	150,000	146,526
Deutsche Telekom International Finance BV
8.75%	06/15/30	150,000	202,783
Devon Energy Corp.
3.25%	05/15/22	150,000	147,235
5.00%	06/15/45	100,000	99,642
Diageo Investment Corp.
2.88%	05/11/22	150,000	147,261
Digital Realty Trust LP
4.45%	07/15/28	150,000	149,827
Discover Bank
4.20%	08/08/23	150,000	150,487
Discovery Communications LLC
3.25%	04/01/23	175,000	168,696
3.45%	03/15/25	135,000	128,357
3.90%	11/15/24	150,000	146,950	(c)
Dollar General Corp.
4.13%	05/01/28	70,000	69,053
Dollar Tree Inc.
3.70%	05/15/23	20,000	19,737
4.00%	05/15/25	50,000	49,006
4.20%	05/15/28	25,000	24,244
Dominion Energy Inc.
2.58%	07/01/20	100,000	98,700
DTE Electric Co.
3.70%	03/15/45	145,000	134,921
DTE Energy Co.
3.85%	12/01/23	150,000	150,607
Duke Energy Carolinas LLC
3.05%	03/15/23	150,000	147,693
3.70%	12/01/47	50,000	45,489
3.95%	03/15/48	150,000	142,806

		Principal Amount	Fair Value
Duke Energy Corp.
3.05%	08/15/22	$139,000	$136,303
Duke Energy Florida LLC
2.10%	12/15/19	12,500	12,422
3.20%	01/15/27	100,000	96,079
3.40%	10/01/46	100,000	86,599
3.80%	07/15/28	50,000	49,914
Duke Energy Progress LLC
3.70%	09/01/28	200,000	198,226
Duke Realty LP
3.38%	12/15/27	50,000	46,861
Eaton Vance Corp.
3.50%	04/06/27	200,000	191,702
eBay Inc.
3.80%	03/09/22	145,000	146,080
Ecolab Inc.
2.38%	08/10/22	100,000	95,954
3.25%	12/01/27	70,000	67,159
Ecopetrol S.A.
4.13%	01/16/25	250,000	243,640
Edison International
4.13%	03/15/28	50,000	49,494
EI du Pont de Nemours & Co.
2.20%	05/01/20	100,000	98,692
Eli Lilly & Co.
2.75%	06/01/25	45,000	43,043
Emera US Finance LP
3.55%	06/15/26	60,000	56,549
Emerson Electric Co.
2.63%	02/15/23	100,000	96,541
Enable Midstream Partners LP
4.95%	05/15/28	60,000	59,588
Enbridge Energy Partners LP
5.88%	10/15/25	125,000	137,274
Enbridge Inc.
3.50%	06/10/24	65,000	63,448
Enel Chile S.A.
4.88%	06/12/28	50,000	50,296
Energy Transfer Partners LP
4.20%	09/15/23	25,000	25,199
4.95%	06/15/28	75,000	76,415
6.00%	06/15/48	50,000	53,222
6.50%	02/01/42	150,000	165,100
Entergy Louisiana LLC
4.05%	09/01/23	150,000	153,069
Enterprise Products Operating LLC
2.80%	02/15/21	50,000	49,372
3.70%	02/15/26	35,000	34,442
3.90%	02/15/24	175,000	176,713
4.25%	02/15/48	25,000	23,508
4.45%	02/15/43	142,000	137,592
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.57% + 3 month USD LIBOR thereafter)
5.38%	02/15/78	50,000	46,652	(e)
EOG Resources Inc.
2.45%	04/01/20	175,000	173,292
3.15%	04/01/25	80,000	77,582
EPR Properties
4.95%	04/15/28	100,000	98,348
EQT Corp.
3.90%	10/01/27	150,000	140,585
Equinor ASA
2.45%	01/17/23	450,000	433,386
ERP Operating LP
3.00%	04/15/23	150,000	146,056
Essex Portfolio LP
3.63%	05/01/27	100,000	95,475
European Bank for Reconstruction & Development
1.13%	08/24/20	200,000	193,378
1.63%	05/05/20	100,000	98,034
European Investment Bank
1.25%	12/16/19	100,000	98,178
1.38%	06/15/20	300,000	292,542
1.63%	12/15/20	500,000	486,035
1.75%	05/15/20	300,000	294,681
2.00%	12/15/22	200,000	191,578

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
2.38%	05/13/21	$250,000	$246,130
2.88%	12/15/21	115,000	114,448
Evergy Inc.
4.85%	06/01/21	104,000	105,961
Eversource Energy
2.90%	10/01/24	100,000	95,438
3.15%	01/15/25	125,000	120,056
Exelon Generation Company LLC
2.95%	01/15/20	150,000	149,538
Express Scripts Holding Co.
4.75%	11/15/21	174,000	179,596
Exxon Mobil Corp.
2.71%	03/06/25	150,000	143,367
3.04%	03/01/26	50,000	48,443
3.18%	03/15/24	150,000	148,858
FedEx Corp.
3.40%	02/15/28	100,000	95,864
4.05%	02/15/48	100,000	90,394
4.75%	11/15/45	195,000	194,865
Fibria Overseas Finance Ltd.
4.00%	01/14/25	50,000	46,255
Fidelity National Financial Inc.
4.50%	08/15/28	25,000	24,505	(c)
Fidelity National Information Services Inc.
4.25%	05/15/28	80,000	80,240
4.75%	05/15/48	100,000	99,071
Fifth Third Bank
2.20%	10/30/20	100,000	97,911
2.88%	10/01/21	80,000	78,587
FirstEnergy Corp.
4.25%	03/15/23	30,000	30,355
7.38%	11/15/31	55,000	71,055
Fiserv Inc.
3.80%	10/01/23	25,000	25,049
4.20%	10/01/28	30,000	30,077
Florida Power & Light Co.
4.13%	02/01/42	200,000	200,010
Fluor Corp.
4.25%	09/15/28	50,000	48,934
FMS Wertmanagement
1.75%	01/24/20	200,000	197,184
2.00%	08/01/22	200,000	192,274
Ford Motor Co.
4.35%	12/08/26	100,000	94,198
4.75%	01/15/43	150,000	124,644
Ford Motor Credit Company LLC
2.46%	03/27/20	150,000	147,468
2.60%	11/04/19	150,000	148,662
2.68%	01/09/20	100,000	98,954
3.81%	10/12/21	200,000	198,268
GATX Corp.
3.50%	03/15/28	100,000	91,863
GE Capital International Funding Company Unlimited Co.
2.34%	11/15/20	400,000	390,900
4.42%	11/15/35	200,000	188,682
General Dynamics Corp.
3.00%	05/11/21	50,000	49,733
3.38%	05/15/23	50,000	49,906
3.75%	05/15/28	55,000	55,112
General Electric Co.
5.50%	01/08/20	300,000	308,637
6.75%	03/15/32	100,000	121,005
General Mills Inc.
3.65%	02/15/24	150,000	147,562
General Motors Co.
5.20%	04/01/45	150,000	136,179
General Motors Financial Company Inc.
2.45%	11/06/20	100,000	97,906
3.25%	01/05/23	50,000	48,247
3.45%	01/14/22	100,000	98,561
3.50%	11/07/24	100,000	94,247
3.70%	05/09/23	100,000	97,688
4.35%	01/17/27	100,000	95,688
4.38%	09/25/21	100,000	101,730
5.25%	03/01/26	155,000	158,474

		Principal Amount	Fair Value
Georgia Power Co.
4.30%	03/15/42	$172,000	$163,104
Georgia-Pacific LLC
8.88%	05/15/31	150,000	217,398
Gilead Sciences Inc.
3.70%	04/01/24	150,000	150,406
4.80%	04/01/44	150,000	154,944
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	100,000	99,577
3.63%	05/15/25	55,000	54,827
3.88%	05/15/28	100,000	100,775
GlaxoSmithKline Capital PLC
3.13%	05/14/21	70,000	69,879
GLP Capital LP/GLP Financing II Inc.
4.88%	11/01/20	30,000	30,567
5.25%	06/01/25	10,000	10,162
5.38%	11/01/23 - 04/15/26	30,000	30,657
5.75%	06/01/28	10,000	10,364
Halfmoon Parent Inc.
3.40%	09/17/21	40,000	39,852	(c)
3.75%	07/15/23	55,000	54,944	(c)
4.38%	10/15/28	40,000	39,887	(c)
4.80%	08/15/38	30,000	30,105	(c)
4.90%	12/15/48	230,000	229,910	(c)
Halliburton Co.
3.50%	08/01/23	100,000	99,572
Harris Corp.
3.83%	04/27/25	150,000	147,016
4.85%	04/27/35	40,000	41,020
HCP Inc.
2.63%	02/01/20	150,000	148,713
Hewlett Packard Enterprise Co.
3.50%	10/05/21	50,000	49,973
6.35%	10/15/45	150,000	154,626
Honeywell International Inc.
3.35%	12/01/23	150,000	149,703
Hospitality Properties Trust
4.65%	03/15/24	150,000	149,035
HP Inc.
6.00%	09/15/41	162,000	164,637
HSBC Bank USA NA
5.88%	11/01/34	250,000	284,567
HSBC Holdings PLC
3.40%	03/08/21	200,000	199,492
3.90%	05/25/26	150,000	145,314
5.10%	04/05/21	100,000	103,884
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter)
3.95%	05/18/24	100,000	99,342	(e)
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%	09/12/26	200,000	198,210	(e)
HSBC USA Inc.
2.38%	11/13/19	150,000	148,953
2.75%	08/07/20	150,000	148,777
Hubbell Inc.
3.50%	02/15/28	50,000	47,084
Humana Inc.
2.50%	12/15/20	50,000	49,078
2.90%	12/15/22	100,000	96,873
Huntington Bancshares Inc.
3.15%	03/14/21	150,000	148,762
Husky Energy Inc.
4.00%	04/15/24	100,000	99,965
IBM Credit LLC
2.65%	02/05/21	100,000	98,805
Illinois Tool Works Inc.
2.65%	11/15/26	100,000	92,379
3.50%	03/01/24	150,000	151,014
Indiana Michigan Power Co.
3.85%	05/15/28	25,000	24,901
ING Groep N.V.
3.95%	03/29/27	200,000	192,378
Ingersoll-Rand Global Holding Company Ltd.
4.25%	06/15/23	100,000	102,315
Intel Corp.

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
2.60%	05/19/26	$150,000	$140,045
4.10%	05/11/47	100,000	99,063
Inter-American Development Bank
1.25%	09/14/21	400,000	380,196
2.13%	01/15/25	200,000	188,488
2.38%	07/07/27	200,000	187,498
2.63%	04/19/21	300,000	297,381
3.00%	09/26/22	50,000	49,878
Intercontinental Exchange Inc.
3.45%	09/21/23	90,000	89,589
International Bank for Reconstruction & Development
1.63%	09/04/20	400,000	390,480
1.88%	04/21/20	300,000	295,530
2.13%	11/01/20	300,000	295,209
2.50%	07/29/25	500,000	480,490
3.00%	09/27/23	150,000	149,346
International Business Machines Corp.
2.50%	01/27/22	150,000	146,127
4.00%	06/20/42	150,000	146,161
International Finance Corp.
2.00%	10/24/22	200,000	192,022
2.13%	04/07/26	300,000	279,744
International Flavors & Fragrances Inc.
5.00%	09/26/48	15,000	15,153
International Paper Co.
3.65%	06/15/24	150,000	148,437
Invesco Finance PLC
3.13%	11/30/22	200,000	195,964
Jabil Inc.
3.95%	01/12/28	100,000	94,306
4.70%	09/15/22	23,000	23,384
Jefferies Group LLC
5.13%	01/20/23	150,000	154,897
John Deere Capital Corp.
2.35%	01/08/21	100,000	98,305
2.70%	01/06/23	100,000	97,110
2.88%	03/12/21	50,000	49,551
3.05%	01/06/28	100,000	94,622
3.45%	06/07/23 - 03/13/25	75,000	74,414
Johnson & Johnson
1.95%	11/10/20	15,000	14,712
2.45%	12/05/21 - 03/01/26	275,000	267,039
2.90%	01/15/28	50,000	47,523
3.40%	01/15/38	25,000	23,284
3.50%	01/15/48	30,000	27,517
4.38%	12/05/33	150,000	159,399
Johnson Controls International PLC
3.63%	07/02/24	80,000	78,850	(f)
JPMorgan Chase & Co.
2.20%	10/22/19	200,000	198,616
2.25%	01/23/20	150,000	148,449
2.75%	06/23/20	150,000	148,882
3.13%	01/23/25	150,000	143,802
3.25%	09/23/22	236,000	233,909
3.38%	05/01/23	150,000	147,084
4.50%	01/24/22	203,000	209,226
6.40%	05/15/38	100,000	125,100
JPMorgan Chase & Co. (3.51% fixed rate until 06/18/21; 0.61% + 3 month USD LIBOR thereafter)
3.51%	06/18/22	100,000	100,055	(e)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	150,000	139,805	(e)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	200,000	181,758	(e)
JPMorgan Chase Bank NA (2.60% fixed rate until 02/01/20; 0.28% + 3 month USD LIBOR thereafter)
2.60%	02/01/21	350,000	347,021	(e)
JPMorgan Chase Bank NA (3.09% fixed rate until 04/26/20; 0.35% + 3 month USD LIBOR thereafter)
3.09%	04/26/21	300,000	299,076	(e)
Kaiser Foundation Hospitals
4.15%	05/01/47	100,000	99,935
Kansas City Power & Light Co.
4.20%	06/15/47	100,000	95,673

		Principal Amount	Fair Value
Kansas City Southern
4.70%	05/01/48	$50,000	$49,749
Kellogg Co.
2.65%	12/01/23	100,000	94,822
Kennametal Inc.
4.63%	06/15/28	25,000	24,461
Keurig Dr Pepper Inc.
3.13%	12/15/23	100,000	95,321
4.99%	05/25/38	25,000	25,290	(c)
Keurig Dr Pepper Inc.
4.60%	05/25/28	50,000	50,337	(c)
KeyBank NA
3.38%	03/07/23	150,000	148,771
KeyCorp
2.90%	09/15/20	125,000	124,106
Kilroy Realty LP
3.45%	12/15/24	50,000	47,727
Kimberly-Clark Corp.
3.20%	07/30/46	125,000	106,046
Kinder Morgan Energy Partners LP
5.00%	08/15/42	242,000	237,080
Kinder Morgan Inc.
4.30%	06/01/25	115,000	116,074
5.05%	02/15/46	150,000	149,413
5.30%	12/01/34	100,000	103,171
KLA-Tencor Corp.
4.65%	11/01/24	115,000	118,039
Kraft Heinz Foods Co.
3.38%	06/15/21	15,000	14,942
4.00%	06/15/23	100,000	100,285
4.63%	01/30/29	50,000	49,805
5.00%	06/04/42	150,000	143,204
5.20%	07/15/45	150,000	146,449
Kreditanstalt fuer Wiederaufbau
1.63%	05/29/20	300,000	293,865
1.75%	03/31/20 - 09/15/21	700,000	682,801
1.88%	12/15/20	150,000	146,548
2.00%	09/29/22 - 05/02/25	450,000	424,970
2.13%	03/07/22	400,000	388,068
2.63%	04/12/21	150,000	148,690
2.88%	04/03/28	175,000	170,786
L3 Technologies Inc.
3.85%	12/15/26	100,000	96,477
Laboratory Corporation of America Holdings
4.00%	11/01/23	100,000	100,421
Lam Research Corp.
3.80%	03/15/25	115,000	113,868
Landwirtschaftliche Rentenbank
2.50%	11/15/27	200,000	188,748
Leggett & Platt Inc.
3.50%	11/15/27	50,000	46,717
Lincoln National Corp.
3.63%	12/12/26	50,000	47,928
4.20%	03/15/22	217,000	220,624
Lloyds Bank PLC
2.70%	08/17/20	150,000	148,536
Lloyds Banking Group PLC
3.00%	01/11/22	100,000	97,429
4.45%	05/08/25	100,000	100,021
4.65%	03/24/26	150,000	147,279
Lockheed Martin Corp.
3.60%	03/01/35	55,000	51,375
4.25%	11/15/19	150,000	152,085
4.70%	05/15/46	150,000	159,862
Loews Corp.
2.63%	05/15/23	100,000	95,913
Lowe’s Companies Inc.
2.50%	04/15/26	130,000	119,553
3.38%	09/15/25	30,000	29,409
4.05%	05/03/47	100,000	96,113
LYB International Finance II BV
3.50%	03/02/27	100,000	93,664
LyondellBasell Industries N.V.
6.00%	11/15/21	100,000	106,155
M&T Bank Corp.
3.55%	07/26/23	150,000	149,242

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Macy’s Retail Holdings Inc.
3.88%	01/15/22	$150,000	$149,502
Markel Corp.
3.50%	11/01/27	50,000	46,539
Marriott International Inc.
4.00%	04/15/28	150,000	146,896
Marsh & McLennan Companies Inc.
4.20%	03/01/48	100,000	94,364
Martin Marietta Materials Inc.
3.50%	12/15/27	50,000	46,104
Masco Corp.
3.50%	04/01/21	60,000	59,541
4.38%	04/01/26	40,000	39,608
Mastercard Inc.
2.95%	11/21/26	100,000	95,245
McDonald’s Corp.
2.75%	12/09/20	200,000	198,590
3.70%	02/15/42	150,000	131,640
3.80%	04/01/28	50,000	49,238
McKesson Corp.
3.80%	03/15/24	150,000	148,641
Mead Johnson Nutrition Co.
4.13%	11/15/25	110,000	111,483
Medtronic Inc.
3.63%	03/15/24	200,000	200,880
4.50%	03/15/42	150,000	154,941
4.63%	03/15/44 - 03/15/45	300,000	316,489
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	295,000	289,079
Merck & Company Inc.
2.40%	09/15/22	128,000	124,000
2.75%	02/10/25	70,000	67,199
MetLife Inc.
4.13%	08/13/42	150,000	142,230
6.50%	12/15/32	150,000	183,297
Microsoft Corp.
1.55%	08/08/21	150,000	144,009
1.85%	02/06/20	300,000	296,379
2.40%	02/06/22 - 08/08/26	300,000	282,128
2.88%	02/06/24	150,000	146,629
3.45%	08/08/36	200,000	190,388
3.50%	02/12/35	65,000	62,374
3.75%	05/01/43	150,000	145,039
4.45%	11/03/45	225,000	241,924
Mid-America Apartments LP
4.20%	06/15/28	100,000	98,943
Mitsubishi UFJ Financial Group Inc.
2.76%	09/13/26	150,000	136,194
3.46%	03/02/23	100,000	98,550
3.78%	03/02/25	100,000	98,777
3.96%	03/02/28	100,000	98,274
Mizuho Financial Group Inc.
3.55%	03/05/23	100,000	98,742
4.02%	03/05/28	100,000	98,803
Molson Coors Brewing Co.
3.00%	07/15/26	95,000	86,099
Mondelez International Inc.
4.13%	05/07/28	100,000	98,999
Moody’s Corp.
4.88%	02/15/24	150,000	156,760
Morgan Stanley
2.63%	11/17/21	200,000	194,416
2.80%	06/16/20	230,000	228,176
3.13%	01/23/23 - 07/27/26	250,000	237,102
3.95%	04/23/27	150,000	143,829
4.00%	07/23/25	95,000	94,592
4.10%	05/22/23	150,000	150,807
4.35%	09/08/26	150,000	148,720
4.88%	11/01/22	150,000	155,346
5.50%	07/28/21	98,000	103,091
Morgan Stanley (3.74% fixed rate until 04/24/23; 0.85% + 3 month USD LIBOR thereafter)
3.74%	04/24/24	160,000	158,803	(e)
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77%	01/24/29	100,000	96,040	(e)

		Principal Amount	Fair Value
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.43% + 3 month USD LIBOR thereafter)
4.46%	04/22/39	$100,000	$99,304	(e)
Motorola Solutions Inc.
3.50%	09/01/21	150,000	148,623
4.60%	02/23/28	100,000	97,753
MPLX LP
4.00%	03/15/28	35,000	33,670
4.50%	04/15/38	30,000	28,231
4.70%	04/15/48	25,000	23,400
4.90%	04/15/58	25,000	22,733
MUFG Americas Holdings Corp.
3.00%	02/10/25	150,000	142,266
Mylan Inc.
4.55%	04/15/28	100,000	97,221	(c)
5.20%	04/15/48	100,000	92,814	(c)
National Australia Bank Ltd.
2.13%	05/22/20	150,000	147,544
2.25%	01/10/20	100,000	98,865
2.80%	01/10/22	100,000	97,482
National Fuel Gas Co.
4.75%	09/01/28	50,000	48,659
National Retail Properties Inc.
3.60%	12/15/26	200,000	190,338
National Rural Utilities Cooperative Finance Corp.
2.90%	03/15/21	70,000	69,479
3.40%	02/07/28	100,000	96,982
NetApp Inc.
3.38%	06/15/21	210,000	209,485
Newmont Mining Corp.
3.50%	03/15/22	150,000	148,653
Nexen Energy ULC
6.40%	05/15/37	200,000	242,206
NextEra Energy Capital Holdings Inc.
3.34%	09/01/20	100,000	100,218
NIKE Inc.
2.38%	11/01/26	150,000	136,109
NiSource Inc.
2.65%	11/17/22	40,000	38,168
3.65%	06/15/23	100,000	98,761	(c)
4.38%	05/15/47	100,000	95,687
Nordic Investment Bank
2.25%	02/01/21	200,000	196,700
Norfolk Southern Corp.
3.80%	08/01/28	30,000	29,705
3.94%	11/01/47	160,000	148,664
4.15%	02/28/48	100,000	96,629
Northern Trust Corp.
3.65%	08/03/28	100,000	98,984
Northrop Grumman Corp.
2.08%	10/15/20	60,000	58,660
2.55%	10/15/22	100,000	96,383
2.93%	01/15/25	150,000	142,281
3.25%	01/15/28	65,000	61,102
4.03%	10/15/47	75,000	70,238
Northwestern University
3.66%	12/01/57	10,000	9,529
Novartis Capital Corp.
2.40%	09/21/22	202,000	195,126
3.00%	11/20/25	150,000	144,036
NSTAR Electric Co.
3.20%	05/15/27	100,000	95,637
Nutrien Ltd.
3.63%	03/15/24	150,000	146,134
4.00%	12/15/26	100,000	96,736
O’Reilly Automotive Inc.
4.35%	06/01/28	100,000	100,266
Occidental Petroleum Corp.
3.40%	04/15/26	140,000	136,928
4.10%	02/15/47	100,000	96,838
Oesterreichische Kontrollbank AG
2.88%	09/07/21	100,000	99,518
Ohio Power Co.
4.15%	04/01/48	100,000	99,081
Omega Healthcare Investors Inc.
4.50%	04/01/27	200,000	191,582

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	$100,000	$99,449
ONEOK Partners LP
6.13%	02/01/41	162,000	178,506
Oracle Corp.
1.90%	09/15/21	400,000	386,300
2.65%	07/15/26	200,000	185,652
3.25%	05/15/30	150,000	142,370
3.63%	07/15/23	125,000	126,378
4.00%	07/15/46	100,000	95,273
4.30%	07/08/34	100,000	102,210
Orange S.A.
9.00%	03/01/31	150,000	212,488
Owens Corning
4.20%	12/15/22	150,000	150,586
PACCAR Financial Corp.
2.05%	11/13/20	50,000	48,820
3.10%	05/10/21	20,000	19,900
Pacific Gas & Electric Co.
4.25%	08/01/23	100,000	100,497	(c)
6.05%	03/01/34	111,000	125,293
PacifiCorp
6.25%	10/15/37	153,000	191,348
Packaging Corporation of America
2.45%	12/15/20	70,000	68,635
3.40%	12/15/27	35,000	32,874
Parker-Hannifin Corp.
4.20%	11/21/34	100,000	99,932
Patterson-UTI Energy Inc.
3.95%	02/01/28	100,000	92,872
Pepsi-Cola Metropolitan Bottling Company Inc.
7.00%	03/01/29	150,000	190,999
PepsiCo Inc.
1.85%	04/30/20	150,000	147,526
2.00%	04/15/21	100,000	97,317
2.75%	03/01/23	150,000	146,694
3.00%	10/15/27	100,000	95,318
Petroleos Mexicanos
4.50%	01/23/26	100,000	93,590
5.50%	01/21/21 - 06/27/44	258,000	255,708
6.38%	01/23/45	250,000	230,365
6.50%	06/02/41	367,000	342,459
6.75%	09/21/47	113,000	107,510
Pfizer Inc.
3.00%	09/15/21 - 12/15/26	220,000	215,929
3.20%	09/15/23	125,000	124,005
3.60%	09/15/28	50,000	49,398
4.00%	12/15/36	100,000	98,972
4.13%	12/15/46	100,000	99,154
4.30%	06/15/43	200,000	202,052
Philip Morris International Inc.
2.00%	02/21/20	150,000	147,996
3.13%	03/02/28	50,000	47,252
3.88%	08/21/42	92,000	82,469
Phillips 66
3.90%	03/15/28	50,000	49,188
4.88%	11/15/44	45,000	46,634
Phillips 66 Partners LP
3.75%	03/01/28	10,000	9,494
4.68%	02/15/45	10,000	9,480
Pinnacle West Capital Corp.
2.25%	11/30/20	45,000	43,828
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23	100,000	98,504
4.50%	12/15/26	100,000	99,867
PNC Bank NA
2.00%	05/19/20	200,000	196,478
2.55%	12/09/21	150,000	146,157
2.95%	02/23/25	100,000	95,349
3.10%	10/25/27	200,000	188,512
PPG Industries Inc.
3.75%	03/15/28	50,000	49,286
PPL Electric Utilities Corp.
4.15%	06/15/48	100,000	99,085
President & Fellows of Harvard College
3.15%	07/15/46	50,000	43,614

		Principal Amount	Fair Value
Principal Financial Group Inc.
3.40%	05/15/25	$150,000	$144,993
Prologis LP
4.25%	08/15/23	150,000	154,216
Providence Saint Joseph Health Obligated Group
3.93%	10/01/48	20,000	18,624
Prudential Financial Inc.
3.94%	12/07/49	190,000	170,916
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	100,000	99,753	(e)
Public Service Company of Colorado
3.70%	06/15/28	50,000	49,882
4.10%	06/15/48	30,000	29,750
Public Service Electric & Gas Co.
2.38%	05/15/23	200,000	191,140
3.65%	09/01/28	25,000	24,831
Puget Energy Inc.
3.65%	05/15/25	150,000	144,856
QUALCOMM Inc.
4.30%	05/20/47	100,000	94,264
4.65%	05/20/35	150,000	152,509
Quest Diagnostics Inc.
4.25%	04/01/24	150,000	151,753
Raytheon Co.
3.15%	12/15/24	90,000	88,228
Realty Income Corp.
4.65%	08/01/23	100,000	103,597
Regency Centers LP
4.13%	03/15/28	50,000	49,112
Regions Bank (3.37% fixed rate until 08/13/20; 0.50% + 3 month USD LIBOR thereafter)
3.37%	08/13/21	50,000	49,832	(e)
Regions Financial Corp.
3.80%	08/14/23	50,000	49,726
RELX Capital Inc.
3.50%	03/16/23	30,000	29,637
Reynolds American Inc.
4.45%	06/12/25	100,000	100,641
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	250,000	279,042
Rogers Communications Inc.
2.90%	11/15/26	100,000	91,826
3.00%	03/15/23	150,000	145,588
3.63%	12/15/25	60,000	58,523
Roper Technologies Inc.
3.80%	12/15/26	100,000	97,250
Royal Bank of Canada
2.15%	03/06/20 - 10/26/20	275,000	270,658
2.75%	02/01/22	200,000	195,922
Royal Bank of Scotland Group PLC
3.88%	09/12/23	100,000	97,103
5.13%	05/28/24	80,000	80,053
6.00%	12/19/23	75,000	78,045
6.10%	06/10/23	35,000	36,540
6.13%	12/15/22	85,000	88,806
Royal Bank of Scotland Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 3 month USD LIBOR thereafter)
4.89%	05/18/29	100,000	99,154	(e)
RPM International Inc.
4.25%	01/15/48	50,000	43,792
Ryder System Inc.
3.40%	03/01/23	150,000	147,825
S&P Global Inc.
4.40%	02/15/26	100,000	102,618
Sabine Pass Liquefaction LLC
5.63%	02/01/21 - 03/01/25	310,000	326,074
5.75%	05/15/24	135,000	144,768
San Diego Gas & Electric Co.
3.60%	09/01/23	200,000	199,924
Sanofi
3.63%	06/19/28	100,000	99,192
Santander Holdings USA Inc.
2.65%	04/17/20	150,000	148,015
3.40%	01/18/23	50,000	48,226
4.40%	07/13/27	50,000	47,784

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
Santander UK Group Holdings PLC (3.37% fixed rate until 01/05/23; 1.08% + 3 month USD LIBOR thereafter)
3.37%	01/05/24	$100,000	$96,114	(e)
Santander UK PLC
2.38%	03/16/20	150,000	148,087
Seagate HDD Cayman
4.75%	06/01/23	150,000	149,590
Sempra Energy
3.80%	02/01/38	100,000	90,017
4.05%	12/01/23	150,000	150,778
Shell International Finance BV
4.00%	05/10/46	150,000	146,343
4.13%	05/11/35	150,000	151,899
4.38%	03/25/20	100,000	101,986
Shire Acquisitions Investments Ireland DAC
3.20%	09/23/26	150,000	138,335
Simon Property Group LP
2.75%	02/01/23	121,000	116,965
SL Green Operating Partnership LP
3.25%	10/15/22	30,000	29,060
South Carolina Electric & Gas Co.
5.10%	06/01/65	150,000	150,340
Southern California Edison Co.
3.40%	06/01/23	100,000	99,160
3.60%	02/01/45	125,000	110,548
Southern Copper Corp.
5.88%	04/23/45	155,000	169,820
Southwest Airlines Co.
3.00%	11/15/26	100,000	92,570
Southwestern Electric Power Co.
3.85%	02/01/48	100,000	89,562
Spectra Energy Partners LP
3.50%	03/15/25	150,000	144,540
Stanley Black & Decker Inc.
2.90%	11/01/22	150,000	146,448
Starbucks Corp.
2.20%	11/22/20	20,000	19,598
3.10%	03/01/23	50,000	49,243
3.50%	03/01/28	50,000	48,045
3.75%	12/01/47	35,000	30,343
Stryker Corp.
3.65%	03/07/28	150,000	145,153
Sumitomo Mitsui Banking Corp.
2.45%	01/16/20	150,000	148,623
Sumitomo Mitsui Financial Group Inc.
2.78%	10/18/22	200,000	192,642
3.01%	10/19/26	100,000	92,447
3.35%	10/18/27	50,000	47,077
Suncor Energy Inc.
6.85%	06/01/39	150,000	191,883
Sunoco Logistics Partners Operations LP
5.95%	12/01/25	150,000	161,526
SunTrust Bank
2.25%	01/31/20	100,000	98,823
3.00%	02/02/23	100,000	97,471
SunTrust Banks Inc.
4.00%	05/01/25	50,000	50,082
Svensk Exportkredit AB
1.75%	05/18/20	200,000	196,142
Svenska Handelsbanken AB
3.35%	05/24/21	150,000	149,704
Synchrony Financial
3.95%	12/01/27	100,000	90,676
Sysco Corp.
3.55%	03/15/25	100,000	97,813
4.45%	03/15/48	100,000	97,847
Tampa Electric Co.
4.30%	06/15/48	50,000	49,613
Target Corp.
3.90%	11/15/47	50,000	47,134
4.00%	07/01/42	150,000	145,195
TC PipeLines LP
3.90%	05/25/27	100,000	94,849
TD Ameritrade Holding Corp.
2.95%	04/01/22	150,000	147,097

		Principal Amount	Fair Value
Telefonica Emisiones SAU
5.13%	04/27/20	$300,000	$308,445
TELUS Corp.
4.60%	11/16/48	50,000	49,855
Texas Instruments Inc.
1.75%	05/01/20	150,000	147,301
The Allstate Corp.
4.20%	12/15/46	100,000	97,580
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	150,000	155,163	(e)
The Bank of New York Mellon Corp.
2.80%	05/04/26	30,000	28,120
3.00%	02/24/25	105,000	100,567
3.45%	08/11/23	200,000	198,688
3.50%	04/28/23	100,000	99,714
3.85%	04/28/28	200,000	200,750
The Bank of Nova Scotia
2.50%	01/08/21	200,000	196,590
3.13%	04/20/21	200,000	198,966
The Boeing Co.
3.38%	06/15/46	150,000	133,166
The Charles Schwab Corp.
3.85%	05/21/25	150,000	150,949
The Clorox Co.
3.50%	12/15/24	150,000	148,644
The Coca-Cola Co.
2.45%	11/01/20	150,000	148,330
The Dow Chemical Co.
3.00%	11/15/22	137,000	133,627
4.38%	11/15/42	237,000	224,949
The George Washington University
4.13%	09/15/48	50,000	49,727
The Goldman Sachs Group Inc.
2.60%	12/27/20	200,000	196,734
2.75%	09/15/20	150,000	148,362
3.00%	04/26/22	100,000	97,909
3.50%	11/16/26	150,000	142,386
3.85%	07/08/24	150,000	149,038
4.80%	07/08/44	200,000	204,124
5.38%	03/15/20	100,000	103,080
5.75%	01/24/22	100,000	106,362
6.25%	02/01/41	150,000	181,392
6.75%	10/01/37	200,000	240,718
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	200,000	194,992	(e)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	200,000	184,916	(e)
The Hartford Financial Services Group Inc.
4.40%	03/15/48	100,000	96,392
The Hershey Co.
3.38%	05/15/23	50,000	49,966
The Home Depot Inc.
2.13%	09/15/26	45,000	40,340
2.63%	06/01/22	190,000	186,132
4.20%	04/01/43	150,000	150,901
4.40%	04/01/21	150,000	154,278
The Interpublic Group of Companies Inc.
4.65%	10/01/28	10,000	10,027
The JM Smucker Co.
3.38%	12/15/27	100,000	92,736
The Kroger Co.
3.85%	08/01/23	150,000	150,439
The Mosaic Co.
3.25%	11/15/22	50,000	48,803
4.05%	11/15/27	50,000	48,341
The Procter & Gamble Co.
1.70%	11/03/21	200,000	191,944
2.45%	11/03/26	100,000	92,466
The Progressive Corp.
4.35%	04/25/44	100,000	99,829
The Sherwin-Williams Co.
3.95%	01/15/26	100,000	98,879
4.20%	01/15/22	100,000	101,405

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
4.50%	06/01/47	$100,000	$96,127
The Southern Co. (5.50% fixed rate until 03/15/22; 3.63% + 3 month USD LIBOR thereafter)
5.50%	03/15/57	100,000	100,500	(e)
The Timken Co.
4.50%	12/15/28	20,000	19,687
The Toronto-Dominion Bank
2.25%	11/05/19	150,000	148,902
3.15%	09/17/20	100,000	100,126
3.25%	06/11/21	100,000	99,877
The Travelers Companies Inc.
4.00%	05/30/47	100,000	95,562
5.35%	11/01/40	150,000	170,925
The Walt Disney Co.
2.30%	02/12/21	130,000	127,560
3.00%	07/30/46	60,000	48,924
3.15%	09/17/25	165,000	160,405
The Western Union Co.
3.60%	03/15/22	150,000	148,444
The Williams Companies Inc.
3.70%	01/15/23	10,000	9,889
4.55%	06/24/24	40,000	40,649
4.85%	03/01/48	70,000	67,589
5.10%	09/15/45	150,000	150,619
5.75%	06/24/44	15,000	16,037
5.80%	11/15/43	150,000	161,956
Thermo Fisher Scientific Inc.
3.30%	02/15/22	80,000	79,316
4.15%	02/01/24	25,000	25,483
Thomson Reuters Corp.
4.50%	05/23/43	150,000	139,566
Time Warner Cable LLC
4.50%	09/15/42	150,000	128,268
Torchmark Corp.
4.55%	09/15/28	25,000	25,115
Total Capital International S.A.
2.75%	06/19/21	150,000	148,428
Total System Services Inc.
4.45%	06/01/28	100,000	100,287
Toyota Motor Credit Corp.
1.95%	04/17/20	100,000	98,457
2.60%	01/11/22	100,000	97,791
2.70%	01/11/23	100,000	97,142
3.05%	01/11/28	100,000	94,517
3.45%	09/20/23	50,000	49,901
TransAlta Corp.
4.50%	11/15/22	123,000	121,014
TransCanada PipeLines Ltd.
7.63%	01/15/39	100,000	133,181
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	100,000	97,650
Tyson Foods Inc.
4.88%	08/15/34	70,000	70,584
5.10%	09/28/48	30,000	30,652
U.S. Bancorp
2.63%	01/24/22	100,000	97,702
Unilever Capital Corp.
2.00%	07/28/26	150,000	132,720
2.90%	05/05/27	100,000	93,920
Union Electric Co.
2.95%	06/15/27	100,000	93,894
3.65%	04/15/45	135,000	124,482
Union Pacific Corp.
3.00%	04/15/27	100,000	94,377
3.50%	06/08/23	50,000	49,870
3.95%	09/10/28	30,000	30,098
4.38%	09/10/38	15,000	15,270
4.50%	09/10/48	30,000	30,570
4.80%	09/10/58	25,000	25,781
United Airlines 2013-1 Class A Pass Through Trust
4.30%	08/15/25	200,622	203,467
United Parcel Service Inc.
2.45%	10/01/22	175,000	169,081
3.05%	11/15/27	50,000	47,735
3.75%	11/15/47	50,000	46,366
United Technologies Corp.

		Principal Amount	Fair Value
1.90%	05/04/20	$200,000	$195,828
3.35%	08/16/21	110,000	109,889
3.65%	08/16/23	20,000	19,936
3.95%	08/16/25	15,000	14,941
4.13%	11/16/28	30,000	29,845
4.45%	11/16/38	110,000	109,215
4.50%	06/01/42	158,000	156,036
4.63%	11/16/48	15,000	15,076
UnitedHealth Group Inc.
2.95%	10/15/27	200,000	187,158
3.10%	03/15/26	150,000	143,801
3.75%	10/15/47	100,000	92,777
4.63%	07/15/35	45,000	47,994
6.88%	02/15/38	100,000	133,461
University of Notre Dame du Lac
3.39%	02/15/48	25,000	22,986
US Bank NA
2.05%	10/23/20	150,000	146,577
2.80%	01/27/25	150,000	142,355
Vale Overseas Ltd.
6.88%	11/10/39	100,000	116,887
Valero Energy Corp.
6.63%	06/15/37	150,000	181,332
Valero Energy Partners LP
4.38%	12/15/26	100,000	98,147
Ventas Realty LP
4.00%	03/01/28	150,000	144,840
4.40%	01/15/29	100,000	99,291
VEREIT Operating Partnership LP
4.13%	06/01/21	15,000	15,112
4.60%	02/06/24	20,000	20,035
4.88%	06/01/26	25,000	25,170
Verizon Communications Inc.
2.63%	02/21/20	150,000	149,100
3.85%	11/01/42	236,000	204,204
4.33%	09/21/28	109,000	109,550	(c)
4.40%	11/01/34	150,000	146,151
4.52%	09/15/48	150,000	142,506
4.81%	03/15/39	289,000	291,665
5.25%	03/16/37	350,000	373,198
Viacom Inc.
5.85%	09/01/43	100,000	105,725
Virginia Electric & Power Co.
3.80%	04/01/28	100,000	99,902
4.65%	08/15/43	100,000	104,941
Visa Inc.
2.15%	09/15/22	200,000	191,674
4.30%	12/14/45	100,000	103,639
Vodafone Group PLC
2.50%	09/26/22	226,000	216,815
4.38%	05/30/28 - 02/19/43	205,000	188,577
5.25%	05/30/48	50,000	50,121
Vornado Realty LP
3.50%	01/15/25	50,000	47,715
Vulcan Materials Co.
4.70%	03/01/48	50,000	46,033	(c)
Wabtec Corp.
3.45%	11/15/26	100,000	91,693
Walgreens Boots Alliance Inc.
3.45%	06/01/26	55,000	52,295
4.50%	11/18/34	155,000	152,492
Walmart Inc.
1.90%	12/15/20	100,000	97,830
2.35%	12/15/22	100,000	96,592
2.65%	12/15/24	100,000	95,575
3.13%	06/23/21	50,000	50,089
3.40%	06/26/23	50,000	50,181
3.63%	12/15/47	125,000	116,925
3.70%	06/26/28	100,000	99,970
3.95%	06/28/38	40,000	39,926
4.05%	06/29/48	35,000	35,004
Warner Media LLC
3.60%	07/15/25	100,000	95,869
6.10%	07/15/40	150,000	160,455
Waste Management Inc.
2.90%	09/15/22	150,000	147,003

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
WEC Energy Group Inc.
3.38%	06/15/21	$65,000	$64,989
Wells Fargo & Co.
2.15%	01/30/20	220,000	217,331
2.50%	03/04/21	240,000	234,950
4.13%	08/15/23	150,000	151,761
4.40%	06/14/46	150,000	141,261
4.65%	11/04/44	150,000	146,014
4.75%	12/07/46	100,000	99,470
5.61%	01/15/44	169,000	187,296
Wells Fargo Bank NA
2.15%	12/06/19	150,000	148,534
2.40%	01/15/20	100,000	99,208
3.55%	08/14/23	250,000	248,907
Wells Fargo Bank NA (3.33% fixed rate until 07/23/20; 0.49% + 3 month USD LIBOR thereafter)
3.33%	07/23/21	150,000	149,769	(e)
Welltower Inc.
4.25%	04/15/28	115,000	113,220
Western Gas Partners LP
5.45%	04/01/44	150,000	141,282
Westlake Chemical Corp.
4.38%	11/15/47	50,000	44,628
Westpac Banking Corp.
2.00%	08/19/21	100,000	96,078
2.80%	01/11/22	100,000	97,734
3.35%	03/08/27	100,000	95,200
Westpac Banking Corp. (4.32% fixed rate until 11/23/26; 2.24% + 5 Year US ISDA thereafter)
4.32%	11/23/31	100,000	96,299	(e)
Weyerhaeuser Co. (REIT)
7.38%	03/15/32	100,000	126,403
Whirlpool Corp.
3.70%	05/01/25	150,000	144,717
Willis North America Inc.
4.50%	09/15/28	50,000	49,990
Wisconsin Power & Light Co.
3.05%	10/15/27	100,000	94,068
WPP Finance 2010
5.13%	09/07/42	191,000	183,215
Xcel Energy Inc.
3.30%	06/01/25	150,000	144,721
4.00%	06/15/28	100,000	100,106
Zimmer Biomet Holdings Inc.
3.70%	03/19/23	75,000	74,524
Zoetis Inc.
4.70%	02/01/43	150,000	153,703
			121,122,291
Non-Agency Collateralized Mortgage Obligations – 0.2%
BANK 2018-BNK14
4.23%	09/15/60	191,106	198,120
Benchmark 2018-B5 Mortgage Trust
4.21%	07/15/51	100,000	103,002
Benchmark Mortgage Trust
4.12%	07/15/51	100,000	102,357
CD 2017-CD6 Mortgage Trust
3.46%	11/13/50	150,000	146,495
Citigroup Commercial Mortgage Trust 2014-GC25
4.02%	10/10/47	300,000	303,485
COMM 2012-CCRE 1 Mortgage Trust
3.39%	05/15/45	468,712	468,026
COMM 2013-CCRE12 Mortgage Trust
4.05%	10/10/46	200,000	205,172
CSAIL 2018-CX12 Commercial Mortgage Trust
4.22%	08/15/51	300,000	308,723
GS Mortgage Securities Trust 2016-GS3
2.78%	10/10/49	80,000	77,365
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	204,729	203,556
JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20
3.80%	07/15/47	250,000	252,702
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	241,500	244,266	(e)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
3.14%	05/15/49	500,000	491,083

		Principal Amount	Fair Value
Morgan Stanley Capital I Trust 2016-UBS12
3.60%	12/15/49	$150,000	$147,770
UBS Commercial Mortgage Trust 2017-C4
3.56%	10/15/50	185,000	181,321
UBS Commercial Mortgage Trust 2018-C10
4.31%	05/15/51	100,000	103,469
Wells Fargo Commercial Mortgage Trust 2012-LC5
4.69%	10/15/45	220,000	224,639	(e)
Wells Fargo Commercial Mortgage Trust 2017-C41
3.47%	11/15/50	300,000	292,507
WF-RBS Commercial Mortgage Trust 2012-C7
3.43%	06/15/45	200,000	199,843
WFRBS Commercial Mortgage Trust 2014-C23
3.65%	10/15/57	68,545	68,622
			4,322,523
Sovereign Bonds – 0.3%
Export Development Canada
1.63%	01/17/20	200,000	196,924
2.50%	01/24/23	200,000	195,290
Export-Import Bank of Korea
3.00%	11/01/22	200,000	194,948
Government of Canada
2.00%	11/15/22	125,000	120,164
Government of Chile
3.88%	08/05/20	200,000	203,188
Government of Colombia
5.00%	06/15/45	250,000	249,952
6.13%	01/18/41	250,000	283,345
Government of Hungary
5.38%	03/25/24	300,000	321,618
Government of Italy
5.38%	06/15/33	250,000	261,160
Government of Mexico
3.50%	01/21/21	200,000	200,418
4.35%	01/15/47	200,000	181,946
4.75%	03/08/44	102,000	97,546
5.75%	10/12/10	172,000	173,871
6.05%	01/11/40	130,000	144,365
Government of Panama
6.70%	01/26/36	250,000	312,275
Government of Peru
6.55%	03/14/37	147,000	185,761
7.35%	07/21/25	100,000	122,501
Government of Philippines
3.70%	03/01/41	200,000	186,442
4.00%	01/15/21	100,000	101,740
4.20%	01/21/24	200,000	205,716
Government of Poland
3.00%	03/17/23	147,000	144,266
3.25%	04/06/26	200,000	194,196
5.00%	03/23/22	100,000	105,202
Government of Uruguay
4.50%	08/14/24	200,000	206,022
Iraq Government AID Bond
2.15%	01/18/22	480,000	466,944
Japan Bank for International Cooperation
2.13%	07/21/20	400,000	393,120
2.88%	07/21/27	200,000	191,224
Province of Ontario Canada
2.55%	02/12/21	300,000	296,025
Province of Quebec Canada
3.50%	07/29/20	200,000	201,762
The Korea Development Bank
2.63%	02/27/22	200,000	193,536
			6,331,467
Municipal Bonds and Notes – 0.2%
American Municipal Power Inc.
6.27%	02/15/50	200,000	242,824
Bay Area Toll Authority
6.26%	04/01/49	100,000	136,430
Chicago Transit Authority
6.90%	12/01/40	75,000	95,334
Commonwealth of Massachusetts
4.50%	08/01/31	100,000	106,206
Dallas Area Rapid Transit
5.02%	12/01/48	75,000	86,871

State Street Total Return V.I.S. Fund Schedule of Investments	September 30, 2018 (Unaudited)

		Principal Amount	Fair Value
6.00%	12/01/44	$100,000	$129,043
East Bay Municipal Utility District
5.87%	06/01/40	100,000	124,267
Florida Hurricane Catastrophe Fund Finance Corp.
3.00%	07/01/20	100,000	99,940
Los Angeles Department of Water & Power
6.57%	07/01/45	100,000	137,517
6.60%	07/01/50	90,000	126,161
Los Angeles Unified School District
5.76%	07/01/29	110,000	126,105
Metropolitan Transportation Authority
6.81%	11/15/40	250,000	329,630
Municipal Electric Authority of Georgia
6.64%	04/01/57	125,000	147,448
New York City Water & Sewer System
6.01%	06/15/42	50,000	64,021
North Texas Tollway Authority
6.72%	01/01/49	100,000	140,546
Port Authority of New York & New Jersey
4.46%	10/01/62	100,000	103,627
5.31%	08/01/46	200,000	214,316
San Diego County Water Authority Financing Corp.
6.14%	05/01/49	100,000	130,030
South Carolina State Public Service Authority
6.45%	01/01/50	150,000	193,593
State of California
7.60%	11/01/40	200,000	297,248
University of California
4.60%	05/15/31	100,000	106,032
6.58%	05/15/49	100,000	131,095
University of Texas System
4.79%	08/15/46	100,000	111,240
			3,379,524

		Principal Amount	Fair Value
U.S. Government Sponsored Agency – 0.0%*
Tennessee Valley Authority
3.50%	12/15/42	500,000	484,200
Total Bonds and Notes (Cost $612,503,734)			597,859,082

		Number of Shares	Fair Value
Exchange Traded & Mutual Funds – 12.3%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF		6,009,045	$112,789,775
SPDR Bloomberg Barclays High Yield Bond ETF		3,011,527	108,565,548	(g)
SPDR Dow Jones REIT ETF		449,192	41,887,154	(g)
Total Exchange Traded & Mutual Funds (Cost $257,709,220)			263,242,477
Total Investments in Securities (Cost $2,008,713,591)			2,088,215,821
Short-Term Investments – 2.6%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.01% (Cost $55,762,500)		55,762,500	55,762,500	(g,h)
Total Investments (Cost $2,064,476,091)			2,143,978,321
Other Assets and Liabilities, net – 0.1%			2,882,964

NET ASSETS – 100.0%			$2,146,861,285

Other Information:

The Fund had the following long futures contracts open at September 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	December 2018	21	1,805,543	$1,785,840	$(19,703)
MSCI EAFE Mini Index Futures	December 2018	20	1,956,036	1,975,500	19,464
MSCI Emerging Markets Index Futures	December 2018	20	1,025,669	1,049,700	24,031
S&P 500 Emini Index Futures	December 2018	37	5,374,947	5,400,150	25,203

					$48,995

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At September 30, 2018, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.
(c)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to $7,014,741 or 0.33% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors .

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(e)

Variable Rate Security - Interest rate shown is rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(f)	Step coupon bond.
(g)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(h)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2018.
*	Less than 0.05%.
**	Amount is less than $0.50.
***	Less than 0.005%

Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard and Poor’s Depositary Receipt
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$790,871,469	$336	$—	$790,871,805
Foreign Equity	436,204,999	37,458	—	436,242,457
U.S. Treasuries	—	333,387,831	—	333,387,831
Agency Mortgage Backed	—	123,804,182	—	123,804,182
Agency Collateralized Mortgage Obligations	—	3,097,628	—	3,097,628
Asset Backed	—	1,929,436	—	1,929,436
Corporate Notes	—	121,122,291	—	121,122,291
Non-Agency Collateralized Mortgage Obligations	—	4,322,523	—	4,322,523
Sovereign Bonds	—	6,331,467	—	6,331,467
Municipal Bonds and Notes	—	3,379,524	—	3,379,524
U.S. Government Sponsored Agencies	—	484,200	—	484,200
Exchange Traded & Mutual Funds	263,242,477	—	—	263,242,477
Short-Term Investments	55,762,500	—	—	55,762,500

Total Investments in Securities	$1,546,081,445	$597,896,876	$—	$2,143,978,321

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$68,698	$—	$—	$68,698
Long Futures Contracts - Unrealized Depreciation	(19,703)	—	—	(19,703)

Total Other Financial Instruments	$48,995	$—	$—	$48,995

The Fund was invested in the following countries/territories at September 30, 2018 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	78.09%
Japan	3.29%
United Kingdom	2.37%
Canada	2.06%
Switzerland	2.00%
Germany	1.25%
Singapore	1.01%
Australia	1.00%
China	0.92%
France	0.85%
Ireland	0.81%
Hong Kong	0.80%
Sweden	0.76%
Italy	0.48%
South Korea	0.47%
Taiwan	0.37%
Supranational	0.33%
Belgium	0.30%
Israel	0.26%
India	0.26%

Country/Territory	Percentage (based on Fair Value)
Netherlands	0.24%
Norway	0.23%
Brazil	0.19%
Mexico	0.19%
South Africa	0.18%
Portugal	0.13%
Denmark	0.12%
Russian Federation	0.11%
Austria	0.08%
Thailand	0.08%
New Zealand	0.07%
Malaysia	0.07%
Indonesia	0.06%
Poland	0.06%
Philippines	0.05%
Chile	0.05%
Colombia	0.05%
Greece	0.03%
Cayman Islands	0.03%
Spain	0.03%
Finland	0.03%
Qatar	0.03%
Peru	0.03%
Hungary	0.03%
Puerto Rico	0.02%
Iraq	0.02%
Turkey	0.02%
United Arab Emirates	0.02%
Panama	0.02%
Luxembourg	0.01%
Guernsey	0.01%
Uruguay	0.01%
Czech Republic	0.01%
Bermuda	0.01%
Egypt	0.00	%***
Romania	0.00	%***

	100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2018 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	12.28%	0.00%	12.28%
Oil & Gas Refining & Marketing	1.87%	0.41%	2.28%
Pharmaceuticals	1.57%	0.47%	2.04%
Multi-Line Insurance	0.82%	1.21%	2.03%
Trading Companies & Distributors	1.11%	0.69%	1.80%
Life & Health Insurance	1.08%	0.69%	1.77%
Multi-Sector Holdings	1.15%	0.59%	1.74%
Mortgage REITs	1.68%	0.00%	1.68%
Semiconductors	1.44%	0.17%	1.61%
Application Software	1.51%	0.00%	1.51%
IT Consulting & Other Services	0.39%	1.04%	1.43%
Diversified Banks	0.00%	1.41%	1.41%
Data Processing & Outsourced Services	1.37%	0.01%	1.38%
Apparel Retail	1.33%	0.04%	1.37%
Integrated Telecommunication Services	0.01%	1.25%	1.26%
Hypermarkets & Super Centers	0.60%	0.57%	1.17%
Asset Management & Custody Banks	0.70%	0.32%	1.02%
Communications Equipment	1.01%	0.00%	1.01%
Systems Software	1.00%	0.00%	1.00%
Environmental & Facilities Services	0.93%	(0.01%)	0.92%
Automobile Manufacturers	0.63%	0.28%	0.91%
Industrial Conglomerates	0.81%	0.07%	0.88%
Air Freight & Logistics	0.86%	0.01%	0.87%
Personal Products	0.62%	0.24%	0.86%
Technology Hardware, Storage & Peripherals	0.68%	0.17%	0.85%
Apparel, Accessories & Luxury Goods	0.39%	0.46%	0.85%
Auto Parts & Equipment	0.28%	0.55%	0.83%
Healthcare Equipment	0.78%	0.00%	0.78%
Property & Casualty Insurance	0.43%	0.29%	0.72%
Retail REITs	0.19%	0.52%	0.71%
Trucking	0.60%	0.10%	0.70%
Technology Distributors	0.68%	0.01%	0.69%

Industry	Domestic	Foreign	Total
Human Resource & Employment Services	0.68%	0.00%	0.68%
Steel	0.46%	0.18%	0.64%
Packaged Foods & Meats	0.27%	0.36%	0.63%
Industrial Gases	0.57%	0.06%	0.63%
Home Building	0.06%	0.52%	0.58%
Integrated Oil & Gas	0.00%	0.56%	0.56%
Department Stores	0.22%	0.33%	0.55%
Specialty Chemicals	0.00%	0.53%	0.53%
Financial Exchanges & Data	0.30%	0.22%	0.52%
Reinsurance	0.29%	0.18%	0.47%
Healthcare Services	0.39%	0.07%	0.46%
Airlines	0.00%	0.46%	0.46%
Distributors	0.43%	0.01%	0.44%
Internet & Direct Marketing Retail	0.28%	0.14%	0.42%
Electronic Manufacturing Services	0.15%	0.25%	0.40%
Industrial Machinery	0.03%	0.37%	0.40%
Electric Utilities	0.13%	0.24%	0.37%
Healthcare Distributors	0.03%	0.32%	0.35%
Commodity Chemicals	0.20%	0.15%	0.35%
Aerospace & Defense	0.34%	0.01%	0.35%
Regional Banks	0.15%	0.19%	0.34%
Automotive Retail	0.33%	0.00%	0.33%
Metal & Glass Containers	0.32%	0.00%	0.32%
Biotechnology	0.27%	0.04%	0.31%
Tobacco	0.04%	0.27%	0.31%
Marine	0.01%	0.27%	0.28%
Food Retail	0.05%	0.22%	0.27%
Diversified Real Estate Activities	0.00%	0.27%	0.27%
Hotel & Resort REITs	0.27%	0.00%	0.27%
Publishing	0.18%	0.09%	0.27%
Managed Healthcare	0.24%	0.02%	0.26%
Interactive Media & Services	0.04%	0.21%	0.25%
Electronic Components	0.21%	0.04%	0.25%
Oil & Gas Equipment & Services	0.24%	0.00%	0.24%
Real Estate Operating Companies	0.00%	0.23%	0.23%
Investment Banking & Brokerage	0.20%	0.02%	0.22%
Internet Services & Infrastructure	0.22%	0.00%	0.22%
Life Sciences Tools & Services	0.19%	0.02%	0.21%
Soft Drinks	0.19%	0.02%	0.21%
Diversified REITs	0.06%	0.14%	0.20%
Research & Consulting Services	0.20%	0.00%	0.20%
Independent Power Producers & Energy Traders	0.08%	0.12%	0.20%
Home Furnishing Retail	0.20%	0.00%	0.20%
Gas Utilities	0.00%	0.18%	0.18%
Home Improvement Retail	0.00%	0.17%	0.17%
Diversified Support Services	0.17%	0.00%	0.17%
Thrifts & Mortgage Finance	0.15%	0.02%	0.17%
Footwear	0.15%	0.01%	0.16%
Insurance Brokers	0.16%	0.00%	0.16%
Restaurants	0.13%	0.02%	0.15%
Industrial REITs	0.01%	0.14%	0.15%
Healthcare Supplies	0.10%	0.00%	0.10%
Real Estate Development	0.00%	0.10%	0.10%
Agricultural Products	0.00%	0.10%	0.10%
Wireless Telecommunication Services	0.00%	0.09%	0.09%
Advertising	0.01%	0.08%	0.09%
Electronic Equipment & Instruments	0.08%	0.00%	0.08%
Specialty Stores	0.08%	0.00%	0.08%
Oil & Gas Storage & Transportation	0.00%	0.08%	0.08%
Construction Machinery & Heavy Trucks	0.00%	0.08%	0.08%
Leisure Facilities	0.07%	0.00%	0.07%
Office Services & Supplies	0.02%	0.05%	0.07%
Healthcare Facilities	0.03%	0.04%	0.07%
Leisure Products	0.04%	0.02%	0.06%
Oil & Gas Exploration & Production	0.01%	0.05%	0.06%
Cable & Satellite	0.00%	0.06%	0.06%
Marine Ports & Services	0.00%	0.06%	0.06%
Semiconductor Equipment	0.05%	0.01%	0.06%
Paper Products	0.04%	0.01%	0.05%
Real Estate Services	0.05%	0.00%	0.05%
General Merchandise Stores	0.00%	0.05%	0.05%
Household Appliances	0.01%	0.04%	0.05%
Hotels, Resorts & Cruise Lines	0.00%	0.04%	0.04%
Consumer Finance	0.04%	0.00%	0.04%
Construction Materials	0.00%	0.04%	0.04%
Education Services	0.03%	0.01%	0.04%
Construction & Engineering	0.01%	0.03%	0.04%

Industry	Domestic	Foreign	Total
Specialized REITs	0.04%	0.00%	0.04%
Brewers	0.02%	0.02%	0.04%
Electrical Components & Equipment	0.03%	0.00%	0.03%
Oil & Gas Drilling	0.01%	0.02%	0.03%
Healthcare Technology	0.03%	0.00%	0.03%
Health Care REITs	0.03%	0.00%	0.03%
Diversified Metals & Mining	0.00%	0.02%	0.02%
Airport Services	0.00%	0.02%	0.02%
Coal & Consumable Fuels	0.00%	0.02%	0.02%
Other Diversified Financial Services	0.00%	0.02%	0.02%
Distillers & Vintners	0.02%	0.00%	0.02%
Interactive Home Entertainment	0.00%	0.02%	0.02%
Consumer Electronics	0.01%	0.00%	0.01%
Diversified Chemicals	0.00%	0.01%	0.01%
Casinos & Gaming	0.00%	0.01%	0.01%
Residential REITs	0.01%	0.00%	0.01%
Household Products	0.00%	0.01%	0.01%
Highways & Railtracks	0.00%	0.01%	0.01%
Broadcasting	0.01%	0.00%	0.01%
Water Utilities	0.00%	0.01%	0.01%
Gold	0.00%	0.01%	0.01%
Paper Packaging	0.00%	0.01%	0.01%
Copper	0.00%	0.01%	0.01%
Motorcycle Manufacturers	0.00%	0.01%	0.01%
Food Distributors	0.00%	0.01%	0.01%
Railroads	0.00%	0.01%	0.01%
Drug Retail	0.00%	0.01%	0.01%
Fertilizers & Agricultural Chemicals	0.00%	0.01%	0.01%
Renewable Electricity	0.00%	0.00%	0.00%
Aluminum	0.00%	0.00%	0.00%
Diversified Capital Markets	0.00%	0.00%	0.00%
Specialized Finance	0.00%	0.00%	0.00%
Heavy Electrical Equipment	0.00%	0.00%	0.00%
Textiles	0.00%	0.00%	0.00%
Precious Metals & Minerals	0.00%	0.00%	0.00%
Tires & Rubber	0.00%	0.00%	0.00%
Security & Alarm Services	0.00%	0.00%	0.00%
Building Products	0.00%	0.00%	0.00%
Computer & Electronics Retail	0.00%	0.00%	0.00%
Movies & Entertainment	0.00%	0.00%	0.00%
Multi-Utilities	0.00%	0.00%	0.00%
Home Furnishings	0.00%	0.00%	0.00%

			69.51%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	15.55%
Agency Mortgage Backed	5.78%
Corporate Notes	5.65%
Sovereign Bonds	0.30%
Non-Agency Collateralized Mortgage Obligations	0.20%
Municipal Bonds and Notes	0.16%
Agency Collateralized Mortgage Obligations	0.14%
Asset Backed	0.09%
U.S. Government Sponsored Agencies	0.02%

27.89%

Short-Term Investments
Short-Term Investments	2.60%

2.60%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	2,022,863	74,279,529	35,424,699	—	—	(1,138,680)	3,011,527	$108,565,548	2,701,457
SPDR Dow Jones REIT ETF	—	—	43,344,692	—	—	(1,457,538)	449,192	41,887,154	522,317
State Street Corp.	13,036	1,272,444	—	1,146,900	622,094	(747,638)	—	—	10,446
State Street Institutional U.S. Government Money Market Fund, Class G Shares	93,039,371	93,039,371	523,368,765	560,645,636	—	—	55,762,500	$55,762,500	825,948

TOTAL		$168,591,344	$602,138,156	$561,792,536	$622,094	$(3,343,856)		$206,215,202	$4,060,168

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments	September 30, 2018 (Unaudited)

	Number of Shares	Fair Value
Common Stock (REITs) – 98.8% †
Alternate Housing – 6.7%
American Homes 4 Rent, Class A	65,953	$1,443,711
Invitation Homes Inc.	43,340	992,919
Sun Communities Inc.	14,120	1,433,745
		3,870,375
Diversified – 2.6%
JBG SMITH Properties	4,030	148,425
VEREIT Inc.	186,730	1,355,660
		1,504,085
Freestanding – 1.7%
Realty Income Corp.	6,010	341,909
STORE Capital Corp.	23,530	653,899
		995,808
Healthcare – 7.9%
HCP Inc.	53,440	1,406,541
Healthcare Trust of America Inc., Class A	54,560	1,455,115
Ventas Inc.	30,690	1,668,922
		4,530,578
Hotel – 7.0%
Chesapeake Lodging Trust	16,420	526,589
Hilton Worldwide Holdings Inc.	9,660	780,335
Park Hotels & Resorts Inc.	35,390	1,161,500
Pebblebrook Hotel Trust	7,760	282,231
Sunstone Hotel Investors Inc.	77,440	1,266,919
		4,017,574
Industrial – 11.1%
Americold Realty Trust	21,450	536,679
Duke Realty Corp.	23,000	652,510
Liberty Property Trust	19,650	830,212
Prologis Inc. REIT	55,148	3,738,483
STAG Industrial Inc.	22,770	626,175
		6,384,059
Multifamily – 12.2%
Apartment Investment & Management Co., Class A	10,026	442,447
AvalonBay Communities Inc.	15,610	2,827,751
Camden Property Trust	15,786	1,477,096
Essex Property Trust Inc.	2,520	621,709
Mid-America Apartment Communities Inc.	3,303	330,895
UDR Inc.	32,320	1,306,698
		7,006,596
Office – 18.5%
Alexandria Real Estate Equities Inc.	12,870	1,618,917
Boston Properties Inc.	16,535	2,035,293
Brandywine Realty Trust	25,260	397,087
Cousins Properties Inc.	81,280	722,579

	Number of Shares	Fair Value
Highwoods Properties Inc.	22,130	$1,045,864
Hudson Pacific Properties Inc.	18,070	591,250
Kilroy Realty Corp.	24,877	1,783,432
Mack-Cali Realty Corp.	44,950	955,637
Paramount Group Inc.	22,405	338,092
Tier REIT Inc.	12,485	300,889
VICI Properties Inc.	37,690	814,858
		10,603,898
Regional Malls – 8.7%
Simon Property Group Inc.	21,450	3,791,287
Taubman Centers Inc.	3,550	212,397
The Macerich Co.	17,540	969,787
		4,973,471
Self Storage – 5.6%
CubeSmart	53,300	1,520,649
Extra Space Storage Inc.	10,554	914,399
Public Storage	3,867	779,703
		3,214,751
Shopping Centers – 5.8%
Federal Realty Investment Trust	4,290	542,556
Kimco Realty Corp.	6,190	103,621
Regency Centers Corp.	19,120	1,236,490
Retail Properties of America Inc., Class A	47,300	576,587
Urban Edge Properties	12,490	275,779
Weingarten Realty Investors	20,675	615,288
		3,350,321
Specialty – 11.0%
CyrusOne Inc.	25,260	1,601,484
Equinix Inc.	7,860	3,402,515
Iron Mountain Inc.	37,888	1,307,894
		6,311,893
Total Common Stock (REITs) (Cost $51,938,192)		56,763,409
Short-Term Investments – 0.2%
State Street Institutional U.S. Government Money Market Fund—Class G Shares 2.01% (Cost $120,065)	120,065	120,065	(a,b)

Total Investments (Cost $52,058,257)		56,883,474

Other Assets and Liabilities, net – 1.0%		592,392

NET ASSETS – 100.0%		$57,475,866

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

(b)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2018.

Abbreviations:

REIT     Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$56,763,409	$—	$—	$56,763,409
Short-Term Investments	120,065	—	—	120,065

Total Investments in Securities	$56,883,474	$—	$—	$56,883,474

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 9/30/18	Value at 9/30/18	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	327,393	327,393	9,802,717	10,010,045	—	—	120,065	$120,065	2,187

TOTAL		$327,393	$9,802,717	$10,010,045	$—	$—		$120,065	$2,187

Notes to Schedules of Investments

Security Valuation

Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”) of the Trust. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third –party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1—Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly

•

or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3—Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2018 is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the period ended September, 2018.

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended September 30, 2018, the following Funds entered into futures contracts for strategies listed below:

Funds	Strategies
State Street U.S. Equity V.I.S. Fund	Equitization of cash
State Street S&P 500 Index V.I.S. Fund	Equitization of cash
State Street Premier Growth Equity V.I.S. Fund	Equitization of cash
State Street Small-Cap Equity V.I.S. Fund	Equitization of cash
State Street Income V.I.S. Fund	Management of Interest Rate Risk
State Street Total Return V.I.S. Fund	Equitization of cash

Options on Futures Contracts

Certain Funds may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended September 30, 2018, the State Street Income V.I.S. Fund purchased and wrote options in order to manage interest rate risk.

Credit Default Swaps

During the period ended September 30, 2018, the State Street Income V.I.S. Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds lose its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, they receive a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Funds is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolios because, in addition to its total net assets, the Fund are subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on their investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended September 30, 2018, the State Street Income V.I.S Fund entered into interest rate swaps in order to manage interest rate risk.

Delayed Delivery Transactions and When-Issued Securities

During the period, the State Street Income V.I.S. Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or whenissued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

The State Street Income V.I.S. Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Income Taxes

At September 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
State Street U.S. Equity V.I.S. Fund	$21,827,452	$7,435,077	$449,422	$6,985,655
State Street S&P 500 Index V.I.S. Fund	83,713,778	117,901,592	9,268,730	108,632,862
State Street Premier Growth Equity V.I.S. Fund	23,184,040	15,389,629	473,273	14,916,356
State Street Small-Cap Equity V.I.S. Fund	30,329,175	12,084,181	1,648,978	10,435,203
State Street Income V.I.S. Fund	20,075,917	153,636	283,965	(130,329)
State Street Total Return V.I.S Fund	2,074,967,023	132,435,354	63,424,056	69,011,298
State Street Real Estate Securities V.I.S. Fund	52,491,975	5,735,378	1,343,879	4,391,499

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Variable Insurance Series Funds, Inc.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President (Principal Executive Officer)

Date: November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President (Principal Executive Officer)

Date: November 26, 2018

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer (Principal Financial Officer)

Date: November 26, 2018